John Hancock
Multifactor ETFs
Quarterly portfolio holdings 1/31/2021

Funds' investments
MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 1-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$43,046,466
(Cost $33,018,428)
Communication services – 3.6%		1,555,345
Entertainment – 2.1%
Madison Square Garden Sports Corp. (A)	423	68,479
Roku, Inc. (A)	2,197	854,699
Interactive media and services – 1.5%
Match Group, Inc. (A)	4,520	632,167
Consumer discretionary – 89.5%		38,530,852
Auto components – 0.3%
Fox Factory Holding Corp. (A)	980	117,247
Automobiles – 10.8%
Ford Motor Company (A)	76,063	800,943
General Motors Company	17,538	888,826
Harley-Davidson, Inc.	3,927	157,433
Tesla, Inc. (A)	3,323	2,636,900
Thor Industries, Inc.	1,241	150,173
Distributors – 1.3%
Genuine Parts Company	3,455	324,355
LKQ Corp. (A)	6,538	229,418
Diversified consumer services – 1.8%
Bright Horizons Family Solutions, Inc. (A)	1,388	210,934
Chegg, Inc. (A)	2,490	237,197
frontdoor, Inc. (A)	1,463	80,524
Grand Canyon Education, Inc. (A)	1,096	93,094
Terminix Global Holdings, Inc. (A)	3,023	144,137
Hotels, restaurants and leisure – 16.8%
Caesars Entertainment, Inc. (A)	3,533	248,688
Carnival Corp.	3,428	64,001
Chipotle Mexican Grill, Inc. (A)	372	550,560
Choice Hotels International, Inc.	719	72,360
Churchill Downs, Inc.	830	155,584
Darden Restaurants, Inc.	3,156	368,905
Domino's Pizza, Inc.	728	269,913
Hilton Worldwide Holdings, Inc.	4,979	504,821
Hyatt Hotels Corp., Class A	967	63,493
Las Vegas Sands Corp.	5,282	254,011
Marriott International, Inc., Class A	2,528	294,032
Marriott Vacations Worldwide Corp.	851	104,469
McDonald's Corp.	4,498	934,864
MGM Resorts International	10,300	294,168
Norwegian Cruise Line Holdings, Ltd. (A)	5,442	123,261
Penn National Gaming, Inc. (A)	3,116	323,192
Planet Fitness, Inc., Class A (A)	1,688	121,536
Royal Caribbean Cruises, Ltd.	4,116	267,540
Starbucks Corp.	7,059	683,382
Texas Roadhouse, Inc.	1,516	115,534
The Wendy's Company	4,971	101,408
Vail Resorts, Inc.	1,114	296,279
Wingstop, Inc.	547	82,077
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Wyndham Hotels & Resorts, Inc.	2,282	$132,744
Wynn Resorts, Ltd.	2,443	243,152
Yum! Brands, Inc.	5,472	555,353
Household durables – 2.8%
Garmin, Ltd.	3,275	376,167
Helen of Troy, Ltd. (A)	587	143,375
Mohawk Industries, Inc. (A)	1,222	175,479
Tempur Sealy International, Inc. (A)	7,155	188,892
Whirlpool Corp.	1,736	321,316
Internet and direct marketing retail – 12.2%
Amazon.com, Inc. (A)	647	2,074,410
Booking Holdings, Inc. (A)	510	991,608
Chewy, Inc., Class A (A)	757	77,078
eBay, Inc.	13,071	738,642
Etsy, Inc. (A)	1,951	388,425
Expedia Group, Inc.	2,929	363,489
GrubHub, Inc. (A)	2,196	165,293
Qurate Retail, Inc., Series A	10,797	136,042
Stamps.com, Inc. (A)	399	91,096
Wayfair, Inc., Class A (A)	872	237,463
Leisure products – 3.4%
Brunswick Corp.	2,189	189,261
Hasbro, Inc.	2,752	258,193
Mattel, Inc. (A)	5,255	95,221
Peloton Interactive, Inc., Class A (A)	4,159	607,755
Polaris, Inc.	1,700	198,339
YETI Holdings, Inc. (A)	1,824	120,056
Multiline retail – 6.4%
Dollar General Corp.	3,485	678,216
Dollar Tree, Inc. (A)	6,374	647,981
Ollie's Bargain Outlet Holdings, Inc. (A)	1,359	128,738
Target Corp.	7,229	1,309,678
Specialty retail – 25.4%
Advance Auto Parts, Inc.	1,685	251,301
AutoNation, Inc. (A)	2,152	153,395
AutoZone, Inc. (A)	432	483,136
Best Buy Company, Inc.	9,682	1,053,595
Burlington Stores, Inc. (A)	1,588	395,253
CarMax, Inc. (A)	4,554	536,370
Carvana Company (A)	614	160,371
Dick's Sporting Goods, Inc.	1,476	98,907
Five Below, Inc. (A)	1,534	269,570
Floor & Decor Holdings, Inc., Class A (A)	2,574	236,988
L Brands, Inc.	4,158	169,480
Lithia Motors, Inc., Class A	620	197,582
Lowe's Companies, Inc.	5,891	982,913
O'Reilly Automotive, Inc. (A)	930	395,687
Penske Automotive Group, Inc.	552	33,032
RH (A)	369	175,408
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Ross Stores, Inc.	6,450	$717,821
The Gap, Inc.	6,602	133,691
The Home Depot, Inc.	6,504	1,761,413
The TJX Companies, Inc.	20,886	1,337,539
Tractor Supply Company	4,577	648,744
Ulta Beauty, Inc. (A)	1,504	420,759
Williams-Sonoma, Inc.	2,573	331,711
Textiles, apparel and luxury goods – 8.3%
Columbia Sportswear Company	798	69,793
Deckers Outdoor Corp. (A)	844	246,431
Hanesbrands, Inc.	15,446	236,169
Levi Strauss & Company, Class A	936	18,449
Lululemon Athletica, Inc. (A)	1,494	491,048
NIKE, Inc., Class B	10,532	1,406,970
PVH Corp.	1,263	107,683
Ralph Lauren Corp.	1,261	127,424
Skechers U.S.A., Inc., Class A (A)	2,983	102,854
Tapestry, Inc.	4,560	144,187
Under Armour, Inc., Class A (A)	4,299	75,233
Under Armour, Inc., Class C (A)	4,462	66,796
VF Corp.	6,432	494,428
Consumer staples – 1.4%		611,267
Personal products – 1.4%
The Estee Lauder Companies, Inc., Class A	2,583	611,267
Industrials – 5.4%		2,349,002
Building products – 1.6%
Allegion PLC	3,441	368,221
Fortune Brands Home & Security, Inc.	3,853	332,321
Commercial services and supplies – 1.8%
Copart, Inc. (A)	5,233	574,322
Rollins, Inc.	5,533	199,299
Road and rail – 1.6%
Lyft, Inc., Class A (A)	839	37,302
Uber Technologies, Inc. (A)	13,064	665,350
Trading companies and distributors – 0.4%
SiteOne Landscape Supply, Inc. (A)	1,092	172,187

SHORT-TERM INVESTMENTS – 0.2%		$79,721
(Cost $79,721)
Short-term funds – 0.2%		79,721
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (B)	79,721	79,721
Total investments (Multifactor Consumer Discretionary ETF) (Cost $33,098,149) 100.1%		$43,126,187
Other assets and liabilities, net (0.1%)		(60,453)
Total net assets 100.0%		$43,065,734

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-21.
MULTIFACTOR CONSUMER STAPLES ETF

As of 1-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$24,259,506
(Cost $22,549,181)
Consumer discretionary – 1.1%		275,798
Household durables – 1.1%
Newell Brands, Inc.	11,482	275,798
Consumer staples – 95.4%		23,160,719
Beverages – 18.8%
Brown-Forman Corp., Class A	634	41,920
Brown-Forman Corp., Class B	3,713	266,111
Constellation Brands, Inc., Class A	2,153	454,132
Keurig Dr. Pepper, Inc.	5,962	189,592
Molson Coors Beverage Company, Class B	5,270	264,343
Monster Beverage Corp. (A)	4,203	364,946
PepsiCo, Inc.	10,310	1,408,037
The Boston Beer Company, Inc., Class A (A)	184	168,708
The Coca-Cola Company	29,155	1,403,814
Food and staples retailing – 22.4%
BJ's Wholesale Club Holdings, Inc. (A)	3,743	157,468
Casey's General Stores, Inc.	1,174	220,102
Costco Wholesale Corp.	3,594	1,266,633
Performance Food Group Company (A)	3,432	160,892
Sysco Corp.	6,799	486,196
The Kroger Company	32,570	1,123,665
U.S. Foods Holding Corp. (A)	6,178	191,456
Walgreens Boots Alliance, Inc.	7,384	371,046
Walmart, Inc.	10,401	1,461,236
Food products – 30.8%
Archer-Daniels-Midland Company	15,191	759,702
Beyond Meat, Inc. (A)	667	118,779
Bunge, Ltd.	3,987	260,909
Campbell Soup Company	7,294	350,914
Conagra Brands, Inc.	13,235	457,931
Darling Ingredients, Inc. (A)	4,249	263,480
Flowers Foods, Inc.	4,882	112,091
Freshpet, Inc. (A)	718	100,025
General Mills, Inc.	9,050	525,805
Hormel Foods Corp.	7,437	348,498
Ingredion, Inc.	2,008	151,544
Kellogg Company	8,425	496,570
Lamb Weston Holdings, Inc.	3,738	279,229
Lancaster Colony Corp.	597	104,224
McCormick & Company, Inc.	6,011	538,225
Mondelez International, Inc., Class A	12,865	713,236
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Pilgrim's Pride Corp. (A)	1,896	$36,744
Post Holdings, Inc. (A)	1,924	182,491
The Hershey Company	3,967	576,960
The J.M. Smucker Company	3,090	359,707
The Kraft Heinz Company	8,659	290,163
Tyson Foods, Inc., Class A	7,060	454,029
Household products – 16.0%
Church & Dwight Company, Inc.	6,357	536,722
Colgate-Palmolive Company	7,850	612,300
Kimberly-Clark Corp.	4,539	599,602
Reynolds Consumer Products, Inc.	2,073	62,190
The Clorox Company	3,445	721,590
The Procter & Gamble Company	10,439	1,338,384
Personal products – 0.5%
Herbalife Nutrition, Ltd. (A)	2,472	125,973
Tobacco – 6.9%
Altria Group, Inc.	19,673	808,167
Philip Morris International, Inc.	10,976	874,238
Materials – 3.4%		822,989
Chemicals – 3.4%
Corteva, Inc.	20,647	822,989

SHORT-TERM INVESTMENTS – 0.2%		$57,481
(Cost $57,481)
Short-term funds – 0.2%		57,481
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (B)	57,481	57,481
Total investments (Multifactor Consumer Staples ETF) (Cost $22,606,662) 100.1%		$24,316,987
Other assets and liabilities, net (0.1%)		(30,644)
Total net assets 100.0%		$24,286,343

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-21.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 1-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.8%		$460,481,284
(Cost $396,800,773)
Australia - 7.0%		32,689,750
Afterpay, Ltd. (A)	2,731	283,083
AGL Energy, Ltd.	62,746	552,187
Ampol, Ltd.	3,651	73,308
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
APA Group	72,532	$544,815
Aristocrat Leisure, Ltd.	15,760	375,573
ASX, Ltd.	2,150	118,424
Aurizon Holdings, Ltd.	224,307	636,768
Australia & New Zealand Banking Group, Ltd.	67,468	1,227,344
BHP Group PLC	71,737	1,981,514
BHP Group, Ltd.	84,467	2,823,007
Brambles, Ltd.	42,247	342,616
CIMIC Group, Ltd. (A)	6,320	119,625
Coca-Cola Amatil, Ltd.	14,411	144,623
Cochlear, Ltd.	3,393	513,992
Coles Group, Ltd.	30,074	420,183
Commonwealth Bank of Australia	38,295	2,453,678
Computershare, Ltd.	31,913	351,853
Crown Resorts, Ltd.	23,593	173,777
CSL, Ltd.	10,546	2,198,600
Dexus	26,448	182,833
Evolution Mining, Ltd.	82,310	298,711
Fortescue Metals Group, Ltd.	46,432	776,268
Goodman Group	24,146	327,540
Insurance Australia Group, Ltd.	46,699	173,775
Lendlease Corp., Ltd.	38,352	353,401
Macquarie Group, Ltd.	9,867	994,758
Magellan Financial Group, Ltd.	7,107	261,300
Medibank Private, Ltd.	207,738	465,410
Mirvac Group	90,988	166,149
National Australia Bank, Ltd.	59,631	1,076,999
Newcrest Mining, Ltd.	14,138	272,486
Northern Star Resources, Ltd.	36,984	364,631
Oil Search, Ltd.	107,528	320,103
Orica, Ltd.	14,822	173,539
Origin Energy, Ltd.	111,969	407,205
Qantas Airways, Ltd. (A)	76,825	265,248
QBE Insurance Group, Ltd.	38,564	237,594
Ramsay Health Care, Ltd.	10,381	501,545
REA Group, Ltd.	3,630	408,521
Reece, Ltd.	7,228	88,786
Rio Tinto, Ltd.	16,748	1,417,473
Santos, Ltd.	189,650	947,263
Scentre Group	50,921	106,659
Sonic Healthcare, Ltd.	5,099	134,463
South32, Ltd.	222,713	434,026
Stockland	78,698	268,696
Suncorp Group, Ltd.	58,845	455,100
Sydney Airport (A)	22,881	100,417
Tabcorp Holdings, Ltd.	134,648	412,202
Telstra Corp., Ltd.	158,393	379,164
The GPT Group	48,208	159,786
TPG Telecom, Ltd. (A)	5,758	32,692
Transurban Group	23,738	241,140
Treasury Wine Estates, Ltd.	21,479	165,622
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Vicinity Centres	83,048	$97,808
Wesfarmers, Ltd.	21,495	900,630
Westpac Banking Corp.	83,732	1,357,463
WiseTech Global, Ltd.	2,140	51,359
Woodside Petroleum, Ltd.	25,880	485,887
Woolworths Group, Ltd.	34,773	1,090,128
Austria - 0.1%		652,999
Erste Group Bank AG	7,389	226,667
OMV AG	3,838	161,985
Raiffeisen Bank International AG (A)	5,785	113,646
Telekom Austria AG	2,608	19,866
Verbund AG	973	87,948
voestalpine AG	1,172	42,887
Belgium - 1.0%		4,443,508
Ackermans & van Haaren NV	2,077	318,446
Ageas SA/NV	16,768	861,508
Anheuser-Busch InBev SA/NV	16,355	1,032,826
Elia Group SA/NV	2,667	321,746
Etablissements Franz Colruyt NV	3,635	224,606
Galapagos NV (A)	1,047	109,609
KBC Group NV (A)	7,132	500,125
Proximus SADP	10,742	226,817
Solvay SA (B)	2,667	304,703
Telenet Group Holding NV	1,192	50,859
UCB SA	1,271	132,055
Umicore SA	5,307	301,548
Warehouses De Pauw CVA	1,629	58,660
Chile - 0.1%		406,245
Antofagasta PLC	20,688	406,245
Czech Republic - 0.1%		206,484
Avast PLC (C)	31,844	206,484
Denmark - 2.4%		11,218,986
A.P. Moller - Maersk A/S, Series A	88	167,462
A.P. Moller - Maersk A/S, Series B	88	182,842
Carlsberg A/S, Class B	4,712	692,869
Chr. Hansen Holding A/S (A)	6,106	555,145
Coloplast A/S, B Shares	2,356	353,054
Danske Bank A/S (A)	36,324	624,486
DSV Panalpina A/S	6,113	958,189
Genmab A/S (A)	4,119	1,648,407
GN Store Nord A/S	4,685	359,678
Novo Nordisk A/S, B Shares	36,266	2,520,019
Novozymes A/S, B Shares	13,406	808,477
Orsted A/S (C)	4,934	940,539
Tryg A/S	6,536	204,343
Vestas Wind Systems A/S	5,523	1,203,476
Finland - 1.6%		7,422,885
Elisa OYJ	9,005	536,944
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Finland (continued)
Fortum OYJ	11,638	$282,568
Kesko OYJ, A Shares	6,529	159,038
Kesko OYJ, B Shares	15,709	408,416
Kone OYJ, Class B	9,584	755,903
Metso Outotec OYJ	29,590	296,578
Neste OYJ	10,079	713,637
Nokia OYJ (A)	97,147	467,847
Nordea Bank ABP (A)	68,953	562,020
Orion OYJ, Class A	587	27,207
Orion OYJ, Class B	5,362	246,501
Sampo OYJ, A Shares	5,888	248,078
Stora Enso OYJ, R Shares	49,246	897,435
UPM-Kymmene OYJ	50,819	1,820,713
France - 9.6%		44,877,192
Air Liquide SA	11,135	1,826,268
Airbus SE (A)	11,054	1,117,335
Amundi SA (A)(C)	2,291	170,897
AXA SA	48,743	1,083,687
BioMerieux	1,615	250,163
BNP Paribas SA (A)	23,561	1,138,673
Bouygues SA	37,413	1,473,588
Capgemini SE	16,951	2,460,956
Cie de Saint-Gobain	33,251	1,659,494
Cie Generale des Etablissements Michelin SCA	23,256	3,218,098
Credit Agricole SA (A)	78,342	892,767
Danone SA	12,472	832,767
Dassault Systemes SE	1,518	303,835
Electricite de France SA (A)	52,571	656,568
Engie SA (A)	109,626	1,707,427
EssilorLuxottica SA	5,123	728,200
Hermes International	581	594,755
Kering SA	1,285	845,517
Legrand SA	18,834	1,736,700
L'Oreal SA	2,558	901,548
LVMH Moet Hennessy Louis Vuitton SE	5,510	3,335,670
Orange SA	272,210	3,209,190
Pernod Ricard SA	8,190	1,549,220
Safran SA (A)	9,174	1,160,246
Sanofi	20,031	1,877,496
Sartorius Stedim Biotech	1,243	520,992
Schneider Electric SE	5,912	868,722
Societe Generale SA (A)	36,218	679,291
Teleperformance	2,143	703,474
Thales SA	7,156	644,908
TOTAL SE	59,187	2,509,170
Veolia Environnement SA	14,812	396,972
Vinci SA	20,002	1,860,927
Vivendi SA	57,451	1,767,266
Worldline SA (A)(C)	2,284	194,405
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany - 8.2%		$38,395,465
adidas AG (A)	3,270	1,040,853
Allianz SE	9,676	2,192,612
BASF SE	23,130	1,793,664
Bayer AG	44,166	2,678,303
Bayerische Motoren Werke AG	18,089	1,538,563
Beiersdorf AG	4,122	452,406
Continental AG	3,236	455,061
Daimler AG	22,343	1,577,639
Delivery Hero SE (A)(C)	2,806	427,831
Deutsche Bank AG (A)	120,170	1,221,828
Deutsche Boerse AG	9,211	1,483,853
Deutsche Post AG	21,052	1,043,760
Deutsche Telekom AG	97,387	1,739,237
Deutsche Wohnen SE	30,342	1,506,939
E.ON SE	90,995	965,100
Evonik Industries AG	18,551	612,572
Fresenius Medical Care AG & Company KGaA	23,697	1,923,138
Fresenius SE & Company KGaA	45,804	2,046,151
Hannover Rueck SE	3,455	537,277
HeidelbergCement AG	12,011	890,414
Henkel AG & Company KGaA	1,477	138,528
Infineon Technologies AG	53,153	2,139,066
Knorr-Bremse AG	2,688	356,544
Merck KGaA	1,380	230,863
Muenchener Rueckversicherungs-Gesellschaft AG	3,797	1,009,319
RWE AG	36,572	1,575,535
SAP SE	15,907	2,025,303
Siemens AG	8,904	1,383,987
Siemens Energy AG (A)	4,448	165,251
Siemens Healthineers AG (C)	2,593	145,793
Symrise AG	7,470	932,034
Volkswagen AG	2,350	498,200
Vonovia SE	20,295	1,359,554
Zalando SE (A)(C)	2,679	308,287
Hong Kong - 3.1%		14,611,419
AIA Group, Ltd.	257,524	3,113,663
BOC Hong Kong Holdings, Ltd.	100,795	301,585
Budweiser Brewing Company APAC, Ltd. (C)	9,400	31,580
CK Asset Holdings, Ltd.	133,896	672,601
CK Hutchison Holdings, Ltd.	74,273	514,384
CK Infrastructure Holdings, Ltd.	39,929	212,935
CLP Holdings, Ltd.	171,071	1,603,960
Galaxy Entertainment Group, Ltd.	29,641	224,777
Hang Lung Properties, Ltd.	76,000	202,893
Hang Seng Bank, Ltd.	19,389	350,829
Henderson Land Development Company, Ltd.	88,398	361,397
HKT Trust & HKT, Ltd.	352,337	464,400
Hong Kong & China Gas Company, Ltd.	110,158	158,265
Hong Kong Exchanges & Clearing, Ltd.	30,525	1,958,141
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Hong Kong (continued)
Link REIT	43,510	$379,892
MTR Corp., Ltd.	38,913	226,587
New World Development Company, Ltd.	134,265	624,239
Power Assets Holdings, Ltd.	96,073	511,722
Sun Hung Kai Properties, Ltd.	40,662	555,875
Swire Properties, Ltd.	74,801	217,539
Techtronic Industries Company, Ltd.	103,077	1,552,699
Wharf Real Estate Investment Company, Ltd.	69,993	371,456
Ireland - 1.1%		4,972,817
CRH PLC	31,949	1,334,454
DCC PLC	4,313	326,691
Experian PLC	24,244	850,940
Flutter Entertainment PLC (A)	2,490	465,412
ICON PLC (A)	2,418	492,813
James Hardie Industries PLC, CHESS Depositary Interest (A)	26,962	761,060
Kerry Group PLC, Class A	1,620	220,235
Kingspan Group PLC (A)	7,661	521,212
Isle of Man - 0.1%		356,643
Entain PLC (A)	20,928	356,643
Israel - 0.4%		1,806,799
Azrieli Group, Ltd.	628	38,731
Bank Hapoalim BM (A)	29,891	213,553
Bank Leumi Le-Israel BM	47,674	298,390
Check Point Software Technologies, Ltd. (A)	3,021	385,903
Elbit Systems, Ltd.	605	84,415
ICL Group, Ltd.	11,244	60,626
Mizrahi Tefahot Bank, Ltd.	3,776	89,105
Nice, Ltd. (A)	1,079	280,020
Teva Pharmaceutical Industries, Ltd. (A)	21,626	268,600
Wix.com, Ltd. (A)	354	87,456
Italy - 2.0%		9,328,949
Amplifon SpA (A)	5,531	219,933
Assicurazioni Generali SpA	22,166	379,436
Atlantia SpA (A)	9,797	155,981
Davide Campari-Milano NV	22,939	247,362
DiaSorin SpA	1,779	390,332
Enel SpA	142,914	1,422,172
Eni SpA	69,034	700,477
Ferrari NV	3,110	650,819
FinecoBank Banca Fineco SpA (A)	36,048	563,857
Hera SpA	84,691	296,738
Infrastrutture Wireless Italiane SpA (C)	13,387	144,179
Intesa Sanpaolo SpA (A)	298,896	655,520
Mediobanca Banca di Credito Finanziario SpA (A)	53,658	480,053
Moncler SpA (A)	11,735	664,512
Nexi SpA (A)(C)	7,190	127,970
Poste Italiane SpA (C)	6,686	65,600
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
Prysmian SpA	11,115	$359,736
Recordati Industria Chimica e Farmaceutica SpA	6,795	352,664
Snam SpA	50,284	264,398
Telecom Italia SpA	953,226	409,263
Terna Rete Elettrica Nazionale SpA	39,233	285,699
UniCredit SpA (A)	42,151	386,988
UnipolSai Assicurazioni SpA	41,455	105,260
Japan - 25.6%		119,410,408
ABC-Mart, Inc.	1,400	79,564
Acom Company, Ltd.	16,900	74,254
Advantest Corp.	11,000	871,006
Aeon Company, Ltd.	17,800	556,978
AGC, Inc.	12,000	416,066
Aisin Seiki Company, Ltd.	10,700	327,556
Ajinomoto Company, Inc.	24,900	588,163
Alfresa Holdings Corp.	5,800	115,507
ANA Holdings, Inc. (A)	7,400	156,913
Asahi Group Holdings, Ltd.	7,600	305,757
Asahi Intecc Company, Ltd.	10,800	354,859
Asahi Kasei Corp.	53,400	593,957
Astellas Pharma, Inc.	35,300	570,660
Bandai Namco Holdings, Inc.	5,301	452,708
Bridgestone Corp.	31,900	1,178,559
Brother Industries, Ltd.	15,100	335,475
Canon, Inc.	20,100	440,512
Capcom Company, Ltd.	2,800	176,245
Central Japan Railway Company	4,944	698,899
Chubu Electric Power Company, Inc.	31,400	384,346
Chugai Pharmaceutical Company, Ltd.	11,000	574,927
Concordia Financial Group, Ltd.	78,800	285,259
Cosmos Pharmaceutical Corp.	700	106,844
CyberAgent, Inc.	5,100	320,044
Dai Nippon Printing Company, Ltd.	22,424	385,531
Daifuku Company, Ltd.	7,200	820,440
Dai-ichi Life Holdings, Inc.	29,600	448,403
Daiichi Sankyo Company, Ltd.	17,700	568,895
Daikin Industries, Ltd.	6,047	1,276,746
Daito Trust Construction Company, Ltd.	3,486	362,601
Daiwa House Industry Company, Ltd.	25,300	716,384
Daiwa House REIT Investment Corp.	43	115,535
Daiwa Securities Group, Inc.	90,600	430,262
Denso Corp.	9,000	499,193
Dentsu Group, Inc.	3,800	120,321
Disco Corp.	1,498	487,195
East Japan Railway Company	9,200	605,454
Eisai Company, Ltd.	4,472	326,467
ENEOS Holdings, Inc.	86,400	349,660
FANUC Corp.	2,170	567,191
Fast Retailing Company, Ltd.	1,419	1,217,389
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Fuji Electric Company, Ltd.	5,993	$238,415
FUJIFILM Holdings Corp.	10,100	577,570
Fujitsu, Ltd.	3,300	504,952
GLP J-REIT	53	84,946
GMO Payment Gateway, Inc.	2,500	357,228
Hakuhodo DY Holdings, Inc.	11,200	161,964
Hamamatsu Photonics KK	4,200	243,507
Hankyu Hanshin Holdings, Inc.	21,300	686,637
Hikari Tsushin, Inc.	641	134,512
Hino Motors, Ltd.	25,900	222,894
Hirose Electric Company, Ltd.	1,105	173,199
Hisamitsu Pharmaceutical Company, Inc.	1,800	107,627
Hitachi Construction Machinery Company, Ltd.	9,800	284,560
Hitachi Metals, Ltd.	18,800	299,701
Hitachi, Ltd.	24,600	1,011,773
Honda Motor Company, Ltd.	43,254	1,142,134
Hoshizaki Corp.	2,400	212,274
Hoya Corp.	9,700	1,241,048
Hulic Company, Ltd.	36,600	413,911
Idemitsu Kosan Company, Ltd.	18,559	435,014
Iida Group Holdings Company, Ltd.	8,500	187,301
Inpex Corp.	38,200	220,746
Isuzu Motors, Ltd.	31,900	304,695
ITOCHU Corp.	38,100	1,090,833
Itochu Techno-Solutions Corp.	4,500	158,604
Japan Airlines Company, Ltd. (A)	7,800	138,797
Japan Exchange Group, Inc.	14,000	326,950
Japan Post Bank Company, Ltd. (B)	6,500	56,125
Japan Post Holdings Company, Ltd.	27,200	216,130
Japan Post Insurance Company, Ltd.	6,900	135,304
Japan Real Estate Investment Corp.	37	225,121
Japan Retail Fund Investment Corp.	47	88,887
Japan Tobacco, Inc.	39,400	781,828
JFE Holdings, Inc. (A)	13,500	117,212
JSR Corp.	6,500	198,362
Kajima Corp.	54,100	723,951
Kansai Paint Company, Ltd.	6,000	176,799
Kao Corp.	12,800	928,808
KDDI Corp.	62,400	1,835,136
Keikyu Corp.	10,100	161,685
Keio Corp.	4,670	341,234
Keisei Electric Railway Company, Ltd.	7,400	250,566
Keyence Corp.	1,870	1,002,739
Kikkoman Corp.	6,300	444,090
Kintetsu Group Holdings Company, Ltd.	7,000	293,519
Kirin Holdings Company, Ltd.	22,300	478,397
Kobayashi Pharmaceutical Company, Ltd.	1,400	157,524
Kobe Bussan Company, Ltd.	4,400	122,130
Koito Manufacturing Company, Ltd.	6,600	424,261
Komatsu, Ltd.	25,000	683,533
Konami Holdings Corp.	6,300	385,119
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Kose Corp.	1,000	$160,753
Kubota Corp.	20,800	456,748
Kyocera Corp.	8,500	543,880
Kyowa Kirin Company, Ltd.	2,600	76,986
Lasertec Corp.	2,900	389,178
Lawson, Inc.	4,700	228,053
Lion Corp. (B)	12,300	281,609
LIXIL Corp.	32,500	757,749
M3, Inc.	9,900	833,172
Makita Corp.	2,900	138,221
Marubeni Corp.	78,000	517,268
Mazda Motor Corp.	54,000	383,743
Medipal Holdings Corp.	4,900	100,204
MEIJI Holdings Company, Ltd.	4,000	272,792
Mercari, Inc. (A)	1,500	72,210
MINEBEA MITSUMI, Inc.	40,300	892,647
MISUMI Group, Inc.	12,000	390,277
Mitsubishi Chemical Holdings Corp.	37,500	255,886
Mitsubishi Corp.	34,700	877,485
Mitsubishi Electric Corp.	35,100	534,571
Mitsubishi Estate Company, Ltd.	13,200	208,285
Mitsubishi Heavy Industries, Ltd.	12,900	369,399
Mitsubishi UFJ Financial Group, Inc.	296,170	1,327,595
Mitsubishi UFJ Lease & Finance Company, Ltd.	58,000	283,643
Mitsui & Company, Ltd.	43,100	797,203
Mitsui Chemicals, Inc.	16,700	478,054
Mitsui Fudosan Company, Ltd.	17,800	360,182
Mizuho Financial Group, Inc.	52,200	687,308
MonotaRO Company, Ltd.	7,400	371,078
MS&AD Insurance Group Holdings, Inc.	12,200	350,053
Murata Manufacturing Company, Ltd.	10,400	998,825
Nagoya Railroad Company, Ltd.	7,300	185,472
NEC Corp.	17,103	931,153
Nexon Company, Ltd.	4,600	139,940
NGK Insulators, Ltd.	17,300	302,062
NH Foods, Ltd.	3,792	162,263
Nidec Corp.	7,600	1,005,397
Nihon M&A Center, Inc.	5,000	290,367
Nintendo Company, Ltd.	1,917	1,109,240
Nippon Building Fund, Inc.	20	120,732
Nippon Express Company, Ltd.	10,900	740,236
Nippon Paint Holdings Company, Ltd.	1,700	152,959
Nippon Prologis REIT, Inc.	43	140,260
Nippon Sanso Holdings Corp.	13,500	259,697
Nippon Shinyaku Company, Ltd.	1,600	117,828
Nippon Steel Corp. (A)	21,000	242,103
Nippon Telegraph & Telephone Corp.	78,066	1,952,116
Nissan Chemical Corp.	7,600	432,647
Nissan Motor Company, Ltd. (A)	65,500	332,896
Nisshin Seifun Group, Inc.	9,700	163,249
Nissin Foods Holdings Company, Ltd.	2,316	200,199
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Nitori Holdings Company, Ltd.	2,401	$476,783
Nitto Denko Corp.	7,294	659,766
Nomura Holdings, Inc.	78,400	413,136
Nomura Real Estate Master Fund, Inc.	111	168,469
Nomura Research Institute, Ltd.	9,000	303,883
NSK, Ltd.	42,500	384,426
NTT Data Corp.	16,000	229,543
Obayashi Corp.	61,900	517,927
Obic Company, Ltd.	800	150,227
Odakyu Electric Railway Company, Ltd.	14,300	414,542
Oji Holdings Corp.	81,900	494,396
Olympus Corp.	32,500	586,549
Omron Corp.	2,200	194,164
Ono Pharmaceutical Company, Ltd.	4,565	136,259
Oracle Corp. Japan	1,000	117,962
Oriental Land Company, Ltd.	2,200	343,569
ORIX Corp.	33,800	540,761
Orix JREIT, Inc.	36	60,244
Osaka Gas Company, Ltd.	37,100	684,983
Otsuka Corp.	6,300	317,121
Otsuka Holdings Company, Ltd.	7,400	315,381
Pan Pacific International Holdings Corp.	10,500	235,685
Panasonic Corp.	94,704	1,222,527
PeptiDream, Inc. (A)	4,900	285,964
Pigeon Corp.	4,500	202,445
Pola Orbis Holdings, Inc.	3,800	75,967
Rakuten, Inc.	14,600	143,497
Recruit Holdings Company, Ltd.	21,700	941,415
Renesas Electronics Corp. (A)	62,300	714,074
Resona Holdings, Inc.	124,300	430,975
Ricoh Company, Ltd.	50,500	381,059
Rohm Company, Ltd.	5,100	516,844
Ryohin Keikaku Company, Ltd.	14,900	355,938
Santen Pharmaceutical Company, Ltd.	11,400	188,485
SBI Holdings, Inc.	13,500	336,291
SCSK Corp.	2,600	144,534
Secom Company, Ltd.	2,561	231,822
Seiko Epson Corp.	31,900	540,224
Sekisui Chemical Company, Ltd.	57,100	1,027,522
Sekisui House, Ltd. (B)	16,400	316,267
Seven & i Holdings Company, Ltd.	33,300	1,259,862
SG Holdings Company, Ltd.	12,300	316,150
Sharp Corp.	9,200	191,039
Shimadzu Corp.	11,500	437,724
Shimano, Inc.	886	208,224
Shimizu Corp.	54,300	382,245
Shin-Etsu Chemical Company, Ltd.	6,898	1,197,489
Shionogi & Company, Ltd.	3,571	193,737
Shiseido Company, Ltd.	7,377	478,365
SMC Corp.	645	390,345
Softbank Corp.	28,100	369,585
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
SoftBank Group Corp.	32,936	$2,550,696
Sohgo Security Services Company, Ltd.	2,100	103,300
Sompo Holdings, Inc.	9,000	358,212
Sony Corp.	22,600	2,169,445
Square Enix Holdings Company, Ltd.	3,300	189,751
Stanley Electric Company, Ltd.	9,600	299,842
Subaru Corp.	15,800	302,735
Sumitomo Chemical Company, Ltd.	145,700	686,089
Sumitomo Corp.	31,300	414,663
Sumitomo Dainippon Pharma Company, Ltd.	7,700	124,809
Sumitomo Electric Industries, Ltd.	44,900	597,194
Sumitomo Metal Mining Company, Ltd.	13,900	603,291
Sumitomo Mitsui Financial Group, Inc.	33,900	1,050,724
Sumitomo Mitsui Trust Holdings, Inc.	6,975	208,660
Sumitomo Realty & Development Company, Ltd.	4,900	147,849
Sundrug Company, Ltd.	4,800	190,496
Suntory Beverage & Food, Ltd.	5,000	174,555
Suzuki Motor Corp.	9,000	404,718
Sysmex Corp.	4,248	496,435
T&D Holdings, Inc.	36,900	427,525
Taisei Corp.	21,961	710,043
Taisho Pharmaceutical Holdings Company, Ltd.	2,729	178,032
Takeda Pharmaceutical Company, Ltd.	28,147	994,198
TDK Corp.	4,700	757,782
Terumo Corp.	13,100	508,635
The Chiba Bank, Ltd.	58,600	318,481
The Chugoku Electric Power Company, Inc.	28,300	348,428
The Kansai Electric Power Company, Inc.	34,200	334,830
The Shizuoka Bank, Ltd.	42,000	304,886
Tobu Railway Company, Ltd.	18,400	517,931
Toho Company, Ltd.	3,600	139,090
Tohoku Electric Power Company, Inc.	72,800	623,732
Tokio Marine Holdings, Inc.	17,600	862,895
Tokyo Century Corp.	5,000	404,031
Tokyo Electric Power Company Holdings, Inc. (A)	205,300	786,335
Tokyo Electron, Ltd.	2,957	1,124,392
Tokyo Gas Company, Ltd.	15,700	343,332
Tokyu Corp.	21,600	253,353
Toppan Printing Company, Ltd.	23,200	329,735
Toray Industries, Inc.	75,400	490,592
Toshiba Corp.	9,200	300,091
Tosoh Corp.	24,800	425,908
TOTO, Ltd.	6,400	353,942
Toyo Suisan Kaisha, Ltd.	1,600	78,858
Toyota Industries Corp.	4,400	345,881
Toyota Motor Corp.	87,628	6,109,980
Toyota Tsusho Corp.	10,600	413,592
Trend Micro, Inc.	8,200	449,573
Tsuruha Holdings, Inc.	2,200	292,507
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Unicharm Corp.	10,100	$453,412
USS Company, Ltd.	15,200	299,078
Welcia Holdings Company, Ltd.	4,700	159,817
West Japan Railway Company	6,281	333,563
Yakult Honsha Company, Ltd.	2,700	137,714
Yamada Holdings Company, Ltd.	39,000	198,548
Yamaha Corp.	5,166	290,632
Yamaha Motor Company, Ltd.	26,700	586,561
Yamato Holdings Company, Ltd.	12,200	303,092
Yaskawa Electric Corp.	9,900	506,844
Z Holdings Corp.	37,300	231,720
ZOZO, Inc.	9,000	252,132
Jordan - 0.0%		155,689
Hikma Pharmaceuticals PLC	4,726	155,689
Luxembourg - 0.1%		540,502
Eurofins Scientific SE (A)	4,862	467,704
Tenaris SA	9,319	72,798
Macau - 0.1%		224,397
Sands China, Ltd.	56,400	224,397
Mexico - 0.0%		96,234
Fresnillo PLC	7,096	96,234
Netherlands - 4.7%		21,860,549
Adyen NV (A)(C)	413	862,766
Akzo Nobel NV	15,151	1,543,239
Argenx SE (A)(B)	478	140,070
ASML Holding NV	6,415	3,424,890
Heineken Holding NV	9,001	793,904
Heineken NV	5,208	543,760
ING Groep NV (A)	85,330	764,547
Just Eat Takeaway.com NV (A)(B)(C)	1,878	215,792
Koninklijke Ahold Delhaize NV	55,193	1,581,803
Koninklijke DSM NV	11,381	1,991,056
Koninklijke Philips NV (A)	24,994	1,365,068
Prosus NV (A)	5,816	677,051
Royal Dutch Shell PLC, B Shares	166,507	2,908,853
Stellantis NV	27,341	416,204
Stellantis NV (Euronext Paris Exchange) (A)	139,760	2,124,807
Wolters Kluwer NV	30,148	2,506,739
New Zealand - 0.3%		1,320,750
a2 Milk Company, Ltd. (A)	21,281	176,991
Auckland International Airport, Ltd. (A)	16,791	90,154
Fisher & Paykel Healthcare Corp., Ltd.	9,810	244,907
Meridian Energy, Ltd.	31,890	164,329
Ryman Healthcare, Ltd.	4,607	51,663
Spark New Zealand, Ltd.	68,431	236,727
Xero, Ltd. (A)	3,572	355,979
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Norway - 0.6%		$2,844,512
Adevinta ASA (A)	1,922	28,719
Aker BP ASA	3,173	79,502
DNB ASA (A)	23,614	463,696
Equinor ASA	49,128	889,456
Gjensidige Forsikring ASA (B)	2,285	52,898
Mowi ASA	6,924	153,854
Norsk Hydro ASA	58,820	262,157
Orkla ASA	9,271	90,423
Salmar ASA	2,305	139,330
Schibsted ASA, A Shares (A)	871	32,975
Schibsted ASA, B Shares (A)	1,058	34,290
Telenor ASA	17,017	282,624
TOMRA Systems ASA	1,213	56,020
Yara International ASA	5,949	278,568
Portugal - 0.1%		585,855
EDP - Energias de Portugal SA	58,287	366,244
Galp Energia SGPS SA	10,929	109,992
Jeronimo Martins SGPS SA	6,696	109,619
Singapore - 1.2%		5,751,758
Ascendas Real Estate Investment Trust	61,492	142,714
CapitaLand Integrated Commercial Trust	96,300	155,287
CapitaLand, Ltd.	68,900	166,656
City Developments, Ltd.	36,800	200,208
DBS Group Holdings, Ltd.	58,124	1,102,827
Genting Singapore, Ltd.	121,100	78,020
Jardine Cycle & Carriage, Ltd.	2,800	45,489
Keppel Corp., Ltd.	41,200	155,536
Mapletree Logistics Trust	33,900	50,578
Oversea-Chinese Banking Corp., Ltd.	91,088	708,333
Sea, Ltd., ADR (A)	2,209	478,712
Singapore Airlines, Ltd. (A)	159,700	494,587
Singapore Exchange, Ltd.	48,900	364,788
Singapore Technologies Engineering, Ltd.	73,800	206,313
Singapore Telecommunications, Ltd.	213,500	379,670
United Overseas Bank, Ltd.	50,124	883,053
Wilmar International, Ltd.	35,000	138,987
Spain - 2.3%		10,598,925
Aena SME SA (A)(C)	1,843	285,032
Amadeus IT Group SA (A)	11,363	725,310
Banco Bilbao Vizcaya Argentaria SA	127,306	582,620
Banco Santander SA (A)	385,675	1,131,564
CaixaBank SA	183,846	466,141
Cellnex Telecom SA (A)(C)	3,967	232,830
EDP Renovaveis SA	4,135	113,282
Endesa SA	8,851	226,890
Ferrovial SA	18,022	433,629
Grifols SA (B)	17,339	511,883
Iberdrola SA	194,411	2,641,784
Iberdrola SA, Interim Shares (A)	2,832	38,390
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Spain (continued)
Industria de Diseno Textil SA	31,043	$923,619
Naturgy Energy Group SA	30,255	783,287
Repsol SA	81,626	805,438
Siemens Gamesa Renewable Energy SA	3,085	127,019
Telefonica SA	132,061	570,207
Sweden - 3.7%		17,255,091
Alfa Laval AB (A)	11,691	308,184
Assa Abloy AB, B Shares	9,680	240,648
Atlas Copco AB, A Shares	15,437	843,883
Atlas Copco AB, B Shares	8,872	418,330
Boliden AB	35,680	1,177,833
Castellum AB	12,210	294,604
Electrolux AB, B Shares	30,028	737,854
Epiroc AB, A Shares	16,104	310,363
Epiroc AB, B Shares	9,326	160,983
EQT AB	1,691	53,000
Essity AB, A Shares	404	13,142
Essity AB, B Shares	10,987	352,537
Evolution Gaming Group AB (C)	1,676	164,088
Fabege AB	11,026	165,247
Fastighets AB Balder, B Shares (A)	5,161	259,830
Getinge AB, B Shares	6,943	179,856
Hennes & Mauritz AB, B Shares (A)	20,439	439,176
Hexagon AB, B Shares	4,588	403,145
Holmen AB, B Shares	3,242	149,052
Husqvarna AB, B Shares	26,177	325,698
ICA Gruppen AB	3,659	184,168
Indutrade AB (A)	10,212	210,601
Lifco AB, B Shares	1,680	155,183
Lundin Energy AB	2,727	74,767
Nibe Industrier AB, B Shares	4,952	166,146
Sandvik AB (A)	27,385	686,388
Securitas AB, B Shares	20,442	317,161
Sinch AB (A)(C)	841	124,375
Skandinaviska Enskilda Banken AB, A Shares (A)	30,830	338,108
Skandinaviska Enskilda Banken AB, C Shares (A)	293	3,278
Skanska AB, B Shares	37,568	976,794
SKF AB, B Shares	52,236	1,438,433
Svenska Cellulosa AB SCA, B Shares (A)	51,782	916,537
Svenska Handelsbanken AB, A Shares (A)	39,824	400,604
Svenska Handelsbanken AB, B Shares (A)(B)	1,461	16,784
Sweco AB, B Shares (A)	7,350	122,904
Swedbank AB, A Shares (A)	23,786	450,505
Swedish Match AB	2,218	171,997
Swedish Orphan Biovitrum AB (A)	16,458	312,444
Tele2 AB, B Shares	16,185	224,399
Telefonaktiebolaget LM Ericsson, B Shares	33,863	429,459
Telia Company AB	75,810	333,979
Trelleborg AB, B Shares (A)	13,146	299,277
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Volvo AB, A Shares (A)	11,150	$277,728
Volvo AB, B Shares (A)	65,485	1,625,619
Switzerland - 9.8%		45,510,366
ABB, Ltd.	50,071	1,482,543
Alcon, Inc. (A)	29,125	2,095,324
Cie Financiere Richemont SA, A Shares	25,471	2,373,018
Coca-Cola HBC AG (A)	16,836	500,068
Credit Suisse Group AG	164,677	2,176,010
Givaudan SA	331	1,337,990
Glencore PLC (A)	306,443	1,036,870
Kuehne + Nagel International AG	2,011	459,121
LafargeHolcim, Ltd. (A)	32,801	1,779,056
Lonza Group AG	4,777	3,060,803
Nestle SA	63,100	7,095,908
Novartis AG	46,281	4,189,533
Partners Group Holding AG	1,162	1,377,393
Roche Holding AG	13,336	4,604,488
Roche Holding AG, Bearer Shares	1,078	380,499
Schindler Holding AG	981	258,924
Schindler Holding AG, Participation Certificates	1,577	417,472
Sika AG	8,407	2,290,756
STMicroelectronics NV	57,554	2,326,317
Swiss Re AG	21,536	1,904,251
Swisscom AG	3,452	1,883,544
UBS Group AG	71,072	1,028,611
Zurich Insurance Group AG	3,626	1,451,867
United Arab Emirates - 0.0%		2,493
NMC Health PLC (A)	5,181	2,493
United Kingdom - 13.5%		62,889,204
3i Group PLC	97,584	1,489,436
Admiral Group PLC	15,633	618,686
Anglo American PLC	31,813	1,054,571
Ashtead Group PLC	33,823	1,715,241
ASOS PLC (A)	3,873	237,945
Associated British Foods PLC (A)	9,918	288,323
AstraZeneca PLC	26,668	2,743,242
Auto Trader Group PLC (A)(C)	47,318	366,471
AVEVA Group PLC	3,339	166,715
Aviva PLC	267,739	1,232,394
B&M European Value Retail SA	31,285	229,925
BAE Systems PLC	89,646	568,854
Barclays PLC (A)	419,640	769,524
Barratt Developments PLC (A)	70,103	614,944
BP PLC	500,577	1,866,270
British American Tobacco PLC	40,972	1,495,183
BT Group PLC (A)	153,448	264,658
Bunzl PLC	21,410	690,905
Burberry Group PLC (A)	30,404	717,487
Clarivate PLC (A)	5,578	161,427
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
CNH Industrial NV (A)	58,946	$755,880
Coca-Cola European Partners PLC	21,816	1,016,438
Compass Group PLC (A)	43,276	778,786
Croda International PLC	8,084	697,806
Diageo PLC	52,258	2,116,223
Ferguson PLC	6,410	748,364
GlaxoSmithKline PLC	99,076	1,846,214
Halma PLC	16,636	564,032
Hargreaves Lansdown PLC	20,190	473,680
HSBC Holdings PLC (A)	444,466	2,336,079
Imperial Brands PLC	45,515	918,768
Informa PLC (A)	71,782	492,461
InterContinental Hotels Group PLC (A)	5,981	371,315
Intertek Group PLC	10,382	786,677
JD Sports Fashion PLC (A)	24,837	254,773
Johnson Matthey PLC	10,127	410,517
Kingfisher PLC (A)	75,929	289,546
Land Securities Group PLC	23,195	195,790
Legal & General Group PLC	391,146	1,310,577
Lloyds Banking Group PLC (A)	1,520,726	689,126
London Stock Exchange Group PLC	3,880	462,792
M&G PLC	109,616	264,773
Melrose Industries PLC (A)	235,738	545,461
Mondi PLC	54,225	1,286,327
National Grid PLC	93,950	1,096,603
NatWest Group PLC (A)	90,268	182,959
Next PLC (A)	11,374	1,207,332
Ocado Group PLC (A)	6,025	229,756
Persimmon PLC	21,113	739,595
Phoenix Group Holdings PLC	26,266	243,390
Prudential PLC	42,714	687,728
Reckitt Benckiser Group PLC	11,211	954,179
RELX PLC	51,801	1,289,288
Rentokil Initial PLC (A)	117,664	804,003
Rightmove PLC (A)	44,299	364,502
Rio Tinto PLC	40,108	3,078,215
Rolls-Royce Holdings PLC (A)	321,569	404,928
RSA Insurance Group PLC	66,940	620,474
Schroders PLC	6,737	316,115
Schroders PLC, Non-Voting Shares	3,045	96,799
Segro PLC	27,660	362,431
Severn Trent PLC	13,345	423,682
Smith & Nephew PLC	9,783	207,085
Smiths Group PLC	21,808	424,795
Spirax-Sarco Engineering PLC	4,203	639,489
SSE PLC	29,533	601,832
St. James's Place PLC	24,253	390,825
Standard Chartered PLC (A)	100,556	613,091
Standard Life Aberdeen PLC	254,789	1,056,976
Taylor Wimpey PLC (A)	223,053	448,571
Tesco PLC	385,411	1,267,016
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
The Berkeley Group Holdings PLC	5,858	$336,972
The Sage Group PLC	49,170	398,234
Unilever PLC	24,994	1,455,243
Unilever PLC (Euronext Amsterdam Exchange)	30,391	1,768,565
United Utilities Group PLC	40,216	509,281
Vodafone Group PLC	723,014	1,239,465
Whitbread PLC (A)	13,481	515,933
Wm Morrison Supermarkets PLC	84,094	207,225
WPP PLC	76,267	802,021
United States - 0.0%		44,410

Carnival PLC	2,776	44,410

PREFERRED SECURITIES - 0.8%		$3,910,077
(Cost $3,027,905)
Germany - 0.8%		3,910,077
Bayerische Motoren Werke AG	5,048	330,865
Henkel AG & Company KGaA	2,707	281,187
Porsche Automobil Holding SE	9,340	652,462
Sartorius AG	2,284	1,139,346
Volkswagen AG	7,925	1,506,217

WARRANTS - 0.0%		$17,146
(Cost $0)
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike price: CHF 67.00) (A)	52,598	17,146

SHORT-TERM INVESTMENTS - 0.0%		$209,438
(Cost $209,437)
Short-term funds - 0.0%		209,438
John Hancock Collateral Trust, 0.1320% (D)(E)	7,353	73,580

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (D)	135,858	135,858
Total investments (Multifactor Developed International ETF) (Cost $400,038,115) - 99.6%		$464,617,945
Other assets and liabilities, net - 0.4%		1,662,721
Total net assets - 100.0%		$466,280,666

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
CHF	Swiss Franc

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $1,659,161. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $1,719,263 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 1-31-21.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-21:
Industrials	17.0%
Financials	15.2%
Consumer discretionary	13.4%
Health care	11.1%
Materials	10.7%
Consumer staples	8.4%
Information technology	7.5%
Communication services	6.0%
Utilities	4.9%
Energy	2.9%
Real estate	2.5%
Short-term investments and other	0.4%
TOTAL	100.0%
MULTIFACTOR EMERGING MARKETS ETF

As of 1-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.7%		$716,679,170
(Cost $565,520,031)
Brazil - 4.1%		29,967,027
Ambev SA	292,300	808,948
Atacadao SA	32,100	111,944
B2W Cia Digital (A)	13,997	211,041
B3 SA - Brasil Bolsa Balcao	141,300	1,547,642
Banco Bradesco SA	139,230	551,845
Banco BTG Pactual SA	12,100	210,652
Banco do Brasil SA	101,200	627,617
BB Seguridade Participacoes SA	103,500	524,348
CCR SA	177,700	394,473
Centrais Eletricas Brasileiras SA	50,120	263,372
Cia Brasileira de Distribuicao	30,800	425,804
Cia de Saneamento Basico do Estado de Sao Paulo	84,300	631,044
Cosan SA	11,900	163,600
CPFL Energia SA	26,100	148,719
Energisa SA	21,500	193,942
Engie Brasil Energia SA	42,325	333,034
Equatorial Energia SA	144,600	596,436
Hapvida Participacoes e Investimentos SA (B)	96,500	303,476
Hypera SA	31,800	188,071
JBS SA	173,100	766,621
Klabin SA	79,000	406,594
Localiza Rent a Car SA	64,785	757,995
Lojas Americanas SA	36,386	125,757
Lojas Renner SA	108,960	827,615
Magazine Luiza SA	189,872	878,807
Natura & Company Holding SA (A)	70,100	629,902
Neoenergia SA	40,000	132,387
Notre Dame Intermedica Participacoes SA	29,100	503,677
12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Pagseguro Digital, Ltd., Class A (A)	17,109	$837,486
Petrobras Distribuidora SA	47,900	204,067
Petroleo Brasileiro SA	478,400	2,394,738
Porto Seguro SA	10,500	92,658
Raia Drogasil SA	182,300	832,074
Rumo SA (A)	152,890	568,463
StoneCo, Ltd., Class A (A)	9,910	712,529
Sul America SA	10,833	79,188
Suzano SA (A)	67,965	772,421
Telefonica Brasil SA	57,000	471,890
TIM SA	220,800	537,871
Ultrapar Participacoes SA	81,800	326,316
Vale SA	497,200	8,009,293
Via Varejo S/A (A)	36,000	96,862
WEG SA	49,900	765,808
Chile - 0.5%		3,600,506
Banco de Chile	2,949,204	301,654
Banco de Credito e Inversiones SA	4,496	189,104
Banco Santander Chile	6,120,471	310,921
Cencosud SA	175,785	306,114
Cencosud Shopping SA	46,812	67,915
Colbun SA	1,345,402	232,783
Empresas CMPC SA	182,602	489,994
Empresas COPEC SA	42,984	453,155
Enel Americas SA	5,645,391	851,958
Enel Chile SA	2,980,770	216,552
Falabella SA	52,503	180,356
China - 32.2%		233,715,168
Agricultural Bank of China, Ltd., H Shares	5,632,000	2,033,777
Aier Eye Hospital Group Company, Ltd., A Shares	17,300	210,814
Airtac International Group	6,000	214,267
Alibaba Group Holding, Ltd., ADR (A)	85,281	21,646,876
Anhui Conch Cement Company, Ltd., H Shares	301,500	1,786,716
ANTA Sports Products, Ltd.	175,000	2,895,658
Baidu, Inc., ADR (A)	31,968	7,513,119
Bank of China, Ltd., H Shares	9,391,000	3,185,299
Bank of Communications Company, Ltd., H Shares	3,257,000	1,764,207
Bank of Ningbo Company, Ltd., A Shares	58,141	346,283
Bank of Shanghai Company, Ltd., A Shares	69,900	87,635
BeiGene, Ltd., ADR (A)	2,862	915,840
BOE Technology Group Company, Ltd., A Shares	166,300	159,072
BYD Company, Ltd., H Shares (C)	137,500	4,209,844
Changchun High & New Technology Industry Group, Inc., A Shares	2,500	175,915
China CITIC Bank Corp., Ltd., H Shares	1,962,000	870,442
China Construction Bank Corp., H Shares	19,033,000	14,433,351
China Everbright Bank Company, Ltd., H Shares	466,000	191,716
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Evergrande Group (C)	843,000	$1,624,280
China Feihe, Ltd. (B)	241,000	721,087
China Life Insurance Company, Ltd., H Shares	906,000	1,923,272
China Merchants Bank Company, Ltd., H Shares	769,500	5,909,803
China Merchants Securities Company, Ltd., H Shares (B)	140,740	217,449
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	30,200	55,251
China Minsheng Banking Corp., Ltd., H Shares	1,317,000	754,139
China Pacific Insurance Group Company, Ltd., H Shares	542,400	2,245,470
China Petroleum & Chemical Corp., H Shares	3,834,000	1,834,462
China Railway Group, Ltd., H Shares	841,000	382,872
China Shenhua Energy Company, Ltd., H Shares	746,000	1,383,504
China State Construction Engineering Corp., Ltd., A Shares	301,300	224,315
China Tourism Group Duty Free Corp., Ltd., A Shares	8,600	391,345
China Vanke Company, Ltd., H Shares	419,400	1,506,386
Chongqing Zhifei Biological Products Company, Ltd., A Shares	8,800	215,178
CITIC Securities Company, Ltd., H Shares	344,500	757,968
Contemporary Amperex Technology Company, Ltd., A Shares	14,400	789,250
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	105,000	106,302
Country Garden Holdings Company, Ltd.	1,819,222	2,198,406
Country Garden Services Holdings Company, Ltd.	121,000	988,586
CSC Financial Company, Ltd., H Shares (B)	118,000	173,184
CSPC Pharmaceutical Group, Ltd.	1,395,840	1,425,750
East Money Information Company, Ltd., A Shares	22,000	119,861
ENN Energy Holdings, Ltd.	103,800	1,609,105
GF Securities Company, Ltd., H Shares	205,800	300,982
GoerTek, Inc., A Shares	14,900	76,566
Great Wall Motor Company, Ltd., H Shares	554,000	1,736,196
Gree Electric Appliances, Inc. of Zhuhai, A Shares	54,000	470,561
GSX Techedu, Inc., ADR (A)	2,157	226,507
Guotai Junan Securities Company, Ltd., H Shares (B)	151,000	219,669
Haier Smart Home Company, Ltd., A Shares	64,200	316,489
Haitong Securities Company, Ltd., H Shares	458,000	408,156
Henan Shuanghui Investment & Development Company, Ltd., A Shares	7,800	56,730
Hengli Petrochemical Company, Ltd., A Shares	46,100	275,424
Huatai Securities Company, Ltd., H Shares (B)	237,600	378,746
Huazhu Group, Ltd., ADR (A)	4,610	223,585
Industrial & Commercial Bank of China, Ltd., H Shares	8,861,000	5,656,796
Industrial Bank Company, Ltd., A Shares	189,000	675,752
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	29,100	$199,081
iQIYI, Inc., ADR (A)	15,090	329,717
JD.com, Inc., ADR (A)	106,208	9,419,588
Jiangsu Hengrui Medicine Company, Ltd., A Shares	25,393	407,810
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., A Shares	6,990	220,720
Kweichow Moutai Company, Ltd., A Shares	4,000	1,310,166
Lens Technology Company, Ltd., A Shares	36,600	189,209
Li Auto, Inc., ADR (A)	3,973	128,129
Li Ning Company, Ltd.	137,000	857,813
Longfor Group Holdings, Ltd. (B)	370,500	2,095,272
LONGi Green Energy Technology Company, Ltd., A Shares	18,400	306,296
Luxshare Precision Industry Company, Ltd., A Shares	36,800	302,452
Luzhou Laojiao Company, Ltd., A Shares	9,600	382,912
Mango Excellent Media Company, Ltd., A Shares	8,315	104,246
Meituan, Class B (A)	157,900	7,245,539
Muyuan Foods Company, Ltd., A Shares	18,300	251,806
NetEase, Inc., ADR	88,067	10,126,824
New China Life Insurance Company, Ltd., H Shares	157,900	589,540
New Hope Liuhe Company, Ltd., A Shares	24,600	80,530
New Oriental Education & Technology Group, Inc., ADR (A)	15,667	2,624,223
NIO, Inc., ADR (A)	77,271	4,404,447
PICC Property & Casualty Company, Ltd., H Shares	1,078,000	786,897
Pinduoduo, Inc., ADR (A)	28,534	4,728,369
Ping An Bank Company, Ltd., A Shares	171,100	611,488
Ping An Insurance Group Company of China, Ltd., H Shares	1,104,000	12,999,375
Poly Developments and Holdings Group Company, Ltd., A Shares	104,900	224,224
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,202,000	858,809
Rongsheng Petro Chemical Company, Ltd., A Shares	33,500	177,331
Sanan Optoelectronics Company, Ltd., A Shares	21,900	100,233
Sany Heavy Industry Company, Ltd., A Shares	67,400	422,085
SF Holding Company, Ltd., A Shares	11,000	168,538
Shandong Gold Mining Company, Ltd., H Shares (B)	84,970	179,280
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares (C)	67,500	304,687
Shanghai International Airport Company, Ltd., A Shares	15,600	190,750
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	4,961	287,503
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	169,600	46,152
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Shenzhen Kangtai Biological Products Company, Ltd., A Shares	2,100	$48,073
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	5,500	381,709
Shenzhou International Group Holdings, Ltd.	145,100	2,846,291
Silergy Corp.	4,000	373,538
Sunac China Holdings, Ltd.	565,000	2,109,500
Sunac Services Holdings, Ltd. (A)(B)	19,884	55,904
Sunny Optical Technology Group Company, Ltd.	91,200	2,401,780
TAL Education Group, ADR (A)	32,010	2,460,929
Tencent Holdings, Ltd.	383,600	33,715,303
Tencent Music Entertainment Group, ADR (A)	30,535	812,231
The People's Insurance Company Group of China, Ltd., H Shares	1,110,000	342,140
Trip.com Group, Ltd., ADR (A)	51,845	1,650,226
Vipshop Holdings, Ltd., ADR (A)	22,591	619,445
Wanhua Chemical Group Company, Ltd., A Shares	26,000	449,913
Weichai Power Company, Ltd., H Shares	538,000	1,588,914
Will Semiconductor Company, Ltd., A Shares	2,800	125,495
Wingtech Technology Company, Ltd., A Shares	3,800	61,981
Wuliangye Yibin Company, Ltd., A Shares	20,100	905,757
WuXi AppTec Company, Ltd., H Shares (B)	23,300	555,917
WuXi Biologics Cayman, Inc. (A)(B)	148,500	2,089,459
Xiaomi Corp., Class B (A)(B)	1,192,400	4,490,425
Xinyi Solar Holdings, Ltd.	252,000	552,500
Yihai International Holding, Ltd. (A)	7,000	115,285
Yonyou Network Technology Company, Ltd., A Shares	10,300	68,695
Yum China Holdings, Inc.	87,206	4,945,452
Yunnan Baiyao Group Company, Ltd., A Shares	5,700	117,312
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	3,500	161,733
Zijin Mining Group Company, Ltd., H Shares	1,370,000	1,526,571
ZTE Corp., H Shares	158,600	452,041
ZTO Express Cayman, Inc., ADR	84,897	2,808,393
Hong Kong - 2.5%		18,124,598
Alibaba Health Information Technology, Ltd. (A)	350,000	1,096,874
China Gas Holdings, Ltd.	246,200	870,004
China Mengniu Dairy Company, Ltd. (A)	616,000	3,674,304
China Resources Beer Holdings Company, Ltd.	294,000	2,597,290
China Resources Land, Ltd.	696,000	2,773,641
Geely Automobile Holdings, Ltd.	1,259,000	4,603,216
Shimao Group Holdings, Ltd.	173,000	503,124
Sino Biopharmaceutical, Ltd.	2,151,500	2,006,145
India - 12.0%		86,915,195
Adani Enterprises, Ltd.	20,134	138,932
Adani Green Energy, Ltd. (A)	14,144	199,288
Adani Ports & Special Economic Zone, Ltd.	147,620	1,031,883
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Alkem Laboratories, Ltd.	2,225	$91,946
Ambuja Cements, Ltd.	130,694	436,721
Asian Paints, Ltd.	46,685	1,543,689
Aurobindo Pharma, Ltd.	66,430	825,823
Avenue Supermarts, Ltd. (A)(B)	11,757	434,764
Axis Bank, Ltd. (A)	251,148	2,294,101
Bajaj Auto, Ltd.	10,452	576,321
Bajaj Finance, Ltd.	17,619	1,142,760
Bajaj Finserv, Ltd.	5,756	687,833
Bajaj Holdings & Investment, Ltd.	4,288	190,421
Berger Paints India, Ltd.	35,714	349,014
Bharat Petroleum Corp., Ltd.	223,918	1,183,887
Bharti Airtel, Ltd.	281,218	2,128,600
Biocon, Ltd. (A)	20,564	105,018
Bosch, Ltd.	753	158,217
Britannia Industries, Ltd.	9,989	480,283
Cadila Healthcare, Ltd.	9,016	55,726
Cipla, Ltd.	36,370	412,752
Coal India, Ltd.	130,505	225,379
Colgate-Palmolive India, Ltd.	12,543	275,582
Dabur India, Ltd.	99,807	702,726
Divi's Laboratories, Ltd.	11,136	515,895
DLF, Ltd.	83,704	294,042
Dr. Reddy's Laboratories, Ltd.	11,897	752,294
Eicher Motors, Ltd.	18,155	686,362
GAIL India, Ltd.	244,093	418,698
Godrej Consumer Products, Ltd.	65,912	677,459
Grasim Industries, Ltd.	43,540	633,765
Havells India, Ltd.	37,515	536,810
HCL Technologies, Ltd.	136,245	1,707,731
HDFC Bank, Ltd. (A)	344,782	6,573,352
HDFC Life Insurance Company, Ltd. (A)(B)	46,348	431,844
Hero MotoCorp, Ltd.	19,353	867,914
Hindalco Industries, Ltd.	151,448	469,331
Hindustan Petroleum Corp., Ltd.	169,341	507,605
Hindustan Unilever, Ltd.	93,596	2,904,991
Housing Development Finance Corp., Ltd.	174,857	5,699,149
ICICI Bank, Ltd. (A)	445,200	3,288,659
ICICI Lombard General Insurance Company, Ltd. (A)(B)	6,553	118,917
ICICI Prudential Life Insurance Company, Ltd. (A)(B)	22,962	151,805
Indian Oil Corp., Ltd.	482,784	617,376
Indraprastha Gas, Ltd.	9,363	66,187
Indus Towers, Ltd.	109,236	346,902
Info Edge India, Ltd.	3,784	228,098
Infosys, Ltd.	364,165	6,239,121
InterGlobe Aviation, Ltd. (A)(B)	6,979	149,935
ITC, Ltd.	381,265	1,062,118
JSW Steel, Ltd.	280,445	1,404,147
Kansai Nerolac Paints, Ltd.	13,575	104,194
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Kotak Mahindra Bank, Ltd. (A)	63,755	$1,494,738
Larsen & Toubro Infotech, Ltd. (B)	4,617	253,062
Larsen & Toubro, Ltd.	54,387	997,393
Lupin, Ltd.	23,252	321,404
Mahindra & Mahindra, Ltd.	114,679	1,183,570
Marico, Ltd.	76,393	434,161
Maruti Suzuki India, Ltd.	8,002	792,084
Motherson Sumi Systems, Ltd.	181,092	361,638
Muthoot Finance, Ltd.	13,072	198,759
Nestle India, Ltd.	3,996	939,301
NMDC, Ltd.	130,261	187,732
NTPC, Ltd.	352,607	428,918
Oil & Natural Gas Corp., Ltd.	486,353	594,943
Petronet LNG, Ltd.	140,190	456,732
Pidilite Industries, Ltd.	19,050	439,174
Piramal Enterprises, Ltd.	15,991	287,108
Power Finance Corp., Ltd.	123,660	186,778
Power Grid Corp. of India, Ltd.	456,235	1,149,967
Procter & Gamble Hygiene & Health Care, Ltd.	1,341	206,407
Reliance Industries, Ltd.	290,168	7,337,520
SBI Life Insurance Company, Ltd. (A)(B)	17,139	203,197
Shree Cement, Ltd.	1,319	407,668
Siemens, Ltd.	8,662	188,828
State Bank of India (A)	229,850	887,613
Sun Pharmaceutical Industries, Ltd.	121,420	979,215
Tata Consultancy Services, Ltd.	96,895	4,152,766
Tata Consumer Products, Ltd.	16,917	128,686
Tata Motors, Ltd. (A)	271,698	976,973
Tata Steel, Ltd.	60,463	499,632
Tech Mahindra, Ltd.	114,429	1,507,292
Titan Company, Ltd.	50,701	988,169
Torrent Pharmaceuticals, Ltd.	6,201	220,120
UltraTech Cement, Ltd.	13,659	996,605
United Breweries, Ltd.	10,395	185,218
United Spirits, Ltd. (A)	45,566	361,917
UPL, Ltd.	117,042	902,038
Vedanta, Ltd.	286,748	635,122
Vodafone Idea, Ltd. (A)	504,304	76,378
Wipro, Ltd.	215,406	1,240,002
Indonesia - 1.8%		12,661,865
Astra International Tbk PT	3,157,300	1,372,739
Bank Central Asia Tbk PT	927,200	2,233,739
Bank Mandiri Persero Tbk PT	2,413,600	1,131,106
Bank Negara Indonesia Persero Tbk PT	1,308,200	517,499
Bank Rakyat Indonesia Persero Tbk PT	8,029,400	2,392,223
Barito Pacific Tbk PT (A)	2,406,400	151,794
Charoen Pokphand Indonesia Tbk PT	1,225,600	502,295
Gudang Garam Tbk PT (A)	96,400	259,208
Indocement Tunggal Prakarsa Tbk PT	240,500	229,272
Indofood CBP Sukses Makmur Tbk PT	343,600	222,862
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Indonesia (continued)
Indofood Sukses Makmur Tbk PT	862,600	$371,969
Kalbe Farma Tbk PT	3,265,200	340,949
Mayora Indah Tbk PT	1,739,300	345,876
Semen Indonesia Persero Tbk PT	574,500	434,048
Telkom Indonesia Persero Tbk PT	6,973,800	1,545,867
United Tractors Tbk PT	374,800	610,419
Malaysia - 2.0%		14,498,500
Axiata Group BHD	428,595	353,054
CIMB Group Holdings BHD	637,006	605,097
Dialog Group BHD	431,000	324,116
DiGi.com BHD	329,000	308,450
Fraser & Neave Holdings BHD	11,800	93,116
Genting BHD	393,700	387,613
Genting Malaysia BHD	434,900	264,652
HAP Seng Consolidated BHD	67,600	136,789
Hartalega Holdings BHD	237,000	753,944
Hong Leong Bank BHD	77,000	328,762
Hong Leong Financial Group BHD	45,000	182,115
IHH Healthcare BHD	226,300	286,059
IOI Corp. BHD	217,300	226,841
KLCCP Stapled Group	32,400	56,505
Kossan Rubber Industries	118,200	130,115
Kuala Lumpur Kepong BHD	45,175	259,707
Malayan Banking BHD	653,827	1,263,176
Maxis BHD	215,900	254,754
MISC BHD	164,500	242,528
Nestle Malaysia BHD	6,200	210,118
Petronas Chemicals Group BHD	275,200	456,795
Petronas Dagangan BHD	51,900	248,555
Petronas Gas BHD	66,800	265,052
PPB Group BHD	91,000	416,450
Press Metal Aluminium Holdings BHD	297,500	588,009
Public Bank BHD	1,957,000	2,028,406
RHB Bank BHD	305,800	385,796
Sime Darby BHD	472,800	257,306
Sime Darby Plantation BHD	214,700	257,587
Supermax Corp. BHD (A)	67,464	113,483
Telekom Malaysia BHD	215,700	338,824
Tenaga Nasional BHD	589,700	1,407,695
Top Glove Corp. BHD	532,800	888,330
Westports Holdings BHD	168,000	178,701
Mexico - 2.1%		15,202,670
America Movil SAB de CV, Series L	2,934,988	1,980,992
Arca Continental SAB de CV	61,964	285,898
Cemex SAB de CV (A)	2,416,588	1,407,640
Coca-Cola Femsa SAB de CV	73,322	324,635
El Puerto de Liverpool SAB de CV, Series C1	21,156	67,903
Fibra Uno Administracion SA de CV	264,640	300,842
Fomento Economico Mexicano SAB de CV	163,048	1,125,498
Gruma SAB de CV, Class B	17,725	197,203
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Series B (A)	58,628	$597,543
Grupo Aeroportuario del Sureste SAB de CV, Series B (A)	21,109	336,798
Grupo Bimbo SAB de CV, Series A	284,800	544,153
Grupo Carso SAB de CV, Series A1 (A)	55,904	142,334
Grupo Elektra SAB de CV	4,171	286,361
Grupo Financiero Banorte SAB de CV, Series O (A)	282,704	1,427,254
Grupo Financiero Inbursa SAB de CV, Series O (A)	420,840	382,478
Grupo Mexico SAB de CV, Series B	520,108	2,275,272
Grupo Televisa SAB (A)	383,952	591,586
Industrias Penoles SAB de CV (A)	15,243	230,656
Infraestructura Energetica Nova SAB de CV (A)	81,636	302,671
Kimberly-Clark de Mexico SAB de CV, Class A	166,400	296,292
Orbia Advance Corp. SAB de CV	116,400	252,214
Wal-Mart de Mexico SAB de CV	639,740	1,846,447
Philippines - 1.0%		7,411,416
Aboitiz Equity Ventures, Inc.	283,210	234,452
Aboitiz Power Corp.	482,700	240,963
Ayala Corp.	33,680	539,418
Ayala Land, Inc.	780,000	611,644
Bank of the Philippine Islands	283,090	467,822
BDO Unibank, Inc.	293,140	613,998
Globe Telecom, Inc.	5,745	231,941
International Container Terminal Services, Inc.	156,990	386,948
JG Summit Holdings, Inc.	405,263	512,511
Jollibee Foods Corp.	47,570	175,826
Manila Electric Company	47,660	258,736
Metropolitan Bank & Trust Company	344,752	322,687
PLDT, Inc.	17,565	479,706
San Miguel Corp.	82,809	210,308
SM Investments Corp.	41,385	847,895
SM Prime Holdings, Inc.	1,169,400	858,619
Universal Robina Corp.	148,840	417,942
Poland - 0.8%		5,805,327
Bank Polska Kasa Opieki SA (A)	17,301	296,308
CD Projekt SA (A)	5,798	475,769
Cyfrowy Polsat SA	49,941	410,071
Dino Polska SA (A)(B)	4,873	344,314
ING Bank Slaski SA (A)	3,863	177,604
KGHM Polska Miedz SA (A)	23,880	1,209,618
LPP SA (A)	175	361,824
PGE Polska Grupa Energetyczna SA (A)	116,272	204,574
Polski Koncern Naftowy ORLEN SA	52,109	784,854
Polskie Gornictwo Naftowe i Gazownictwo SA	256,698	389,393
Powszechna Kasa Oszczednosci Bank Polski SA (A)	88,271	685,406
Powszechny Zaklad Ubezpieczen SA (A)	42,211	338,541
Santander Bank Polska SA (A)	2,605	127,051
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Russia - 2.4%		$17,604,003
Gazprom PJSC, ADR	662,226	3,692,572
Lukoil PJSC, ADR	66,875	4,758,825
MMC Norilsk Nickel PJSC, ADR	98,837	3,185,517
Novatek PJSC, GDR	7,567	1,268,229
Polyus PJSC, GDR	5,040	475,021
Rosneft Oil Company PJSC, GDR	67,406	417,782
Sberbank of Russia PJSC, ADR	22,570	309,435
Sberbank of Russia PJSC, ADR (London Stock Exchange)	254,115	3,496,622
Saudi Arabia - 1.2%		9,000,280
Al Rajhi Bank	74,923	1,458,209
Alinma Bank (A)	83,422	363,425
Almarai Company JSC	20,908	301,015
Bank AlBilad	16,491	122,009
Banque Saudi Fransi	39,627	355,515
Bupa Arabia for Cooperative Insurance Company (A)	2,132	66,505
Etihad Etisalat Company (A)	56,484	432,204
Jarir Marketing Company	4,605	214,611
National Commercial Bank	83,199	956,043
Riyad Bank	75,516	429,650
SABIC Agri-Nutrients Company	16,954	419,471
Samba Financial Group	54,167	435,416
Saudi Arabian Mining Company (A)	35,040	393,304
Saudi Basic Industries Corp.	55,593	1,520,720
Saudi Electricity Company	15,376	91,008
Saudi Telecom Company	33,075	998,224
The Savola Group	21,806	229,353
Yanbu National Petrochemical Company	12,518	213,598
South Africa - 4.1%		29,955,899
Absa Group, Ltd.	129,416	982,281
Anglo American Platinum, Ltd.	6,974	703,201
AngloGold Ashanti, Ltd.	68,334	1,641,786
Bid Corp., Ltd.	51,869	870,290
Capitec Bank Holdings, Ltd. (A)	10,375	956,037
Clicks Group, Ltd.	32,021	528,631
Discovery, Ltd.	114,596	979,195
Exxaro Resources, Ltd.	33,620	337,261
FirstRand, Ltd.	713,911	2,266,113
Gold Fields, Ltd.	120,032	1,186,963
Harmony Gold Mining Company, Ltd. (A)	49,264	228,344
Impala Platinum Holdings, Ltd.	114,865	1,580,982
Kumba Iron Ore, Ltd.	10,535	425,683
MTN Group, Ltd. (C)	393,257	1,635,468
Naspers, Ltd., N Shares	28,436	6,570,364
Nedbank Group, Ltd.	97,979	796,655
Northam Platinum, Ltd. (A)	37,012	467,061
Old Mutual, Ltd. (C)	657,098	568,105
Sanlam, Ltd.	419,259	1,606,011
Sasol, Ltd. (A)	77,273	846,987
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Shoprite Holdings, Ltd.	68,550	$638,115
Sibanye Stillwater, Ltd.	248,237	972,169
Standard Bank Group, Ltd.	272,917	2,282,694
Vodacom Group, Ltd.	107,692	885,503
South Korea - 15.1%		109,845,292
Alteogen, Inc. (A)	994	118,274
Amorepacific Corp. (A)	2,521	502,577
AMOREPACIFIC Group (A)	3,446	181,449
Celltrion Healthcare Company, Ltd. (A)	5,962	765,903
Celltrion, Inc. (A)	9,312	2,697,200
CJ CheilJedang Corp. (A)	1,638	623,805
CJ Logistics Corp. (A)	728	109,337
Coway Company, Ltd. (A)	9,723	605,840
DB Insurance Company, Ltd. (A)	11,513	378,758
E-MART, Inc. (A)	3,411	500,093
GS Holdings Corp. (A)	9,257	299,988
Hana Financial Group, Inc.	49,078	1,432,502
Hanjin Kal Corp. (A)	1,440	78,527
Hankook Tire & Technology Company, Ltd. (A)	14,768	543,271
Hanmi Pharm Company, Ltd. (A)	636	217,761
Hanon Systems	25,336	378,251
Hanwha Solutions Corp. (A)	13,829	615,666
HLB, Inc. (A)	1,599	128,652
Hyundai Engineering & Construction Company, Ltd. (A)	12,112	435,820
Hyundai Glovis Company, Ltd.	5,106	867,281
Hyundai Heavy Industries Holdings Company, Ltd. (A)	1,460	306,723
Hyundai Mobis Company, Ltd. (A)	7,342	2,083,931
Hyundai Motor Company	16,658	3,410,229
Hyundai Steel Company	13,531	469,339
Industrial Bank of Korea	51,287	359,000
Kakao Corp.	3,852	1,518,623
Kangwon Land, Inc. (A)	10,957	230,679
KB Financial Group, Inc.	55,763	2,008,983
Kia Motors Corp.	34,468	2,542,115
Korea Electric Power Corp.	39,835	813,722
Korea Investment Holdings Company, Ltd. (A)	5,680	412,823
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	6,313	530,504
Korea Zinc Company, Ltd. (A)	1,631	591,977
KT&G Corp.	11,755	842,795
LG Chem, Ltd.	3,197	2,620,820
LG Corp. (A)	22,324	1,977,748
LG Display Company, Ltd.	41,259	802,238
LG Electronics, Inc.	30,285	4,142,325
LG Household & Health Care, Ltd.	1,111	1,546,421
LG Uplus Corp. (A)	64,534	689,417
Lotte Chemical Corp. (A)	3,171	739,881
Lotte Corp.	7,028	203,879
Mirae Asset Daewoo Company, Ltd. (A)	57,901	491,739
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
NAVER Corp.	8,901	$2,729,343
NCSoft Corp. (A)	1,957	1,667,281
Netmarble Corp. (A)(B)	3,461	406,867
Orion Corp. (A)	2,894	310,460
POSCO	10,802	2,370,723
POSCO Chemical Company, Ltd.	2,055	247,092
S-1 Corp.	2,579	186,289
Samsung Biologics Company, Ltd. (A)(B)	851	603,293
Samsung C&T Corp.	7,888	916,717
Samsung Card Company, Ltd.	4,748	126,064
Samsung Electro-Mechanics Company, Ltd.	7,164	1,306,505
Samsung Electronics Company, Ltd.	507,086	37,172,410
Samsung Fire & Marine Insurance Company, Ltd.	6,488	974,418
Samsung Heavy Industries Company, Ltd. (A)	76,059	422,248
Samsung Life Insurance Company, Ltd.	14,203	896,417
Samsung SDI Company, Ltd.	4,022	2,639,145
Samsung SDS Company, Ltd.	3,383	591,254
Seegene, Inc.	2,048	302,092
Shin Poong Pharmaceutical Company, Ltd. (A)	1,073	77,698
Shinhan Financial Group Company, Ltd.	65,772	1,802,174
SK Holdings Company, Ltd.	4,777	1,328,131
SK Hynix, Inc.	71,333	7,811,812
SK Innovation Company, Ltd. (A)	8,313	2,080,851
SK Telecom Company, Ltd.	4,400	959,771
S-Oil Corp. (A)	5,084	309,967
Woori Financial Group, Inc.	74,721	587,828
Yuhan Corp. (A)	3,432	201,576
Taiwan - 14.5%		105,165,022
Accton Technology Corp.	43,000	413,838
Advantech Company, Ltd.	48,989	605,310
ASE Technology Holding Company, Ltd.	721,000	2,368,789
Asia Cement Corp.	466,000	665,655
ASMedia Technology, Inc.	2,000	136,059
Asustek Computer, Inc.	114,000	1,166,360
AU Optronics Corp. (A)	1,453,000	765,351
Catcher Technology Company, Ltd.	111,000	784,858
Cathay Financial Holding Company, Ltd.	1,068,359	1,522,276
Chailease Holding Company, Ltd.	291,768	1,615,000
Chang Hwa Commercial Bank, Ltd.	1,229,993	726,949
Cheng Shin Rubber Industry Company, Ltd.	415,000	592,063
China Development Financial Holding Corp.	2,669,000	850,191
China Life Insurance Company, Ltd.	689,432	558,882
China Steel Corp.	1,906,000	1,562,100
Chunghwa Telecom Company, Ltd.	355,000	1,369,163
Compal Electronics, Inc.	773,000	592,120
CTBC Financial Holding Company, Ltd.	2,512,000	1,704,419
Delta Electronics, Inc.	166,000	1,674,672
E.Sun Financial Holding Company, Ltd.	1,639,328	1,381,596
Eclat Textile Company, Ltd.	26,000	376,502
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Evergreen Marine Corp Taiwan, Ltd. (A)	104,000	$115,875
Far Eastern New Century Corp.	716,000	664,798
Far EasTone Telecommunications Company, Ltd.	337,000	722,078
Feng TAY Enterprise Company, Ltd.	74,680	480,043
First Financial Holding Company, Ltd.	1,822,668	1,314,807
Formosa Chemicals & Fibre Corp.	476,000	1,315,683
Formosa Petrochemical Corp.	142,000	451,824
Formosa Plastics Corp.	455,000	1,413,624
Fubon Financial Holding Company, Ltd.	1,054,000	1,714,479
Globalwafers Company, Ltd.	31,000	686,367
Hiwin Technologies Corp.	13,177	186,344
Hon Hai Precision Industry Company, Ltd.	1,305,800	5,199,418
Hotai Motor Company, Ltd.	37,000	749,183
Hua Nan Financial Holdings Company, Ltd.	1,874,360	1,147,943
Innolux Corp. (A)	1,477,000	688,326
Inventec Corp.	470,000	390,233
Largan Precision Company, Ltd.	12,000	1,259,888
Lite-On Technology Corp.	407,000	797,939
MediaTek, Inc.	143,000	4,468,351
Mega Financial Holding Company, Ltd.	1,386,000	1,393,301
Nan Ya Plastics Corp.	728,000	1,705,448
Nanya Technology Corp.	170,000	485,064
Novatek Microelectronics Corp.	84,000	1,181,894
Oneness Biotech Company, Ltd. (A)	14,000	92,242
Pegatron Corp.	380,000	1,063,905
Pou Chen Corp.	497,000	496,956
President Chain Store Corp.	96,000	915,347
Quanta Computer, Inc.	399,000	1,149,872
Realtek Semiconductor Corp.	53,000	854,549
Shin Kong Financial Holding Company, Ltd.	2,267,535	651,858
SinoPac Financial Holdings Company, Ltd.	2,014,000	787,548
Taishin Financial Holding Company, Ltd.	2,277,562	1,016,678
Taiwan Cement Corp.	830,164	1,190,290
Taiwan Cooperative Financial Holding Company, Ltd.	1,652,803	1,130,298
Taiwan High Speed Rail Corp.	332,000	342,641
Taiwan Mobile Company, Ltd.	209,000	718,000
Taiwan Semiconductor Manufacturing Company, Ltd.	1,641,000	34,633,729
Uni-President Enterprises Corp.	818,000	1,986,394
United Microelectronics Corp.	2,033,000	3,630,033
Vanguard International Semiconductor Corp.	121,000	483,957
Walsin Technology Corp.	40,000	314,972
Win Semiconductors Corp.	53,000	783,573
Wiwynn Corp.	8,000	235,979
Yageo Corp.	41,000	840,425
Yuanta Financial Holding Company, Ltd.	2,205,360	1,567,241
Zhen Ding Technology Holding, Ltd.	77,000	313,472
Thailand - 2.0%		14,351,808
Advanced Info Service PCL, NVDR	138,300	794,774
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
Airports of Thailand PCL, NVDR	299,200	$594,801
B Grimm Power PCL, NVDR	73,800	125,753
Bangkok Bank PCL, NVDR	62,200	235,874
Bangkok Dusit Medical Services PCL, NVDR	372,200	257,419
Bangkok Expressway & Metro PCL, NVDR	815,000	221,926
Bank of Ayudhya PCL, NVDR	68,000	67,591
Berli Jucker PCL, NVDR	171,100	190,079
BTS Group Holdings PCL, NVDR	856,900	270,555
Bumrungrad Hospital PCL, NVDR	58,500	245,297
Central Pattana PCL, NVDR	156,000	255,396
Central Retail Corp. PCL, NVDR (A)	211,400	217,192
Charoen Pokphand Foods PCL, NVDR	790,200	719,444
CP ALL PCL, NVDR	565,500	1,081,686
Delta Electronics Thailand PCL, NVDR	20,100	354,587
Electricity Generating PCL, NVDR	37,500	223,647
Energy Absolute PCL, NVDR	263,400	572,035
Global Power Synergy PCL, NVDR	96,786	253,041
Gulf Energy Development PCL, NVDR	338,540	378,920
Home Product Center PCL, NVDR	514,900	235,688
Indorama Ventures PCL, NVDR	343,700	401,921
Intouch Holdings PCL, NVDR	110,100	206,001
Kasikornbank PCL, NVDR	79,900	339,034
Krung Thai Bank PCL, NVDR	519,400	199,569
Krungthai Card PCL, NVDR	55,500	120,531
Land & Houses PCL, NVDR	491,800	128,167
Minor International PCL, NVDR (A)	321,929	266,750
Muangthai Capital PCL, NVDR	75,400	165,638
Osotspa PCL, NVDR	100,200	119,684
PTT Exploration & Production PCL, NVDR	325,700	1,126,293
PTT Global Chemical PCL, NVDR	221,500	436,635
PTT PCL, NVDR	1,105,700	1,394,593
Ratch Group PCL, NVDR	58,000	95,924
Thai Beverage PCL	722,900	449,395
Thai Oil PCL, NVDR	168,700	307,188
The Siam Cement PCL, NVDR	36,100	455,924
The Siam Commercial Bank PCL, NVDR	112,100	353,005
TMB Bank PCL, NVDR	2,719,389	99,944
Total Access Communication PCL, NVDR	130,200	141,380
True Corp. PCL, NVDR	2,324,500	248,527
Turkey - 0.4%		2,854,594
Akbank T.A.S. (A)	365,442	319,452
Aselsan Elektronik Sanayi Ve Ticaret AS	36,105	85,581
BIM Birlesik Magazalar AS	59,579	587,341
Enka Insaat ve Sanayi AS	171,311	182,613
Eregli Demir ve Celik Fabrikalari TAS	177,102	348,210
Ford Otomotiv Sanayi AS	9,615	189,573
KOC Holding AS	89,138	246,707
Tupras Turkiye Petrol Rafinerileri AS (A)	8,876	120,884
Turkcell Iletisim Hizmetleri AS	126,627	276,555
Turkiye Garanti Bankasi AS (A)	272,729	347,894
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Turkey (continued)
Turkiye Is Bankasi AS, Class C (A)	178,045	$149,784

PREFERRED SECURITIES - 1.2%		$8,896,201
(Cost $13,118,980)
Brazil - 1.1%		8,410,290
Banco Bradesco SA	424,726	1,924,579
Braskem SA, A Shares (A)	23,600	104,692
Centrais Eletricas Brasileiras SA, B Shares	29,660	156,130
Cia Paranaense de Energia, B Shares	7,800	93,261
Gerdau SA	137,400	585,109
Itau Unibanco Holding SA	374,350	1,943,144
Lojas Americanas SA	107,372	473,756
Petroleo Brasileiro SA	640,200	3,129,619
Chile - 0.1%		485,911

Sociedad Quimica y Minera de Chile SA, B Shares	9,578	485,911

INVESTMENT COMPANIES - 0.0%		$109,855
(Cost $110,160)
South Korea - 0.0%		109,855

Macquarie Korea Infrastructure Fund	11,431	109,855

RIGHTS - 0.0%		$10,589
(Cost $0)
Hanwha Solutions Corp. (Expiration Date: 2-25-21; Strike Price: KRW 44,900.00) (A)	2,164	9,479
Lojas Americanas SA (Expiration Date: 2-3-21; Strike Price: BRL 15.65) (A)	359	226
Lojas Americanas SA (Expiration Date: 2-3-21; Strike Price: BRL 19.38) (A)	1,049	884

WARRANTS - 0.0%		$3,876
(Cost $0)
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (A)	16,456	3,876

SHORT-TERM INVESTMENTS - 0.8%		$5,783,466
(Cost $5,783,414)
Short-term funds - 0.8%		5,783,466
John Hancock Collateral Trust, 0.1320% (D)(E)	569,859	5,702,404

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (D)	81,062	81,062
Total investments (Multifactor Emerging Markets ETF) (Cost $584,532,585) - 100.7%		$731,483,157
Other assets and liabilities, net - (0.7%)		(5,403,560)
Total net assets - 100.0%		$726,079,597

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real
KRW	Korean Won
THB	Thai Bhat

SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

MULTIFACTOR EMERGING MARKETS ETF (continued)

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $6,092,054. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $742,874 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 1-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-21:
Financials	21.6%
Information technology	20.1%
Consumer discretionary	15.8%
Communication services	11.2%
Materials	9.2%
Consumer staples	6.2%
Energy	5.8%
Industrials	3.6%
Health care	2.8%
Real estate	2.0%
Utilities	1.6%
Short-term investments and other	0.1%
TOTAL	100.0%
MULTIFACTOR ENERGY ETF

As of 1-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 96.9%		$14,441,645
(Cost $19,607,916)
Consumer discretionary – 1.4%		213,264
Specialty retail – 1.4%
Murphy USA, Inc.	1,712	213,264
Energy – 95.5%		14,228,381
Energy equipment and services – 13.2%
Baker Hughes Company	14,424	289,778
Halliburton Company	33,452	589,759
NOV, Inc.	13,638	168,838
Schlumberger NV	41,305	917,384
MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels – 82.3%
Apache Corp.	10,372	$148,112
Cabot Oil & Gas Corp.	13,361	244,907
Cheniere Energy, Inc. (A)	7,528	476,748
Chevron Corp.	11,742	1,000,418
ConocoPhillips	32,150	1,286,965
Continental Resources, Inc.	3,692	72,695
Devon Energy Corp.	16,015	263,607
Diamondback Energy, Inc.	6,557	371,716
EOG Resources, Inc.	17,318	882,525
EQT Corp.	15,883	259,052
Equitrans Midstream Corp.	22,556	149,997
Exxon Mobil Corp.	19,664	881,734
Hess Corp.	8,370	451,813
HollyFrontier Corp.	5,349	152,233
Kinder Morgan, Inc.	48,452	682,204
Marathon Oil Corp.	43,337	313,760
Marathon Petroleum Corp.	22,149	955,951
New Fortress Energy, Inc.	1,071	47,852
Occidental Petroleum Corp.	18,361	368,322
ONEOK, Inc.	13,217	526,433
Phillips 66	5,996	406,529
Pioneer Natural Resources Company	5,964	721,048
Targa Resources Corp.	5,559	152,150
The Williams Companies, Inc.	34,395	730,206
Valero Energy Corp.	12,682	715,645

SHORT-TERM INVESTMENTS – 3.2%		$478,498
(Cost $478,498)
Short-term funds – 3.2%		478,498
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (B)	478,498	478,498
Total investments (Multifactor Energy ETF) (Cost $20,086,414) 100.1%		$14,920,143
Other assets and liabilities, net (0.1%)		(15,853)
Total net assets 100.0%		$14,904,290

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-21.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	2	Long	Mar 2021	$374,504	$370,520	$(3,984)
						$(3,984)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR FINANCIALS ETF

As of 1-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$28,625,830
(Cost $27,586,554)
Financials – 83.8%		23,998,169
Banks – 24.6%
Bank of America Corp.	32,066	950,757
BOK Financial Corp.	276	20,385
Citigroup, Inc.	9,493	550,499
Citizens Financial Group, Inc.	5,923	215,834
Comerica, Inc.	1,945	111,254
Commerce Bancshares, Inc.	1,462	97,735
Cullen/Frost Bankers, Inc.	715	65,952
East West Bancorp, Inc.	1,878	112,567
Fifth Third Bancorp	10,122	292,829
First Citizens BancShares, Inc., Class A	66	39,335
First Financial Bankshares, Inc.	1,529	57,919
First Horizon Corp.	3,932	54,615
First Republic Bank	1,921	278,526
Huntington Bancshares, Inc.	13,153	173,948
JPMorgan Chase & Co.	9,753	1,254,916
KeyCorp	13,548	228,419
M&T Bank Corp.	1,500	198,705
People's United Financial, Inc.	4,080	55,733
Prosperity Bancshares, Inc.	960	64,742
Regions Financial Corp.	12,504	212,693
Signature Bank	694	114,642
SVB Financial Group (A)	645	282,368
TCF Financial Corp.	495	19,236
The PNC Financial Services Group, Inc.	2,423	347,749
Truist Financial Corp.	6,925	332,262
U.S. Bancorp	6,052	259,328
Wells Fargo & Company	14,721	439,863
Western Alliance Bancorp	1,392	94,907
Zions Bancorp NA	2,560	112,998
Capital markets – 24.6%
Ameriprise Financial, Inc.	1,634	323,320
Apollo Global Management, Inc.	943	43,321
Ares Management Corp., Class A	785	35,451
BlackRock, Inc.	525	368,162
Cboe Global Markets, Inc.	1,243	114,020
CME Group, Inc.	1,603	291,329
Eaton Vance Corp.	1,643	110,311
FactSet Research Systems, Inc.	477	144,216
Franklin Resources, Inc.	3,932	103,372
Hamilton Lane, Inc., Class A	264	19,898
Houlihan Lokey, Inc.	453	29,377
Interactive Brokers Group, Inc., Class A	809	49,503
Intercontinental Exchange, Inc.	2,797	308,649
Invesco, Ltd.	5,582	114,933
Janus Henderson Group PLC	1,854	57,029
KKR & Company, Inc.	4,381	170,640
LPL Financial Holdings, Inc.	1,087	117,766
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
MarketAxess Holdings, Inc.	404	$218,467
Moody's Corp.	963	256,408
Morgan Stanley	9,276	621,956
Morningstar, Inc.	283	65,059
MSCI, Inc.	749	296,080
Nasdaq, Inc.	1,358	183,697
Northern Trust Corp.	2,652	236,532
Raymond James Financial, Inc.	1,633	163,186
S&P Global, Inc.	940	297,980
SEI Investments Company	1,873	98,988
State Street Corp.	4,162	291,340
T. Rowe Price Group, Inc.	2,731	427,347
The Bank of New York Mellon Corp.	5,978	238,104
The Blackstone Group, Inc., Class A	3,395	228,110
The Charles Schwab Corp.	10,192	525,296
The Goldman Sachs Group, Inc.	1,681	455,837
Tradeweb Markets, Inc., Class A	514	31,246
Virtu Financial, Inc., Class A	648	17,995
Consumer finance – 6.5%
Ally Financial, Inc.	6,726	254,512
American Express Company	2,564	298,091
Capital One Financial Corp.	4,588	478,345
Credit Acceptance Corp. (A)(B)	149	57,480
Discover Financial Services	4,133	345,271
LendingTree, Inc. (A)(B)	82	26,693
OneMain Holdings, Inc.	1,348	62,763
Santander Consumer USA Holdings, Inc.	1,811	40,023
Synchrony Financial	9,143	307,662
Diversified financial services – 4.7%
Berkshire Hathaway, Inc., Class B (A)	4,602	1,048,658
Equitable Holdings, Inc.	4,403	109,106
Jefferies Financial Group, Inc.	3,121	72,875
Voya Financial, Inc.	1,938	107,481
Insurance – 22.9%
Aflac, Inc.	4,279	193,325
Alleghany Corp.	171	96,931
American Financial Group, Inc.	980	92,257
American International Group, Inc.	5,751	215,317
Aon PLC, Class A	1,469	298,354
Arch Capital Group, Ltd. (A)	3,957	124,289
Arthur J. Gallagher & Company	2,177	251,248
Assurant, Inc.	727	98,487
Athene Holding, Ltd., Class A (A)	2,256	92,248
Axis Capital Holdings, Ltd.	1,200	55,080
Brown & Brown, Inc.	2,975	128,193
Chubb, Ltd.	1,758	256,088
Cincinnati Financial Corp.	2,126	178,775
CNA Financial Corp.	397	15,253
Enstar Group, Ltd. (A)	150	30,032
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Erie Indemnity Company, Class A	346	$84,113
Everest Re Group, Ltd.	494	104,274
Fidelity National Financial, Inc.	3,410	123,783
First American Financial Corp.	1,632	85,337
Globe Life, Inc.	1,351	122,117
Kemper Corp.	825	58,039
Kinsale Capital Group, Inc.	162	30,385
Lincoln National Corp.	2,659	120,958
Loews Corp.	3,297	149,321
Markel Corp. (A)	136	131,849
Marsh & McLennan Companies, Inc.	3,144	345,557
MetLife, Inc.	4,793	230,783
Old Republic International Corp.	3,725	67,423
Primerica, Inc.	547	76,203
Principal Financial Group, Inc.	3,594	177,076
Prudential Financial, Inc.	3,846	301,065
Reinsurance Group of America, Inc.	862	90,553
RenaissanceRe Holdings, Ltd.	519	78,078
RLI Corp.	350	33,873
The Allstate Corp.	4,117	441,260
The Hanover Insurance Group, Inc.	499	56,123
The Hartford Financial Services Group, Inc.	5,894	283,030
The Progressive Corp.	3,642	317,546
The Travelers Companies, Inc.	3,430	467,509
Unum Group	2,938	68,250
W.R. Berkley Corp.	1,749	108,683
Willis Towers Watson PLC	1,431	290,407
Thrifts and mortgage finance – 0.5%
Essent Group, Ltd.	1,247	52,162
New York Community Bancorp, Inc.	5,409	56,578
Rocket Companies, Inc., Class A (A)(B)	321	6,857
TFS Financial Corp.	481	8,499
Industrials – 1.5%		443,476
Professional services – 1.5%
Dun & Bradstreet Holdings, Inc. (A)	575	13,599
Equifax, Inc.	1,317	233,254
TransUnion	2,259	196,623
Information technology – 14.6%		4,184,185
IT services – 14.5%
Euronet Worldwide, Inc. (A)	542	67,728
Fidelity National Information Services, Inc.	1,854	228,895
Fiserv, Inc. (A)	1,760	180,734
FleetCor Technologies, Inc. (A)	1,032	250,518
Global Payments, Inc.	1,391	245,539
Jack Henry & Associates, Inc.	856	123,940
Mastercard, Inc., Class A	2,801	885,928
PayPal Holdings, Inc. (A)	3,801	890,612
Square, Inc., Class A (A)	810	174,928
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
The Western Union Company	4,508	$100,393
Visa, Inc., Class A	4,733	914,652
WEX, Inc. (A)	498	93,923
Software – 0.1%
Envestnet, Inc. (A)	344	26,395

SHORT-TERM INVESTMENTS – 0.2%		$67,931
(Cost $67,931)
Short-term funds – 0.2%		67,931
John Hancock Collateral Trust, 0.1320% (C)(D)	685	6,857

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	61,074	61,074
Total investments (Multifactor Financials ETF) (Cost $27,654,485) 100.1%		$28,693,761
Other assets and liabilities, net (0.1%)		(39,005)
Total net assets 100.0%		$28,654,756

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $81,608. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $75,927 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR HEALTHCARE ETF

As of 1-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$52,387,494
(Cost $42,385,197)
Consumer discretionary – 0.4%		210,091
Diversified consumer services – 0.4%
Service Corp. International	4,166	210,091
Health care – 99.5%		52,177,403
Biotechnology – 16.5%
AbbVie, Inc.	11,256	1,153,515
ACADIA Pharmaceuticals, Inc. (A)	1,184	56,891
Acceleron Pharma, Inc. (A)	487	56,263
Alexion Pharmaceuticals, Inc. (A)	3,793	581,581
Allakos, Inc. (A)	198	26,399
Allogene Therapeutics, Inc. (A)	560	19,432
Alnylam Pharmaceuticals, Inc. (A)	1,639	246,637
Amgen, Inc.	4,147	1,001,210
Amicus Therapeutics, Inc. (A)	335	6,335
Arena Pharmaceuticals, Inc. (A)	587	43,579
22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Arrowhead Pharmaceuticals, Inc. (A)	782	$60,347
Biogen, Inc. (A)	2,646	747,786
BioMarin Pharmaceutical, Inc. (A)	3,024	250,327
Bluebird Bio, Inc. (A)	770	34,304
Blueprint Medicines Corp. (A)	364	35,217
Bridgebio Pharma, Inc. (A)	865	49,097
CRISPR Therapeutics AG (A)	410	67,937
Emergent BioSolutions, Inc. (A)	709	75,757
Exact Sciences Corp. (A)	1,508	206,837
Exelixis, Inc. (A)	7,653	169,973
FibroGen, Inc. (A)	1,066	51,360
Gilead Sciences, Inc.	13,002	852,931
Global Blood Therapeutics, Inc. (A)	601	30,122
Halozyme Therapeutics, Inc. (A)	757	36,026
Incyte Corp. (A)	2,849	255,698
Invitae Corp. (A)(B)	857	42,439
Ionis Pharmaceuticals, Inc. (A)	1,701	102,179
Iovance Biotherapeutics, Inc. (A)	1,360	59,622
Mirati Therapeutics, Inc. (A)	426	87,471
Moderna, Inc. (A)	3,297	570,909
Natera, Inc. (A)	405	43,189
Neurocrine Biosciences, Inc. (A)	1,287	141,248
Novavax, Inc. (A)	348	76,887
Regeneron Pharmaceuticals, Inc. (A)	718	361,757
Sarepta Therapeutics, Inc. (A)	933	83,410
Seagen, Inc. (A)	1,437	236,056
Ultragenyx Pharmaceutical, Inc. (A)	508	70,404
United Therapeutics Corp. (A)	1,282	210,017
Vertex Pharmaceuticals, Inc. (A)	1,772	405,930
Vir Biotechnology, Inc. (A)	412	26,590
Health care equipment and supplies – 25.7%
Abbott Laboratories	11,821	1,460,957
ABIOMED, Inc. (A)	672	234,024
Align Technology, Inc. (A)	1,141	599,459
Baxter International, Inc.	5,714	439,007
Becton, Dickinson and Company	2,010	526,198
Boston Scientific Corp. (A)	14,043	497,684
Danaher Corp.	3,874	921,392
Dentsply Sirona, Inc.	5,241	280,341
DexCom, Inc. (A)	749	280,763
Edwards Lifesciences Corp. (A)	5,202	429,581
Envista Holdings Corp. (A)	2,377	84,479
Globus Medical, Inc., Class A (A)	2,000	123,380
Haemonetics Corp. (A)	911	104,118
Hill-Rom Holdings, Inc.	1,879	180,459
Hologic, Inc. (A)	6,365	507,481
ICU Medical, Inc. (A)	202	41,305
IDEXX Laboratories, Inc. (A)	976	467,192
Insulet Corp. (A)	954	254,890
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Integra LifeSciences Holdings Corp. (A)	1,386	$91,531
Intuitive Surgical, Inc. (A)	672	502,414
iRhythm Technologies, Inc. (A)	158	26,610
Masimo Corp. (A)	938	240,053
Medtronic PLC	9,528	1,060,752
Neogen Corp. (A)	523	42,295
Nevro Corp. (A)	316	51,126
Novocure, Ltd. (A)	925	148,888
Penumbra, Inc. (A)	371	96,864
Quidel Corp. (A)	454	113,940
ResMed, Inc.	2,874	579,312
STERIS PLC	1,858	347,650
Stryker Corp.	2,289	505,892
Tandem Diabetes Care, Inc. (A)	620	57,443
Teleflex, Inc.	866	327,028
The Cooper Companies, Inc.	1,110	404,084
Varian Medical Systems, Inc. (A)	1,997	350,613
West Pharmaceutical Services, Inc.	1,323	396,225
Zimmer Biomet Holdings, Inc.	4,538	697,354
Health care providers and services – 22.3%
Amedisys, Inc. (A)	595	170,949
AmerisourceBergen Corp.	3,784	394,293
Anthem, Inc.	2,399	712,455
Cardinal Health, Inc.	6,948	373,316
Centene Corp. (A)	6,533	393,940
Chemed Corp.	346	179,193
Cigna Corp.	3,952	857,782
CVS Health Corp.	10,645	762,714
DaVita, Inc. (A)	2,942	345,303
Encompass Health Corp.	2,851	229,220
Guardant Health, Inc. (A)	753	117,092
HCA Healthcare, Inc.	2,446	397,426
HealthEquity, Inc. (A)	1,161	97,002
Henry Schein, Inc. (A)	3,802	250,362
Humana, Inc.	1,831	701,474
Laboratory Corp. of America Holdings (A)	2,242	513,216
LHC Group, Inc. (A)	490	97,618
McKesson Corp.	4,995	871,478
Molina Healthcare, Inc. (A)	1,929	412,054
Premier, Inc., Class A	2,341	79,290
Quest Diagnostics, Inc.	3,829	494,515
UnitedHealth Group, Inc.	8,704	2,903,480
Universal Health Services, Inc., Class B	2,568	320,178
Health care technology – 2.4%
Cerner Corp.	7,393	592,253
Change Healthcare, Inc. (A)	2,922	69,719
Schrodinger, Inc. (A)	85	7,678
Teladoc Health, Inc. (A)(B)	1,121	295,753
Veeva Systems, Inc., Class A (A)	1,077	297,726
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services – 11.9%
10X Genomics, Inc., Class A (A)	376	$64,352
Adaptive Biotechnologies Corp. (A)	605	33,559
Agilent Technologies, Inc.	5,472	657,570
Avantor, Inc. (A)	6,827	201,328
Bio-Rad Laboratories, Inc., Class A (A)	497	285,164
Bio-Techne Corp.	729	236,859
Bruker Corp.	2,601	150,572
Charles River Laboratories International, Inc. (A)	1,299	336,506
Illumina, Inc. (A)	1,195	509,596
IQVIA Holdings, Inc. (A)	4,013	713,511
Medpace Holdings, Inc. (A)	261	34,658
Mettler-Toledo International, Inc. (A)	470	549,007
NeoGenomics, Inc. (A)	714	37,856
PerkinElmer, Inc.	2,222	326,790
PPD, Inc. (A)	833	26,789
PRA Health Sciences, Inc. (A)	1,401	172,659
Repligen Corp. (A)	711	142,200
Syneos Health, Inc. (A)	1,745	129,741
Thermo Fisher Scientific, Inc.	2,607	1,328,788
Waters Corp. (A)	1,194	316,016
Pharmaceuticals – 20.7%
Bristol-Myers Squibb Company	17,332	1,064,705
Catalent, Inc. (A)	3,607	414,985
Elanco Animal Health, Inc. (A)	7,372	214,009
Eli Lilly & Company	5,827	1,211,841
Horizon Therapeutics PLC (A)	4,160	301,517
Jazz Pharmaceuticals PLC (A)	1,657	257,664
Johnson & Johnson	18,383	2,998,822
Merck & Company, Inc.	21,023	1,620,243
Perrigo Company PLC	2,819	120,371
Pfizer, Inc.	49,413	1,773,927
Royalty Pharma PLC, Class A	834	39,206
Viatris, Inc. (A)	18,826	319,854
Zoetis, Inc.	3,519	542,806

SHORT-TERM INVESTMENTS – 0.2%		$96,327
(Cost $96,326)
Short-term funds – 0.2%		96,327
John Hancock Collateral Trust, 0.1320% (C)(D)	3,742	37,442

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	58,885	58,885
Total investments (Multifactor Healthcare ETF) (Cost $42,481,523) 100.1%		$52,483,821
Other assets and liabilities, net (0.1%)		(58,199)
Total net assets 100.0%		$52,425,622

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
MULTIFACTOR HEALTHCARE ETF (continued)

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $284,710. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $253,134 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR INDUSTRIALS ETF

As of 1-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$43,164,114
(Cost $37,192,992)
Consumer discretionary – 8.7%		3,764,990
Auto components – 2.9%
Aptiv PLC	5,025	671,340
Autoliv, Inc.	1,367	121,267
BorgWarner, Inc.	3,633	152,550
Gentex Corp.	5,105	168,720
Lear Corp.	880	132,669
Distributors – 0.6%
Pool Corp.	741	262,447
Hotels, restaurants and leisure – 0.4%
Aramark	5,480	187,909
Household durables – 4.8%
D.R. Horton, Inc.	7,696	591,053
Leggett & Platt, Inc.	4,063	166,583
Lennar Corp., A Shares	5,212	433,378
Lennar Corp., B Shares	288	19,279
NVR, Inc. (A)	83	369,058
PulteGroup, Inc.	6,071	264,089
Toll Brothers, Inc.	2,385	121,874
TopBuild Corp. (A)	514	102,774
Industrials – 80.6%		34,806,273
Aerospace and defense – 10.7%
Axon Enterprise, Inc. (A)	816	133,955
BWX Technologies, Inc.	1,838	99,105
Curtiss-Wright Corp.	952	98,808
General Dynamics Corp.	2,545	373,301
HEICO Corp.	644	75,825
HEICO Corp., Class A	1,120	119,067
Howmet Aerospace, Inc.	2,246	55,207
Huntington Ingalls Industries, Inc.	967	152,138
L3Harris Technologies, Inc.	1,605	275,274
Lockheed Martin Corp.	1,616	520,061
Mercury Systems, Inc. (A)	919	65,304
Northrop Grumman Corp.	1,696	486,091
Raytheon Technologies Corp.	10,405	694,326
Teledyne Technologies, Inc. (A)	720	257,047
Textron, Inc.	5,057	228,880
The Boeing Company	2,773	538,489
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
TransDigm Group, Inc. (A)	691	$382,316
Virgin Galactic Holdings, Inc. (A)(B)	1,102	48,808
Air freight and logistics – 4.8%
C.H. Robinson Worldwide, Inc.	2,789	238,627
Expeditors International of Washington, Inc.	3,422	306,337
FedEx Corp.	2,361	555,638
United Parcel Service, Inc., Class B	4,763	738,265
XPO Logistics, Inc. (A)	2,306	254,605
Airlines – 1.3%
Alaska Air Group, Inc.	892	43,556
American Airlines Group, Inc. (B)	2,853	48,986
Delta Air Lines, Inc.	4,301	163,266
Southwest Airlines Company	3,869	170,004
United Airlines Holdings, Inc. (A)	3,294	131,727
Building products – 6.0%
A.O. Smith Corp.	2,641	143,406
Carrier Global Corp.	12,652	487,102
Johnson Controls International PLC	13,960	695,487
Lennox International, Inc.	594	163,641
Masco Corp.	4,134	224,518
Simpson Manufacturing Company, Inc.	646	59,432
Trane Technologies PLC	4,558	653,389
Trex Company, Inc. (A)	1,908	175,097
Commercial services and supplies – 4.1%
ADT, Inc.	4,707	42,504
Cintas Corp.	1,061	337,525
IAA, Inc. (A)	1,958	111,880
MSA Safety, Inc.	605	94,453
Republic Services, Inc.	4,701	425,535
Stericycle, Inc. (A)	1,710	111,971
Tetra Tech, Inc.	914	111,115
Waste Management, Inc.	4,657	518,417
Construction and engineering – 2.0%
AECOM (A)	3,413	170,991
EMCOR Group, Inc.	1,489	131,479
Jacobs Engineering Group, Inc.	2,721	274,712
Quanta Services, Inc.	3,085	217,400
WillScot Mobile Mini Holdings Corp. (A)	2,879	68,261
Electrical equipment – 6.9%
Acuity Brands, Inc.	938	112,785
AMETEK, Inc.	5,066	573,775
Eaton Corp. PLC	4,552	535,770
Emerson Electric Company	6,764	536,723
Generac Holdings, Inc. (A)	1,122	276,483
Hubbell, Inc.	1,284	199,790
Regal Beloit Corp.	590	74,033
Rockwell Automation, Inc.	2,380	591,501
Sunrun, Inc. (A)	1,461	101,203
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Industrial conglomerates – 6.3%
3M Company	4,441	$780,106
Carlisle Companies, Inc.	1,231	178,409
General Electric Company	46,715	498,916
Honeywell International, Inc.	4,800	937,776
Roper Technologies, Inc.	802	315,114
Machinery – 22.4%
AGCO Corp.	1,427	158,254
Allison Transmission Holdings, Inc.	2,993	121,815
Caterpillar, Inc.	4,842	885,311
Colfax Corp. (A)	1,748	64,886
Cummins, Inc.	3,260	764,209
Deere & Company	2,580	745,104
Donaldson Company, Inc.	2,832	168,334
Dover Corp.	2,992	348,538
Flowserve Corp.	2,398	85,273
Fortive Corp.	5,603	370,246
Graco, Inc.	3,612	249,011
IDEX Corp.	1,524	283,754
Illinois Tool Works, Inc.	2,933	569,618
Ingersoll Rand, Inc. (A)	6,371	266,563
ITT, Inc.	2,296	171,534
Lincoln Electric Holdings, Inc.	1,476	169,002
Nordson Corp.	1,037	185,613
Oshkosh Corp.	1,890	173,105
Otis Worldwide Corp.	5,635	364,303
PACCAR, Inc.	8,042	733,591
Parker-Hannifin Corp.	3,002	794,359
Pentair PLC	3,661	199,378
Proto Labs, Inc. (A)	246	52,103
Snap-on, Inc.	1,301	234,167
Stanley Black & Decker, Inc.	2,118	367,452
The Middleby Corp. (A)	1,357	184,172
The Timken Company	1,183	89,506
The Toro Company	2,095	197,454
Wabtec Corp.	3,057	226,860
Woodward, Inc.	1,185	132,661
Xylem, Inc.	3,158	305,031
Professional services – 3.6%
CoreLogic, Inc.	1,516	114,140
Exponent, Inc.	607	50,126
FTI Consulting, Inc. (A)	778	85,557
IHS Markit, Ltd.	5,664	493,221
ManpowerGroup, Inc.	1,353	119,659
Robert Half International, Inc.	2,712	183,060
TriNet Group, Inc. (A)	1,274	94,416
Verisk Analytics, Inc.	2,393	439,116
Road and rail – 8.7%
AMERCO	236	109,136
CSX Corp.	7,946	681,409
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Road and rail (continued)
J.B. Hunt Transport Services, Inc.	2,272	$305,948
Kansas City Southern	1,914	387,910
Knight-Swift Transportation Holdings, Inc.	2,481	99,240
Landstar System, Inc.	973	135,636
Norfolk Southern Corp.	2,792	660,643
Old Dominion Freight Line, Inc.	2,070	401,580
Schneider National, Inc., Class B	1,042	21,882
Union Pacific Corp.	4,826	952,990
Trading companies and distributors – 3.8%
Air Lease Corp.	2,456	97,331
Fastenal Company	9,330	425,355
MSC Industrial Direct Company, Inc., Class A	1,003	77,803
United Rentals, Inc. (A)	2,373	576,663
W.W. Grainger, Inc.	872	317,748
Watsco, Inc.	540	128,785
Information technology – 10.6%		4,592,851
Electronic equipment, instruments and components – 1.6%
Arrow Electronics, Inc. (A)	1,775	173,293
CDW Corp.	2,708	356,535
SYNNEX Corp.	945	77,131
Vontier Corp. (A)	2,244	72,773
IT services – 8.4%
Accenture PLC, Class A	4,320	1,045,092
Automatic Data Processing, Inc.	2,581	426,175
Black Knight, Inc. (A)	2,220	181,352
Booz Allen Hamilton Holding Corp.	2,604	221,783
Broadridge Financial Solutions, Inc.	2,190	309,469
CACI International, Inc., Class A (A)	545	131,465
Concentrix Corp. (A)	944	100,932
Genpact, Ltd.	3,339	127,817
Globant SA (A)	305	58,560
KBR, Inc.	1,949	56,618
Leidos Holdings, Inc.	2,884	305,877
MAXIMUS, Inc.	1,228	92,174
Paychex, Inc.	5,426	473,798
Science Applications International Corp.	1,067	102,464
Semiconductors and semiconductor equipment – 0.6%
Enphase Energy, Inc. (A)	1,533	279,543

SHORT-TERM INVESTMENTS – 0.4%		$162,395
(Cost $162,395)
Short-term funds – 0.4%		162,395
John Hancock Collateral Trust, 0.1320% (C)(D)	8,715	87,209
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	75,186	$75,186
Total investments (Multifactor Industrials ETF) (Cost $37,355,387) 100.3%		$43,326,509
Other assets and liabilities, net (0.3%)		(131,678)
Total net assets 100.0%		$43,194,831

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $86,682. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $2,600 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR LARGE CAP ETF

As of 1-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$977,616,041
(Cost $777,654,294)
Communication services – 8.6%		83,994,755
Diversified telecommunication services – 1.2%
AT&T, Inc.	167,242	4,788,138
Lumen Technologies, Inc.	80,962	1,002,310
Verizon Communications, Inc.	105,617	5,782,531
Entertainment – 1.7%
Activision Blizzard, Inc.	22,549	2,051,959
Electronic Arts, Inc.	9,267	1,327,034
Liberty Media Corp.-Liberty Formula One, Series A (A)	733	26,571
Liberty Media Corp.-Liberty Formula One, Series C (A)	10,036	403,748
Live Nation Entertainment, Inc. (A)	6,500	431,925
Netflix, Inc. (A)	6,741	3,588,841
Roku, Inc. (A)	2,844	1,106,401
Spotify Technology SA (A)	1,309	412,335
Take-Two Interactive Software, Inc. (A)	4,940	990,223
The Walt Disney Company (A)	35,302	5,936,737
Warner Music Group Corp., Class A	1,040	36,494
Zynga, Inc., Class A (A)	20,040	198,596
Interactive media and services – 3.6%
Alphabet, Inc., Class A (A)	8,753	15,994,882
Alphabet, Inc., Class C (A)	1,483	2,722,402
ANGI Homeservices, Inc., Class A (A)	1,254	17,531
Facebook, Inc., Class A (A)	40,631	10,496,206
InterActiveCorp (A)	4,432	930,498
Match Group, Inc. (A)	10,062	1,407,271
Pinterest, Inc., Class A (A)	7,531	515,949
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
Snap, Inc., Class A (A)	15,277	$808,764
Twitter, Inc. (A)	26,045	1,316,054
Zillow Group, Inc., Class A (A)	1,203	166,880
Zillow Group, Inc., Class C (A)	6,001	782,890
Media – 1.9%
Altice USA, Inc., Class A (A)	14,000	497,980
Cable One, Inc.	191	382,000
Charter Communications, Inc., Class A (A)	4,749	2,885,302
Comcast Corp., Class A	133,220	6,603,715
Discovery, Inc., Series A (A)	16,084	666,199
Discovery, Inc., Series C (A)	12,176	426,525
DISH Network Corp., Class A (A)	13,229	383,906
Fox Corp., Class A	16,134	503,058
Fox Corp., Class B	5,997	179,250
Liberty Broadband Corp., Series A (A)	705	102,345
Liberty Broadband Corp., Series C (A)	9,745	1,423,257
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	7,006	283,183
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	4,776	193,715
News Corp., Class A	20,946	406,352
News Corp., Class B	6,403	120,889
Omnicom Group, Inc.	18,012	1,123,589
Sirius XM Holdings, Inc. (B)	54,385	340,450
The Interpublic Group of Companies, Inc.	32,490	782,034
The New York Times Company, Class A	2,550	126,455
ViacomCBS, Inc., Class A	84	4,087
ViacomCBS, Inc., Class B	34,377	1,667,285
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	13,087	1,650,009
Consumer discretionary – 11.7%		114,487,696
Auto components – 0.5%
Aptiv PLC	17,727	2,368,327
Autoliv, Inc.	5,653	501,478
BorgWarner, Inc.	13,137	551,623
Gentex Corp.	14,604	482,662
Lear Corp.	4,911	740,382
Automobiles – 1.1%
Ford Motor Company (A)	111,067	1,169,536
General Motors Company	37,984	1,925,029
Tesla, Inc. (A)	9,355	7,423,473
Distributors – 0.2%
Genuine Parts Company	9,663	907,162
LKQ Corp. (A)	15,541	545,334
Pool Corp.	1,873	663,379
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (A)	2,081	316,250
Chegg, Inc. (A)	2,172	206,905
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Service Corp. International	11,901	$600,167
Terminix Global Holdings, Inc. (A)	7,141	340,483
Hotels, restaurants and leisure – 1.7%
Aramark	15,110	518,122
Caesars Entertainment, Inc. (A)	2,835	199,556
Carnival Corp.	13,548	252,941
Chipotle Mexican Grill, Inc. (A)	1,215	1,798,200
Churchill Downs, Inc.	562	105,347
Darden Restaurants, Inc.	7,523	879,363
Domino's Pizza, Inc.	1,817	673,671
Hilton Worldwide Holdings, Inc.	11,851	1,201,573
Hyatt Hotels Corp., Class A	1,823	119,698
Las Vegas Sands Corp.	13,727	660,131
Marriott International, Inc., Class A	7,624	886,747
McDonald's Corp.	14,442	3,001,625
MGM Resorts International	27,510	785,686
Penn National Gaming, Inc. (A)	2,542	263,656
Royal Caribbean Cruises, Ltd.	8,519	553,735
Starbucks Corp.	24,695	2,390,723
Vail Resorts, Inc.	2,170	577,133
Wynn Resorts, Ltd.	4,926	490,285
Yum! Brands, Inc.	10,685	1,084,421
Household durables – 0.8%
D.R. Horton, Inc.	20,962	1,609,882
Garmin, Ltd.	7,331	842,039
Lennar Corp., A Shares	13,651	1,135,081
Lennar Corp., B Shares	531	35,545
Mohawk Industries, Inc. (A)	3,873	556,163
Newell Brands, Inc.	21,503	516,502
NVR, Inc. (A)	287	1,276,140
PulteGroup, Inc.	16,471	716,489
Whirlpool Corp.	5,099	943,774
Internet and direct marketing retail – 3.2%
Amazon.com, Inc. (A)	7,600	24,367,120
Booking Holdings, Inc. (A)	1,083	2,105,709
Chewy, Inc., Class A (A)	1,145	116,584
eBay, Inc.	43,650	2,466,662
Etsy, Inc. (A)	3,038	604,835
Expedia Group, Inc.	6,681	829,112
GrubHub, Inc. (A)	1,737	130,744
Wayfair, Inc., Class A (A)	1,459	397,315
Leisure products – 0.2%
Hasbro, Inc.	8,453	793,060
Peloton Interactive, Inc., Class A (A)	3,828	559,386
Polaris, Inc.	3,685	429,929
Multiline retail – 0.7%
Dollar General Corp.	9,982	1,942,597
Dollar Tree, Inc. (A)	14,566	1,480,780
Ollie's Bargain Outlet Holdings, Inc. (A)	1,065	100,887
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Multiline retail (continued)
Target Corp.	21,212	$3,842,978
Specialty retail – 2.5%
Advance Auto Parts, Inc.	4,007	597,604
AutoZone, Inc. (A)	1,109	1,240,272
Best Buy Company, Inc.	20,804	2,263,891
Burlington Stores, Inc. (A)	3,414	849,745
CarMax, Inc. (A)	11,452	1,348,817
Carvana Company (A)	955	249,436
Five Below, Inc. (A)	1,515	266,231
Floor & Decor Holdings, Inc., Class A (A)	2,082	191,690
L Brands, Inc.	5,119	208,650
Lithia Motors, Inc., Class A	486	154,878
Lowe's Companies, Inc.	19,177	3,199,682
O'Reilly Automotive, Inc. (A)	2,986	1,270,453
RH (A)	303	144,034
Ross Stores, Inc.	19,676	2,189,742
The Gap, Inc.	17,832	361,098
The Home Depot, Inc.	18,353	4,970,359
The TJX Companies, Inc.	42,192	2,701,976
Tractor Supply Company	9,433	1,337,033
Ulta Beauty, Inc. (A)	3,447	964,333
Williams-Sonoma, Inc.	1,766	227,673
Textiles, apparel and luxury goods – 0.7%
Columbia Sportswear Company	1,110	97,081
Deckers Outdoor Corp. (A)	672	196,211
Lululemon Athletica, Inc. (A)	4,913	1,614,805
NIKE, Inc., Class B	28,409	3,795,158
VF Corp.	13,825	1,062,728
Consumer staples – 5.9%		57,212,883
Beverages – 1.2%
Brown-Forman Corp., Class A	3,109	205,567
Brown-Forman Corp., Class B	9,502	681,008
Constellation Brands, Inc., Class A	5,588	1,178,677
Keurig Dr. Pepper, Inc.	11,434	363,601
Molson Coors Beverage Company, Class B	10,804	541,929
Monster Beverage Corp. (A)	12,121	1,052,466
PepsiCo, Inc.	29,364	4,010,241
The Boston Beer Company, Inc., Class A (A)	114	104,525
The Coca-Cola Company	75,265	3,624,010
Food and staples retailing – 1.4%
BJ's Wholesale Club Holdings, Inc. (A)	2,547	107,152
Casey's General Stores, Inc.	1,530	286,844
Costco Wholesale Corp.	9,577	3,375,222
Sysco Corp.	19,128	1,367,843
The Kroger Company	63,476	2,189,922
U.S. Foods Holding Corp. (A)	11,532	357,377
Walgreens Boots Alliance, Inc.	18,535	931,384
Walmart, Inc.	34,839	4,894,531
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products – 1.5%
Archer-Daniels-Midland Company	28,165	$1,408,532
Beyond Meat, Inc. (A)	700	124,656
Bunge, Ltd.	9,234	604,273
Campbell Soup Company	13,193	634,715
Conagra Brands, Inc.	27,802	961,949
General Mills, Inc.	25,688	1,492,473
Hormel Foods Corp.	14,480	678,533
Ingredion, Inc.	4,888	368,897
Kellogg Company	15,319	902,902
Lamb Weston Holdings, Inc.	8,104	605,369
McCormick & Company, Inc.	15,284	1,368,529
Mondelez International, Inc., Class A	34,756	1,926,873
Post Holdings, Inc. (A)	4,222	400,457
The Hershey Company	6,820	991,901
The J.M. Smucker Company	6,044	703,582
The Kraft Heinz Company	11,967	401,014
Tyson Foods, Inc., Class A	13,195	848,570
Household products – 1.2%
Church & Dwight Company, Inc.	12,295	1,038,067
Colgate-Palmolive Company	18,563	1,447,914
Kimberly-Clark Corp.	8,955	1,182,956
Reynolds Consumer Products, Inc.	1,723	51,690
The Clorox Company	8,165	1,710,241
The Procter & Gamble Company	49,380	6,331,010
Personal products – 0.2%
Herbalife Nutrition, Ltd. (A)	6,001	305,811
The Estee Lauder Companies, Inc., Class A	7,563	1,789,784
Tobacco – 0.4%
Altria Group, Inc.	40,212	1,651,909
Philip Morris International, Inc.	25,210	2,007,977
Energy – 2.0%		19,659,981
Energy equipment and services – 0.1%
Baker Hughes Company	9,214	185,109
Halliburton Company	27,609	486,747
Schlumberger NV	21,310	473,295
Oil, gas and consumable fuels – 1.9%
Apache Corp.	17,951	256,340
Cabot Oil & Gas Corp.	19,583	358,956
Cheniere Energy, Inc. (A)	8,332	527,666
Chevron Corp.	45,381	3,866,461
ConocoPhillips	33,116	1,325,633
Continental Resources, Inc.	4,798	94,473
Diamondback Energy, Inc.	6,788	384,812
EOG Resources, Inc.	11,081	564,688
Exxon Mobil Corp.	80,722	3,619,574
Hess Corp.	14,612	788,756
Kinder Morgan, Inc.	53,428	752,266
Marathon Petroleum Corp.	28,668	1,237,311
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	23,082	$463,025
ONEOK, Inc.	19,404	772,861
Phillips 66	11,500	779,700
Pioneer Natural Resources Company	5,129	620,096
The Williams Companies, Inc.	42,745	907,476
Valero Energy Corp.	21,172	1,194,736
Financials – 11.8%		115,871,838
Banks – 3.8%
Bank of America Corp.	160,895	4,770,537
Citigroup, Inc.	53,486	3,101,653
Citizens Financial Group, Inc.	27,353	996,743
Comerica, Inc.	10,198	583,326
Commerce Bancshares, Inc.	5,497	367,474
East West Bancorp, Inc.	7,770	465,734
Fifth Third Bancorp	54,972	1,590,340
First Republic Bank	8,198	1,188,628
Huntington Bancshares, Inc.	61,664	815,506
JPMorgan Chase & Co.	67,156	8,640,963
KeyCorp	61,336	1,034,125
M&T Bank Corp.	7,966	1,055,256
Prosperity Bancshares, Inc.	1,136	76,612
Regions Financial Corp.	78,485	1,335,030
Signature Bank	2,724	449,978
SVB Financial Group (A)	2,946	1,289,700
The PNC Financial Services Group, Inc.	12,393	1,778,643
Truist Financial Corp.	44,680	2,143,746
U.S. Bancorp	37,564	1,609,617
Wells Fargo & Company	103,307	3,086,813
Zions Bancorp NA	11,583	511,274
Capital markets – 3.3%
Ameriprise Financial, Inc.	10,994	2,175,383
Apollo Global Management, Inc.	2,109	96,887
Ares Management Corp., Class A	2,299	103,823
BlackRock, Inc.	2,331	1,634,637
Cboe Global Markets, Inc.	5,168	474,061
CME Group, Inc.	6,562	1,192,578
FactSet Research Systems, Inc.	2,121	641,263
Franklin Resources, Inc.	18,358	482,632
Intercontinental Exchange, Inc.	15,002	1,655,471
KKR & Company, Inc.	13,248	516,010
LPL Financial Holdings, Inc.	4,025	436,069
MarketAxess Holdings, Inc.	1,811	979,316
Moody's Corp.	5,440	1,448,454
Morgan Stanley	46,319	3,105,689
Morningstar, Inc.	881	202,533
MSCI, Inc.	5,174	2,045,282
Nasdaq, Inc.	6,570	888,724
Northern Trust Corp.	12,961	1,155,992
Raymond James Financial, Inc.	7,691	768,562
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
S&P Global, Inc.	6,590	$2,089,030
SEI Investments Company	9,466	500,278
State Street Corp.	16,141	1,129,870
T. Rowe Price Group, Inc.	13,414	2,099,023
The Bank of New York Mellon Corp.	31,862	1,269,063
The Blackstone Group, Inc., Class A	9,777	656,917
The Charles Schwab Corp.	46,457	2,394,394
The Goldman Sachs Group, Inc.	8,344	2,262,642
Tradeweb Markets, Inc., Class A	1,419	86,261
Consumer finance – 0.9%
Ally Financial, Inc.	35,294	1,335,525
American Express Company	17,586	2,044,548
Capital One Financial Corp.	20,316	2,118,146
Credit Acceptance Corp. (A)(B)	486	187,484
Discover Financial Services	20,722	1,731,116
Santander Consumer USA Holdings, Inc.	8,532	188,557
Synchrony Financial	38,374	1,291,285
Diversified financial services – 0.9%
Berkshire Hathaway, Inc., Class B (A)	35,984	8,199,674
Equitable Holdings, Inc.	15,299	379,109
Voya Financial, Inc.	8,877	492,318
Insurance – 2.9%
Aflac, Inc.	28,567	1,290,657
Alleghany Corp.	802	454,614
American Financial Group, Inc.	4,675	440,105
American International Group, Inc.	25,033	937,236
Aon PLC, Class A	9,408	1,910,765
Arch Capital Group, Ltd. (A)	18,172	570,783
Arthur J. Gallagher & Company	10,143	1,170,604
Assurant, Inc.	2,329	315,510
Athene Holding, Ltd., Class A (A)	7,085	289,706
Brown & Brown, Inc.	12,894	555,602
Chubb, Ltd.	8,121	1,182,986
Cincinnati Financial Corp.	9,019	758,408
CNA Financial Corp.	1,936	74,381
Erie Indemnity Company, Class A	1,266	307,765
Everest Re Group, Ltd.	2,594	547,542
Fidelity National Financial, Inc.	15,537	563,993
First American Financial Corp.	6,183	323,309
Globe Life, Inc.	6,898	623,510
Lincoln National Corp.	14,913	678,392
Loews Corp.	17,248	781,162
Markel Corp. (A)	654	634,040
Marsh & McLennan Companies, Inc.	14,687	1,614,248
MetLife, Inc.	22,214	1,069,604
Principal Financial Group, Inc.	19,881	979,537
Prudential Financial, Inc.	14,066	1,101,086
Reinsurance Group of America, Inc.	4,335	455,392
RenaissanceRe Holdings, Ltd.	1,454	218,740
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
The Allstate Corp.	16,282	$1,745,105
The Hartford Financial Services Group, Inc.	28,798	1,382,880
The Progressive Corp.	21,036	1,834,129
The Travelers Companies, Inc.	13,156	1,793,163
W.R. Berkley Corp.	9,486	589,460
Willis Towers Watson PLC	6,474	1,313,834
Thrifts and mortgage finance – 0.0%
Rocket Companies, Inc., Class A (A)(B)	622	13,286
Health care – 14.0%		137,225,123
Biotechnology – 2.0%
AbbVie, Inc.	33,229	3,405,308
ACADIA Pharmaceuticals, Inc. (A)	2,065	99,223
Acceleron Pharma, Inc. (A)	536	61,924
Alexion Pharmaceuticals, Inc. (A)	8,098	1,241,666
Alnylam Pharmaceuticals, Inc. (A)	3,195	480,784
Amgen, Inc.	14,163	3,419,373
Biogen, Inc. (A)	6,173	1,744,552
BioMarin Pharmaceutical, Inc. (A)	6,994	578,963
CRISPR Therapeutics AG (A)	709	117,481
Emergent BioSolutions, Inc. (A)	906	96,806
Exact Sciences Corp. (A)	3,246	445,221
Exelixis, Inc. (A)	14,418	320,224
Gilead Sciences, Inc.	33,274	2,182,774
Incyte Corp. (A)	6,184	555,014
Ionis Pharmaceuticals, Inc. (A)	3,243	194,807
Mirati Therapeutics, Inc. (A)	495	101,638
Moderna, Inc. (A)	5,095	882,250
Neurocrine Biosciences, Inc. (A)	2,690	295,228
Novavax, Inc. (A)(B)	613	135,436
Regeneron Pharmaceuticals, Inc. (A)	1,916	965,357
Sarepta Therapeutics, Inc. (A)	1,713	153,142
Seagen, Inc. (A)	3,404	559,175
Vertex Pharmaceuticals, Inc. (A)	5,341	1,223,516
Health care equipment and supplies – 3.7%
Abbott Laboratories	38,083	4,706,678
ABIOMED, Inc. (A)	1,496	520,982
Align Technology, Inc. (A)	3,023	1,588,224
Baxter International, Inc.	15,590	1,197,780
Becton, Dickinson and Company	6,429	1,683,048
Boston Scientific Corp. (A)	34,229	1,213,076
Danaher Corp.	13,284	3,159,467
Dentsply Sirona, Inc.	12,209	653,059
DexCom, Inc. (A)	1,854	694,972
Edwards Lifesciences Corp. (A)	17,154	1,416,577
Globus Medical, Inc., Class A (A)	1,464	90,314
Hill-Rom Holdings, Inc.	3,525	338,541
Hologic, Inc. (A)	18,356	1,463,524
IDEXX Laboratories, Inc. (A)	3,454	1,653,361
Insulet Corp. (A)	1,626	434,435
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	2,162	$1,616,398
iRhythm Technologies, Inc. (A)	281	47,326
Masimo Corp. (A)	1,653	423,036
Medtronic PLC	25,823	2,874,875
Novocure, Ltd. (A)	1,652	265,906
Penumbra, Inc. (A)	505	131,850
Quidel Corp. (A)	586	147,068
ResMed, Inc.	7,876	1,587,565
STERIS PLC	4,564	853,970
Stryker Corp.	8,398	1,856,042
Tandem Diabetes Care, Inc. (A)	582	53,922
Teleflex, Inc.	2,198	830,031
The Cooper Companies, Inc.	2,648	963,978
Varian Medical Systems, Inc. (A)	5,763	1,011,810
West Pharmaceutical Services, Inc.	3,314	992,510
Zimmer Biomet Holdings, Inc.	10,955	1,683,455
Health care providers and services – 3.3%
Amedisys, Inc. (A)	801	230,135
AmerisourceBergen Corp.	9,937	1,035,435
Anthem, Inc.	8,145	2,418,902
Cardinal Health, Inc.	17,784	955,534
Centene Corp. (A)	23,262	1,402,699
Chemed Corp.	557	288,470
Cigna Corp.	12,385	2,688,164
CVS Health Corp.	34,570	2,476,941
DaVita, Inc. (A)	9,781	1,147,996
Encompass Health Corp.	5,058	406,663
Guardant Health, Inc. (A)	1,460	227,030
HCA Healthcare, Inc.	6,993	1,136,223
Henry Schein, Inc. (A)	11,335	746,410
Humana, Inc.	5,229	2,003,282
Laboratory Corp. of America Holdings (A)	7,953	1,820,521
LHC Group, Inc. (A)	497	99,012
McKesson Corp.	11,748	2,049,674
Molina Healthcare, Inc. (A)	3,579	764,510
Quest Diagnostics, Inc.	13,329	1,721,440
UnitedHealth Group, Inc.	23,129	7,715,372
Universal Health Services, Inc., Class B	7,612	949,064
Health care technology – 0.3%
Cerner Corp.	18,511	1,482,916
Teladoc Health, Inc. (A)(B)	1,221	322,136
Veeva Systems, Inc., Class A (A)	3,681	1,017,576
Life sciences tools and services – 1.7%
10X Genomics, Inc., Class A (A)	681	116,553
Adaptive Biotechnologies Corp. (A)	990	54,915
Agilent Technologies, Inc.	18,345	2,204,519
Avantor, Inc. (A)	12,168	358,834
Bio-Rad Laboratories, Inc., Class A (A)	1,073	615,655
Bio-Techne Corp.	1,296	421,083
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Bruker Corp.	3,727	$215,756
Charles River Laboratories International, Inc. (A)	2,389	618,870
Illumina, Inc. (A)	3,912	1,668,233
IQVIA Holdings, Inc. (A)	9,526	1,693,723
Mettler-Toledo International, Inc. (A)	1,566	1,829,245
PerkinElmer, Inc.	5,992	881,243
PPD, Inc. (A)	1,246	40,071
PRA Health Sciences, Inc. (A)	3,046	375,389
Repligen Corp. (A)	598	119,600
Syneos Health, Inc. (A)	2,372	176,358
Thermo Fisher Scientific, Inc.	8,527	4,346,212
Waters Corp. (A)	3,934	1,041,212
Pharmaceuticals – 3.0%
Bristol-Myers Squibb Company	44,396	2,727,246
Catalent, Inc. (A)	7,850	903,143
Elanco Animal Health, Inc. (A)	17,471	507,183
Eli Lilly & Company	17,199	3,576,876
Horizon Therapeutics PLC (A)	5,296	383,854
Jazz Pharmaceuticals PLC (A)	3,266	507,863
Johnson & Johnson	56,229	9,172,637
Merck & Company, Inc.	56,601	4,362,239
Perrigo Company PLC	6,660	284,382
Pfizer, Inc.	130,060	4,669,154
Royalty Pharma PLC, Class A	1,470	69,105
Viatris, Inc. (A)	44,817	761,441
Zoetis, Inc.	12,984	2,002,782
Industrials – 10.7%		104,934,379
Aerospace and defense – 1.4%
BWX Technologies, Inc.	1,321	71,228
General Dynamics Corp.	6,704	983,343
HEICO Corp.	1,592	187,442
HEICO Corp., Class A	2,815	299,263
Howmet Aerospace, Inc.	22,921	563,398
Huntington Ingalls Industries, Inc.	2,643	415,823
L3Harris Technologies, Inc.	6,141	1,053,243
Lockheed Martin Corp.	5,438	1,750,057
Northrop Grumman Corp.	4,407	1,263,090
Raytheon Technologies Corp.	41,518	2,770,496
Teledyne Technologies, Inc. (A)	1,596	569,788
Textron, Inc.	16,413	742,852
The Boeing Company	9,787	1,900,538
TransDigm Group, Inc. (A)	1,840	1,018,035
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	9,036	773,120
Expeditors International of Washington, Inc.	10,743	961,713
FedEx Corp.	7,365	1,733,279
United Parcel Service, Inc., Class B	13,279	2,058,245
XPO Logistics, Inc. (A)	5,830	643,690
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Airlines – 0.2%
American Airlines Group, Inc. (B)	8,121	$139,438
Delta Air Lines, Inc.	13,097	497,162
Southwest Airlines Company	12,078	530,707
United Airlines Holdings, Inc. (A)	9,567	382,584
Building products – 0.9%
A.O. Smith Corp.	6,976	378,797
Allegion PLC	7,051	754,528
Carrier Global Corp.	27,013	1,040,001
Fortune Brands Home & Security, Inc.	8,516	734,505
Johnson Controls International PLC	35,016	1,744,497
Lennox International, Inc.	1,947	536,379
Masco Corp.	14,742	800,638
Owens Corning	7,353	570,593
Trane Technologies PLC	13,698	1,963,608
Trex Company, Inc. (A)	2,849	261,453
Commercial services and supplies – 0.7%
ADT, Inc.	3,414	30,828
Cintas Corp.	2,785	885,964
Copart, Inc. (A)	11,927	1,308,988
IAA, Inc. (A)	6,182	353,239
Republic Services, Inc.	18,322	1,658,507
Rollins, Inc.	11,827	426,009
Stericycle, Inc. (A)	1,712	112,102
Waste Management, Inc.	16,785	1,868,506
Construction and engineering – 0.1%
AECOM (A)	5,402	270,640
Jacobs Engineering Group, Inc.	7,082	714,999
Quanta Services, Inc.	4,475	315,353
Electrical equipment – 0.8%
AMETEK, Inc.	13,402	1,517,911
Eaton Corp. PLC	15,106	1,777,976
Emerson Electric Company	20,180	1,601,283
Generac Holdings, Inc. (A)	1,397	344,249
Hubbell, Inc.	3,206	498,854
Rockwell Automation, Inc.	7,866	1,954,937
Sensata Technologies Holding PLC (A)	9,739	530,776
Sunrun, Inc. (A)	1,058	73,288
Industrial conglomerates – 0.9%
3M Company	12,756	2,240,719
Carlisle Companies, Inc.	3,915	567,401
General Electric Company	153,960	1,644,293
Honeywell International, Inc.	15,679	3,063,206
Roper Technologies, Inc.	3,389	1,331,572
Machinery – 2.6%
Caterpillar, Inc.	14,778	2,702,010
Cummins, Inc.	8,899	2,086,104
Deere & Company	9,361	2,703,457
Donaldson Company, Inc.	7,645	454,419
Dover Corp.	11,176	1,301,892
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Fortive Corp.	14,591	$964,173
Graco, Inc.	7,854	541,455
IDEX Corp.	4,216	784,977
Illinois Tool Works, Inc.	10,246	1,989,876
Ingersoll Rand, Inc. (A)	14,806	619,483
Lincoln Electric Holdings, Inc.	3,382	387,239
Nordson Corp.	2,556	457,498
Otis Worldwide Corp.	13,296	859,586
PACCAR, Inc.	24,833	2,265,266
Parker-Hannifin Corp.	8,815	2,332,537
Pentair PLC	9,479	516,226
Snap-on, Inc.	3,503	630,505
Stanley Black & Decker, Inc.	9,542	1,655,442
The Toro Company	5,313	500,750
Wabtec Corp.	7,581	562,586
Woodward, Inc.	1,620	181,359
Xylem, Inc.	9,035	872,691
Professional services – 0.7%
CoStar Group, Inc. (A)	1,363	1,226,305
Dun & Bradstreet Holdings, Inc. (A)	1,140	26,961
Equifax, Inc.	6,833	1,210,193
IHS Markit, Ltd.	14,131	1,230,527
Nielsen Holdings PLC	13,549	302,549
Robert Half International, Inc.	7,581	511,718
TransUnion	9,681	842,634
Verisk Analytics, Inc.	8,469	1,554,062
Road and rail – 1.3%
AMERCO	561	259,429
CSX Corp.	23,789	2,040,026
J.B. Hunt Transport Services, Inc.	7,248	976,016
Kansas City Southern	6,558	1,329,110
Knight-Swift Transportation Holdings, Inc.	4,489	179,560
Lyft, Inc., Class A (A)	413	18,362
Norfolk Southern Corp.	11,160	2,640,679
Old Dominion Freight Line, Inc.	5,511	1,069,134
Uber Technologies, Inc. (A)	16,694	850,225
Union Pacific Corp.	17,797	3,514,374
Trading companies and distributors – 0.5%
Fastenal Company	32,651	1,488,559
United Rentals, Inc. (A)	6,387	1,552,105
W.W. Grainger, Inc.	3,274	1,193,013
Watsco, Inc.	1,527	364,174
Information technology – 24.7%		241,117,790
Communications equipment – 0.9%
Arista Networks, Inc. (A)	2,307	709,541
Ciena Corp. (A)	6,027	321,782
Cisco Systems, Inc.	100,428	4,477,080
F5 Networks, Inc. (A)	3,860	756,367
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
Juniper Networks, Inc.	23,586	$575,970
Lumentum Holdings, Inc. (A)	2,183	204,765
Motorola Solutions, Inc.	8,453	1,416,300
Ubiquiti, Inc.	424	130,588
Electronic equipment, instruments and components – 1.4%
Amphenol Corp., Class A	14,624	1,826,245
Arrow Electronics, Inc. (A)	6,679	652,071
CDW Corp.	8,009	1,054,465
Cognex Corp.	6,360	522,347
Corning, Inc.	51,991	1,864,917
Dolby Laboratories, Inc., Class A	3,186	280,464
Flex, Ltd. (A)	46,011	811,634
IPG Photonics Corp. (A)	1,742	389,215
Keysight Technologies, Inc. (A)	10,612	1,502,553
SYNNEX Corp.	1,274	103,984
TE Connectivity, Ltd.	17,123	2,061,609
Trimble, Inc. (A)	13,307	877,064
Vontier Corp. (A)	5,845	189,553
Zebra Technologies Corp., Class A (A)	2,751	1,066,920
IT services – 4.9%
Accenture PLC, Class A	14,756	3,569,772
Akamai Technologies, Inc. (A)	10,364	1,150,715
Amdocs, Ltd.	10,749	759,094
Automatic Data Processing, Inc.	9,966	1,645,586
Black Knight, Inc. (A)	6,147	502,148
Booz Allen Hamilton Holding Corp.	7,060	601,300
Broadridge Financial Solutions, Inc.	6,502	918,798
CACI International, Inc., Class A (A)	969	233,742
Cognizant Technology Solutions Corp., Class A	18,975	1,479,101
Concentrix Corp. (A)	1,298	138,782
DXC Technology Company	13,229	373,058
EPAM Systems, Inc. (A)	2,134	735,014
Euronet Worldwide, Inc. (A)	1,792	223,928
Fastly, Inc., Class A (A)(B)	1,190	130,127
Fidelity National Information Services, Inc.	13,158	1,624,487
Fiserv, Inc. (A)	10,470	1,075,164
FleetCor Technologies, Inc. (A)	4,750	1,153,063
Gartner, Inc. (A)	5,142	781,121
Genpact, Ltd.	8,308	318,030
Global Payments, Inc.	9,486	1,674,469
Globant SA (A)	280	53,760
GoDaddy, Inc., Class A (A)	5,359	421,110
IBM Corp.	23,760	2,830,054
Jack Henry & Associates, Inc.	4,307	623,611
Leidos Holdings, Inc.	7,985	846,889
Mastercard, Inc., Class A	18,443	5,833,336
MongoDB, Inc. (A)	909	335,975
Okta, Inc. (A)	2,651	686,636
Paychex, Inc.	17,824	1,556,392
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
PayPal Holdings, Inc. (A)	20,285	$4,752,978
Square, Inc., Class A (A)	4,793	1,035,096
The Western Union Company	26,054	580,223
Twilio, Inc., Class A (A)	3,861	1,387,759
VeriSign, Inc. (A)	5,148	999,072
Visa, Inc., Class A	34,470	6,661,328
WEX, Inc. (A)	1,739	327,975
Semiconductors and semiconductor equipment – 5.6%
Advanced Micro Devices, Inc. (A)	21,228	1,817,966
Analog Devices, Inc.	14,961	2,204,204
Applied Materials, Inc.	34,150	3,301,622
Broadcom, Inc.	8,493	3,826,097
Cree, Inc. (A)	2,184	220,759
Enphase Energy, Inc. (A)	2,446	446,028
Entegris, Inc.	5,237	515,268
First Solar, Inc. (A)	2,616	259,376
Inphi Corp. (A)	819	138,092
Intel Corp.	109,198	6,061,581
KLA Corp.	9,831	2,753,368
Lam Research Corp.	8,246	3,990,652
Marvell Technology Group, Ltd.	33,755	1,737,032
Maxim Integrated Products, Inc.	17,640	1,547,204
Microchip Technology, Inc.	13,020	1,772,152
Micron Technology, Inc. (A)	45,398	3,553,301
MKS Instruments, Inc.	1,621	256,231
Monolithic Power Systems, Inc.	1,517	538,975
NVIDIA Corp.	9,192	4,776,071
ON Semiconductor Corp. (A)	23,625	814,826
Qorvo, Inc. (A)	6,428	1,098,417
QUALCOMM, Inc.	28,018	4,378,653
Skyworks Solutions, Inc.	11,216	1,898,308
SolarEdge Technologies, Inc. (A)	1,234	355,799
Teradyne, Inc.	10,178	1,154,999
Texas Instruments, Inc.	22,607	3,745,754
Universal Display Corp.	1,343	309,991
Xilinx, Inc.	10,626	1,387,437
Software – 7.5%
Adobe, Inc. (A)	7,691	3,528,400
Alteryx, Inc., Class A (A)	1,145	144,327
Anaplan, Inc. (A)	2,436	162,481
ANSYS, Inc. (A)	4,321	1,531,233
Appfolio, Inc., Class A (A)	124	18,948
Aspen Technology, Inc. (A)	3,147	421,383
Atlassian Corp. PLC, Class A (A)	2,382	550,552
Autodesk, Inc. (A)	4,946	1,372,169
Avalara, Inc. (A)	1,795	269,250
Bill.com Holdings, Inc. (A)	611	74,469
Cadence Design Systems, Inc. (A)	14,969	1,951,808
CDK Global, Inc.	6,939	346,256
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Ceridian HCM Holding, Inc. (A)	3,723	$345,904
Citrix Systems, Inc.	7,818	1,042,218
Cloudflare, Inc., Class A (A)	2,496	191,343
Coupa Software, Inc. (A)	1,402	434,438
Crowdstrike Holdings, Inc., Class A (A)	2,172	468,718
Datadog, Inc., Class A (A)	1,978	203,240
DocuSign, Inc. (A)	2,453	571,279
Dropbox, Inc., Class A (A)	7,463	168,888
Dynatrace, Inc. (A)	2,173	90,201
Elastic NV (A)	1,198	182,048
Fair Isaac Corp. (A)	1,229	553,185
Five9, Inc. (A)	693	115,211
Fortinet, Inc. (A)	5,421	784,690
Guidewire Software, Inc. (A)	3,628	416,277
HubSpot, Inc. (A)	1,200	446,640
Intuit, Inc.	6,027	2,177,133
Manhattan Associates, Inc. (A)	1,043	118,099
Microsoft Corp.	147,646	34,247,967
NortonLifeLock, Inc.	35,307	743,918
Nuance Communications, Inc. (A)	7,457	339,592
Nutanix, Inc., Class A (A)	1,786	54,509
Oracle Corp.	64,619	3,904,926
Palo Alto Networks, Inc. (A)	2,690	943,518
Paycom Software, Inc. (A)	2,005	761,379
Paylocity Holding Corp. (A)	904	169,464
Pegasystems, Inc.	976	124,391
Proofpoint, Inc. (A)	1,381	178,259
PTC, Inc. (A)	3,983	529,381
RealPage, Inc. (A)	3,269	282,997
RingCentral, Inc., Class A (A)	1,778	663,052
salesforce.com, Inc. (A)	13,781	3,108,442
ServiceNow, Inc. (A)	2,895	1,572,448
Slack Technologies, Inc., Class A (A)	8,108	341,914
Smartsheet, Inc., Class A (A)	3,078	214,660
SolarWinds Corp. (A)	1,510	25,383
Splunk, Inc. (A)	4,581	756,002
SS&C Technologies Holdings, Inc.	11,991	753,994
Synopsys, Inc. (A)	5,503	1,405,741
The Trade Desk, Inc., Class A (A)	1,074	822,673
Tyler Technologies, Inc. (A)	1,701	719,166
VMware, Inc., Class A (A)(B)	2,109	290,726
Workday, Inc., Class A (A)	3,431	780,655
Zendesk, Inc. (A)	2,894	417,431
Zoom Video Communications, Inc., Class A (A)	1,236	459,879
Zscaler, Inc. (A)	1,229	245,431
Technology hardware, storage and peripherals – 4.4%
Apple, Inc.	277,589	36,630,644
Dell Technologies, Inc., Class C (A)	4,966	361,972
Hewlett Packard Enterprise Company	67,480	832,703
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
HP, Inc.	51,853	$1,262,102
NetApp, Inc.	17,263	1,146,954
Seagate Technology PLC	22,603	1,494,510
Western Digital Corp.	20,821	1,174,929
Materials – 3.8%		37,428,573
Chemicals – 2.1%
Air Products & Chemicals, Inc.	6,636	1,770,219
Albemarle Corp.	6,307	1,025,897
Axalta Coating Systems, Ltd. (A)	12,286	331,599
Celanese Corp.	9,133	1,115,596
CF Industries Holdings, Inc.	16,610	687,322
Corteva, Inc.	31,137	1,241,121
Dow, Inc.	20,749	1,076,873
DuPont de Nemours, Inc.	14,910	1,184,600
Eastman Chemical Company	10,965	1,078,408
Ecolab, Inc.	7,562	1,546,505
FMC Corp.	7,705	834,374
International Flavors & Fragrances, Inc. (B)	5,249	589,883
Linde PLC	9,049	2,220,625
LyondellBasell Industries NV, Class A	10,488	899,451
PPG Industries, Inc.	13,292	1,790,565
RPM International, Inc.	7,823	645,163
The Mosaic Company	19,218	498,899
The Scotts Miracle-Gro Company	1,320	292,261
The Sherwin-Williams Company	2,844	1,967,479
Westlake Chemical Corp.	2,218	169,588
Construction materials – 0.2%
Martin Marietta Materials, Inc.	3,377	970,584
Vulcan Materials Company	7,044	1,050,542
Containers and packaging – 0.8%
Amcor PLC	58,850	643,819
AptarGroup, Inc.	3,310	440,131
Avery Dennison Corp.	4,793	723,120
Ball Corp.	20,126	1,771,491
Berry Global Group, Inc. (A)	7,705	380,396
Crown Holdings, Inc. (A)	8,293	747,614
International Paper Company	31,158	1,567,559
Packaging Corp. of America	6,741	906,395
Sealed Air Corp.	2,225	94,051
Sonoco Products Company	2,815	163,017
Westrock Company	15,244	631,559
Metals and mining – 0.7%
Freeport-McMoRan, Inc. (A)	83,403	2,244,375
Newmont Corp.	27,403	1,633,219
Nucor Corp.	20,638	1,005,690
Reliance Steel & Aluminum Company	4,608	534,897
Royal Gold, Inc.	2,229	238,236
Southern Copper Corp.	3,606	239,474
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining (continued)
Steel Dynamics, Inc.	13,889	$475,976
Real estate – 2.9%		28,500,699
Equity real estate investment trusts – 2.7%
Alexandria Real Estate Equities, Inc.	4,502	752,329
American Homes 4 Rent, Class A	9,624	290,934
American Tower Corp.	7,925	1,801,828
Americold Realty Trust	5,116	178,600
Apartment Income REIT Corp. (A)	4,873	188,926
Apartment Investment & Management Company, Class A	5,969	27,398
AvalonBay Communities, Inc.	5,492	898,876
Boston Properties, Inc.	6,109	557,568
Camden Property Trust	3,657	373,563
CoreSite Realty Corp.	819	110,106
Crown Castle International Corp.	8,406	1,338,740
CubeSmart	5,524	192,456
CyrusOne, Inc.	3,273	238,765
Digital Realty Trust, Inc.	7,734	1,113,309
Duke Realty Corp.	14,550	575,598
Equinix, Inc.	1,774	1,312,689
Equity LifeStyle Properties, Inc.	6,425	390,897
Equity Residential	12,122	747,200
Essex Property Trust, Inc.	2,624	628,737
Extra Space Storage, Inc.	4,942	562,350
Federal Realty Investment Trust	3,000	262,680
Gaming and Leisure Properties, Inc.	8,003	329,163
Healthcare Trust of America, Inc., Class A	6,895	194,784
Healthpeak Properties, Inc.	19,202	569,339
Host Hotels & Resorts, Inc.	29,119	394,562
Invitation Homes, Inc.	16,261	479,374
Iron Mountain, Inc.	11,231	378,148
Kilroy Realty Corp.	4,021	227,709
Lamar Advertising Company, Class A	3,337	269,563
Medical Properties Trust, Inc.	14,254	300,902
MGM Growth Properties LLC, Class A	3,926	122,295
Mid-America Apartment Communities, Inc.	4,377	581,047
National Retail Properties, Inc.	5,995	233,805
Omega Healthcare Investors, Inc.	7,973	288,782
Prologis, Inc.	14,780	1,525,296
Public Storage	3,060	696,517
Realty Income Corp.	12,035	710,787
Regency Centers Corp.	5,845	275,767
Rexford Industrial Realty, Inc.	1,672	81,828
SBA Communications Corp.	3,343	898,164
Simon Property Group, Inc.	5,833	542,061
STORE Capital Corp.	5,680	176,194
Sun Communities, Inc.	3,369	482,205
UDR, Inc.	11,097	426,680
Ventas, Inc.	13,802	635,858
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
VEREIT, Inc.	7,397	$260,596
VICI Properties, Inc.	15,535	392,725
Vornado Realty Trust	6,791	270,010
Welltower, Inc.	12,366	749,380
Weyerhaeuser Company	39,170	1,221,712
WP Carey, Inc.	5,738	381,003
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	23,170	1,412,907
Jones Lang LaSalle, Inc. (A)	3,064	447,987
Utilities – 3.8%		37,182,324
Electric utilities – 2.2%
Alliant Energy Corp.	13,884	675,457
American Electric Power Company, Inc.	20,839	1,686,083
Avangrid, Inc.	2,636	121,968
Duke Energy Corp.	20,012	1,881,128
Edison International	24,082	1,400,609
Entergy Corp.	15,154	1,444,631
Evergy, Inc.	15,330	823,681
Eversource Energy	18,416	1,611,400
Exelon Corp.	41,397	1,720,459
FirstEnergy Corp.	28,309	870,785
NextEra Energy, Inc.	34,540	2,793,250
NRG Energy, Inc.	11,757	486,857
OGE Energy Corp.	12,716	388,092
Pinnacle West Capital Corp.	8,133	612,008
PPL Corp.	54,786	1,515,929
The Southern Company	30,143	1,776,026
Xcel Energy, Inc.	22,853	1,462,363
Gas utilities – 0.1%
Atmos Energy Corp.	5,789	515,221
UGI Corp.	11,339	408,091
Independent power and renewable electricity producers – 0.1%
Brookfield Renewable Corp., Class A	1,597	89,352
The AES Corp.	46,841	1,142,452
Vistra Corp.	18,338	366,210
Multi-utilities – 1.2%
Ameren Corp.	17,821	1,295,943
CenterPoint Energy, Inc.	33,396	704,322
CMS Energy Corp.	16,835	957,575
Consolidated Edison, Inc.	21,968	1,554,895
Dominion Energy, Inc.	15,290	1,114,488
DTE Energy Company	12,355	1,466,786
NiSource, Inc.	26,025	576,454
Public Service Enterprise Group, Inc.	30,524	1,722,469
Sempra Energy	6,869	850,107
WEC Energy Group, Inc.	15,642	1,390,574
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Water utilities – 0.2%
American Water Works Company, Inc.	8,774	$1,395,241
Essential Utilities, Inc.	7,806	361,418

SHORT-TERM INVESTMENTS – 0.2%		$1,566,142
(Cost $1,566,138)
Short-term funds – 0.2%		1,566,142
John Hancock Collateral Trust, 0.1320% (C)(D)	121,446	1,215,275

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	350,867	350,867
Total investments (Multifactor Large Cap ETF) (Cost $779,220,432) 100.1%		$979,182,183
Other assets and liabilities, net (0.1%)		(805,975)
Total net assets 100.0%		$978,376,208

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $1,620,199. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $460,187 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MATERIALS ETF

As of 1-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$25,679,952
(Cost $20,885,252)
Industrials – 1.2%		316,530
Building products – 1.2%
Owens Corning	4,079	316,530
Information technology – 0.5%		123,586
Software – 0.5%
Bill.com Holdings, Inc. (A)	1,014	123,586
Materials – 97.2%		24,987,794
Chemicals – 52.7%
Air Products & Chemicals, Inc.	3,629	968,072
Albemarle Corp.	4,346	706,920
Ashland Global Holdings, Inc.	2,360	188,776
Axalta Coating Systems, Ltd. (A)	8,779	236,945
Celanese Corp.	4,631	565,677
CF Industries Holdings, Inc.	8,577	354,916
Dow, Inc.	18,233	946,293
DuPont de Nemours, Inc.	12,360	982,002
Eastman Chemical Company	6,624	651,470
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Ecolab, Inc.	4,240	$867,122
FMC Corp.	4,535	491,095
Huntsman Corp.	7,971	210,594
International Flavors & Fragrances, Inc. (B)	3,758	422,324
Linde PLC	5,330	1,307,986
LyondellBasell Industries NV, Class A	11,504	986,583
NewMarket Corp.	343	134,521
PPG Industries, Inc.	9,058	1,220,203
RPM International, Inc.	4,515	372,352
The Mosaic Company	13,223	343,269
The Scotts Miracle-Gro Company	1,361	301,339
The Sherwin-Williams Company	1,452	1,004,494
Valvoline, Inc.	5,949	141,229
Westlake Chemical Corp.	1,837	140,457
Construction materials – 5.6%
Martin Marietta Materials, Inc.	2,078	597,238
Vulcan Materials Company	5,683	847,563
Containers and packaging – 24.2%
Amcor PLC	59,685	652,954
AptarGroup, Inc.	2,397	318,729
Ardagh Group SA	448	7,616
Avery Dennison Corp.	3,065	462,417
Ball Corp.	10,323	908,630
Berry Global Group, Inc. (A)	6,812	336,308
Crown Holdings, Inc. (A)	5,823	524,943
Graphic Packaging Holding Company	15,446	241,884
International Paper Company	21,847	1,099,123
Packaging Corp. of America	4,321	581,002
Sealed Air Corp.	4,611	194,907
Silgan Holdings, Inc.	3,110	113,297
Sonoco Products Company	4,593	265,981
Westrock Company	12,439	515,348
Metals and mining – 14.7%
Freeport-McMoRan, Inc. (A)	46,739	1,257,746
Newmont Corp.	15,625	931,250
Nucor Corp.	11,063	539,100
Reliance Steel & Aluminum Company	2,868	332,917
Royal Gold, Inc.	2,005	214,294
Southern Copper Corp.	2,054	136,406
Steel Dynamics, Inc.	10,607	363,502
Utilities – 1.0%		252,042
Multi-utilities – 1.0%
MDU Resources Group, Inc.	9,587	252,042

SHORT-TERM INVESTMENTS – 1.8%		$470,742
(Cost $470,785)
Short-term funds – 1.8%		470,742
John Hancock Collateral Trust, 0.1320% (C)(D)	39,705	397,311
MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	73,431	$73,431
Total investments (Multifactor Materials ETF) (Cost $21,356,037) 101.7%		$26,150,694
Other assets and liabilities, net (1.7%)		(446,304)
Total net assets 100.0%		$25,704,390

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $380,069.
(C)	The rate shown is the annualized seven-day yield as of 1-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MEDIA AND COMMUNICATIONS ETF

As of 1-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$30,719,509
(Cost $24,072,980)
Communication services – 99.4%		30,548,612
Diversified telecommunication services – 11.7%
AT&T, Inc.	38,889	1,113,392
Lumen Technologies, Inc.	79,851	988,555
Verizon Communications, Inc.	27,441	1,502,395
Entertainment – 26.8%
Activision Blizzard, Inc.	14,418	1,312,038
Electronic Arts, Inc.	5,718	818,818
Liberty Media Corp.-Liberty Formula One, Series A (A)	1,344	48,720
Liberty Media Corp.-Liberty Formula One, Series C (A)	8,122	326,748
Live Nation Entertainment, Inc. (A)	3,595	238,888
Netflix, Inc. (A)	3,072	1,635,502
Spotify Technology SA (A)	1,476	464,940
Take-Two Interactive Software, Inc. (A)	4,430	887,994
The Walt Disney Company (A)	12,335	2,074,374
Warner Music Group Corp., Class A	3,976	139,518
Zynga, Inc., Class A (A)	29,336	290,720
Interactive media and services – 20.9%
Alphabet, Inc., Class A (A)	506	924,644
Alphabet, Inc., Class C (A)	492	903,184
ANGI Homeservices, Inc., Class A (A)	2,649	37,033
Facebook, Inc., Class A (A)	5,547	1,432,957
Pinterest, Inc., Class A (A)	11,705	801,910
Snap, Inc., Class A (A)	12,701	672,391
Twitter, Inc. (A)	14,003	707,572
Zillow Group, Inc., Class A (A)	1,781	247,060
Zillow Group, Inc., Class C (A)	5,243	684,002
36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media – 35.7%
Altice USA, Inc., Class A (A)	12,796	$455,154
Cable One, Inc.	233	466,000
Charter Communications, Inc., Class A (A)	2,642	1,605,174
Comcast Corp., Class A	36,298	1,799,292
Discovery, Inc., Series A (A)	5,083	210,538
Discovery, Inc., Series C (A)	9,604	336,428
DISH Network Corp., Class A (A)	10,029	291,042
Fox Corp., Class A	13,852	431,905
Fox Corp., Class B	6,715	200,711
Liberty Broadband Corp., Series A (A)	1,189	172,607
Liberty Broadband Corp., Series C (A)	8,457	1,235,145
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	2,954	119,401
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	5,977	242,427
News Corp., Class A	16,052	311,409
News Corp., Class B	5,530	104,406
Nexstar Media Group, Inc., Class A	3,393	385,682
Omnicom Group, Inc.	9,144	570,403
Sirius XM Holdings, Inc. (B)	33,008	206,630
The Interpublic Group of Companies, Inc.	25,828	621,680
The New York Times Company, Class A	4,157	206,146
ViacomCBS, Inc., Class A	321	15,620
ViacomCBS, Inc., Class B	20,104	975,044
Wireless telecommunication services – 4.3%
T-Mobile US, Inc. (A)	10,568	1,332,413
Information technology – 0.6%		170,897
Software – 0.6%
Dynatrace, Inc. (A)	4,117	170,897

SHORT-TERM INVESTMENTS – 0.0%		$22,242
(Cost $22,242)
Short-term funds – 0.0%		22,242
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	22,242	22,242
Total investments (Multifactor Media and Communications ETF) (Cost $24,095,222) 100.0%		$30,741,751
Other assets and liabilities, net (0.0%)		(13,979)
Total net assets 100.0%		$30,727,772

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $185,966. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $194,336 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-21.
MULTIFACTOR MID CAP ETF

As of 1-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$1,976,245,856
(Cost $1,584,231,837)
Communication services – 4.3%		85,272,951
Diversified telecommunication services – 0.2%
Lumen Technologies, Inc.	367,777	4,553,079
Entertainment – 0.9%
Liberty Media Corp.-Liberty Formula One, Series A (A)	6,452	233,885
Liberty Media Corp.-Liberty Formula One, Series C (A)	68,423	2,752,657
Live Nation Entertainment, Inc. (A)	24,067	1,599,252
Madison Square Garden Sports Corp. (A)	7,231	1,170,627
Roku, Inc. (A)	11,016	4,285,554
Take-Two Interactive Software, Inc. (A)	24,332	4,877,349
Warner Music Group Corp., Class A	8,950	314,056
Zynga, Inc., Class A (A)	220,887	2,188,990
Interactive media and services – 1.0%
ANGI Homeservices, Inc., Class A (A)	11,540	161,329
InterActiveCorp (A)	20,339	4,270,173
Match Group, Inc. (A)	48,152	6,734,539
Pinterest, Inc., Class A (A)	45,425	3,112,067
Zillow Group, Inc., Class A (A)	9,454	1,311,459
Zillow Group, Inc., Class C (A)	28,676	3,741,071
Media – 2.2%
Altice USA, Inc., Class A (A)	69,327	2,465,961
Cable One, Inc.	1,916	3,832,000
Discovery, Inc., Series A (A)	39,890	1,652,244
Discovery, Inc., Series C (A)	88,738	3,108,492
DISH Network Corp., Class A (A)	63,642	1,846,891
Fox Corp., Class A	76,992	2,400,611
Fox Corp., Class B	31,309	935,826
Liberty Broadband Corp., Series A (A)	5,262	763,885
Liberty Broadband Corp., Series C (A)	42,255	6,171,343
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	25,632	1,036,045
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	38,014	1,541,848
News Corp., Class A	156,749	3,040,931
News Corp., Class B	46,758	882,791
Nexstar Media Group, Inc., Class A	20,054	2,279,538
Omnicom Group, Inc.	51,783	3,230,224
The Interpublic Group of Companies, Inc.	163,484	3,935,060
The New York Times Company, Class A	42,796	2,122,254
ViacomCBS, Inc., Class A	438	21,313
ViacomCBS, Inc., Class B	55,662	2,699,607
Consumer discretionary – 12.3%		243,034,175
Auto components – 1.1%
Aptiv PLC	39,283	5,248,209
Autoliv, Inc.	38,989	3,458,714
BorgWarner, Inc.	91,339	3,835,325
Fox Factory Holding Corp. (A)	8,723	1,043,620
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Auto components (continued)
Gentex Corp.	105,112	$3,473,952
Lear Corp.	28,266	4,261,382
Automobiles – 0.3%
Harley-Davidson, Inc.	74,713	2,995,244
Thor Industries, Inc.	20,640	2,497,646
Distributors – 0.6%
Genuine Parts Company	39,900	3,745,812
LKQ Corp. (A)	124,430	4,366,249
Pool Corp.	11,809	4,182,512
Diversified consumer services – 0.7%
Bright Horizons Family Solutions, Inc. (A)	17,754	2,698,075
Chegg, Inc. (A)	24,725	2,355,304
Grand Canyon Education, Inc. (A)	17,453	1,482,458
Service Corp. International	91,253	4,601,889
Terminix Global Holdings, Inc. (A)	48,299	2,302,896
Hotels, restaurants and leisure – 1.9%
Aramark	100,009	3,429,309
Caesars Entertainment, Inc. (A)	37,045	2,607,598
Choice Hotels International, Inc.	9,066	912,402
Churchill Downs, Inc.	8,671	1,625,379
Darden Restaurants, Inc.	34,927	4,082,617
Domino's Pizza, Inc.	9,232	3,422,856
Hyatt Hotels Corp., Class A	14,511	952,792
Marriott Vacations Worldwide Corp.	9,924	1,218,270
MGM Resorts International	105,625	3,016,650
Norwegian Cruise Line Holdings, Ltd. (A)	53,138	1,203,576
Penn National Gaming, Inc. (A)	23,951	2,484,198
Planet Fitness, Inc., Class A (A)	20,586	1,482,192
Texas Roadhouse, Inc.	16,649	1,268,820
The Wendy's Company	66,079	1,348,012
Vail Resorts, Inc.	15,625	4,155,625
Wingstop, Inc.	5,400	810,270
Wyndham Hotels & Resorts, Inc.	31,915	1,856,496
Wynn Resorts, Ltd.	21,833	2,173,038
Household durables – 2.4%
D.R. Horton, Inc.	86,978	6,679,910
Garmin, Ltd.	32,767	3,763,618
Helen of Troy, Ltd. (A)	7,586	1,852,881
Leggett & Platt, Inc.	55,103	2,259,223
Lennar Corp., A Shares	62,088	5,162,617
Lennar Corp., B Shares	3,750	251,025
Mohawk Industries, Inc. (A)	17,859	2,564,552
Newell Brands, Inc.	139,878	3,359,870
NVR, Inc. (A)	1,135	5,046,755
PulteGroup, Inc.	86,336	3,755,616
Tempur Sealy International, Inc. (A)	60,400	1,594,560
Toll Brothers, Inc.	52,444	2,679,888
TopBuild Corp. (A)	8,373	1,674,181
Whirlpool Corp.	32,187	5,957,492
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Internet and direct marketing retail – 0.8%
Chewy, Inc., Class A (A)	4,568	$465,114
Etsy, Inc. (A)	27,194	5,414,053
Expedia Group, Inc.	27,491	3,411,633
GrubHub, Inc. (A)	24,789	1,865,868
Qurate Retail, Inc., Series A	142,531	1,795,891
Stamps.com, Inc. (A)	4,273	975,569
Wayfair, Inc., Class A (A)	6,543	1,781,790
Leisure products – 0.6%
Brunswick Corp.	36,909	3,191,152
Hasbro, Inc.	29,047	2,725,190
Peloton Interactive, Inc., Class A (A)	18,613	2,719,918
Polaris, Inc.	23,311	2,719,694
YETI Holdings, Inc. (A)	18,049	1,187,985
Multiline retail – 0.3%
Dollar Tree, Inc. (A)	53,126	5,400,789
Ollie's Bargain Outlet Holdings, Inc. (A)	12,581	1,191,798
Specialty retail – 2.8%
Advance Auto Parts, Inc.	25,808	3,849,005
AutoNation, Inc. (A)	30,355	2,163,704
AutoZone, Inc. (A)	1,832	2,048,854
Best Buy Company, Inc.	71,367	7,766,157
Burlington Stores, Inc. (A)	19,816	4,932,202
CarMax, Inc. (A)	51,194	6,029,629
Dick's Sporting Goods, Inc.	20,116	1,347,973
Five Below, Inc. (A)	17,731	3,115,869
Floor & Decor Holdings, Inc., Class A (A)	25,645	2,361,135
L Brands, Inc.	55,679	2,269,476
Lithia Motors, Inc., Class A	7,231	2,304,375
RH (A)	3,630	1,725,557
The Gap, Inc.	93,091	1,885,093
Tractor Supply Company	35,741	5,065,929
Ulta Beauty, Inc. (A)	14,294	3,998,889
Williams-Sonoma, Inc.	36,630	4,722,340
Textiles, apparel and luxury goods – 0.8%
Columbia Sportswear Company	12,292	1,075,058
Deckers Outdoor Corp. (A)	10,831	3,162,435
Hanesbrands, Inc.	158,899	2,429,566
Levi Strauss & Company, Class A	16,172	318,750
PVH Corp.	20,375	1,737,173
Ralph Lauren Corp.	16,655	1,682,988
Skechers U.S.A., Inc., Class A (A)	52,241	1,801,270
Tapestry, Inc.	53,527	1,692,524
Under Armour, Inc., Class A (A)	45,798	801,465
Under Armour, Inc., Class C (A)	46,676	698,740
Consumer staples – 3.3%		65,487,028
Beverages – 0.2%
Molson Coors Beverage Company, Class B	36,444	1,828,031
The Boston Beer Company, Inc., Class A (A)	2,426	2,224,375
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food and staples retailing – 0.7%
BJ's Wholesale Club Holdings, Inc. (A)	32,010	$1,346,661
Casey's General Stores, Inc.	14,190	2,660,341
Performance Food Group Company (A)	44,609	2,091,270
The Kroger Company	115,328	3,978,816
U.S. Foods Holding Corp. (A)	87,325	2,706,202
Food products – 1.8%
Beyond Meat, Inc. (A)(B)	7,252	1,291,436
Bunge, Ltd.	57,975	3,793,884
Campbell Soup Company	44,459	2,138,922
Conagra Brands, Inc.	110,720	3,830,912
Darling Ingredients, Inc. (A)	62,446	3,872,276
Flowers Foods, Inc.	58,281	1,338,132
Freshpet, Inc. (A)	5,631	784,455
Hormel Foods Corp.	36,813	1,725,057
Ingredion, Inc.	29,349	2,214,969
Lamb Weston Holdings, Inc.	44,399	3,316,605
Lancaster Colony Corp.	6,589	1,150,308
McCormick & Company, Inc.	49,462	4,428,827
Pilgrim's Pride Corp. (A)	24,826	481,128
Post Holdings, Inc. (A)	27,915	2,647,738
The J.M. Smucker Company	26,659	3,103,374
Household products – 0.5%
Church & Dwight Company, Inc.	51,564	4,353,549
Reynolds Consumer Products, Inc.	13,966	418,980
The Clorox Company	27,852	5,833,880
Personal products – 0.1%
Herbalife Nutrition, Ltd. (A)	37,812	1,926,900
Energy – 1.6%		31,488,614
Energy equipment and services – 0.1%
Halliburton Company	117,191	2,066,077
NOV, Inc.	65,266	807,993
Oil, gas and consumable fuels – 1.5%
Apache Corp.	78,177	1,116,368
Cabot Oil & Gas Corp.	108,395	1,986,880
Cheniere Energy, Inc. (A)	43,439	2,750,992
Chevron Corp.	12,336	1,051,027
ConocoPhillips	102,508	4,103,395
Continental Resources, Inc.	13,452	264,870
Devon Energy Corp.	74,579	1,227,570
Diamondback Energy, Inc.	38,258	2,168,846
Equitrans Midstream Corp.	104,222	693,076
Hess Corp.	46,155	2,491,447
HollyFrontier Corp.	65,493	1,863,931
Marathon Oil Corp.	207,548	1,502,648
New Fortress Energy, Inc.	3,860	172,465
ONEOK, Inc.	58,813	2,342,522
Pioneer Natural Resources Company	27,825	3,364,043
Targa Resources Corp.	55,333	1,514,464
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials – 12.4%		$244,393,288
Banks – 3.4%
BOK Financial Corp.	10,300	760,758
Citizens Financial Group, Inc.	155,037	5,649,548
Comerica, Inc.	46,876	2,681,307
Commerce Bancshares, Inc.	42,892	2,867,330
Cullen/Frost Bankers, Inc.	20,597	1,899,867
East West Bancorp, Inc.	60,472	3,624,692
Fifth Third Bancorp	215,028	6,220,760
First Financial Bankshares, Inc.	36,416	1,379,438
First Horizon Corp.	112,637	1,564,528
First Republic Bank	38,251	5,546,012
Huntington Bancshares, Inc.	305,563	4,041,071
KeyCorp	269,969	4,551,677
M&T Bank Corp.	27,073	3,586,360
People's United Financial, Inc.	138,963	1,898,235
Prosperity Bancshares, Inc.	26,321	1,775,088
Regions Financial Corp.	291,072	4,951,135
Signature Bank	21,355	3,527,632
SVB Financial Group (A)	13,908	6,088,644
TCF Financial Corp.	50,187	1,950,267
Zions Bancorp NA	72,655	3,206,992
Capital markets – 3.4%
Ameriprise Financial, Inc.	32,603	6,451,156
Apollo Global Management, Inc.	16,069	738,210
Ares Management Corp., Class A	23,082	1,042,383
Cboe Global Markets, Inc.	33,829	3,103,134
Eaton Vance Corp.	55,197	3,705,927
FactSet Research Systems, Inc.	11,440	3,458,770
Franklin Resources, Inc.	86,548	2,275,347
Interactive Brokers Group, Inc., Class A	14,136	864,982
Invesco, Ltd.	124,622	2,565,967
LPL Financial Holdings, Inc.	26,488	2,869,710
MarketAxess Holdings, Inc.	10,918	5,904,018
Morgan Stanley	75,834	5,084,670
Morningstar, Inc.	6,730	1,547,160
MSCI, Inc.	17,324	6,848,177
Nasdaq, Inc.	32,222	4,358,670
Northern Trust Corp.	45,659	4,072,326
Raymond James Financial, Inc.	43,680	4,364,942
SEI Investments Company	50,496	2,668,714
T. Rowe Price Group, Inc.	16,364	2,560,639
The Charles Schwab Corp.	47,467	2,446,449
Tradeweb Markets, Inc., Class A	9,139	555,560
Virtu Financial, Inc., Class A	16,422	456,039
Consumer finance – 0.8%
Ally Financial, Inc.	192,130	7,270,199
Credit Acceptance Corp. (A)(B)	3,930	1,516,076
OneMain Holdings, Inc.	37,232	1,733,522
Santander Consumer USA Holdings, Inc.	56,322	1,244,716
Synchrony Financial	138,242	4,651,843
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Diversified financial services – 0.5%
Equitable Holdings, Inc.	115,758	$2,868,483
Jefferies Financial Group, Inc.	97,553	2,277,863
Voya Financial, Inc.	62,737	3,479,394
Insurance – 4.1%
Alleghany Corp.	4,029	2,283,839
American Financial Group, Inc.	33,596	3,162,727
Arch Capital Group, Ltd. (A)	86,338	2,711,877
Arthur J. Gallagher & Company	47,146	5,441,120
Assurant, Inc.	23,452	3,177,042
Athene Holding, Ltd., Class A (A)	66,872	2,734,396
Axis Capital Holdings, Ltd.	35,786	1,642,577
Brown & Brown, Inc.	56,005	2,413,255
Cincinnati Financial Corp.	38,150	3,208,034
CNA Financial Corp.	7,354	282,541
Enstar Group, Ltd. (A)	1,438	287,902
Erie Indemnity Company, Class A	7,655	1,860,931
Everest Re Group, Ltd.	11,559	2,439,874
Fidelity National Financial, Inc.	76,477	2,776,115
First American Financial Corp.	49,521	2,589,453
Globe Life, Inc.	38,637	3,492,398
Kemper Corp.	25,460	1,791,111
Kinsale Capital Group, Inc.	3,873	726,420
Lincoln National Corp.	57,807	2,629,640
Loews Corp.	60,893	2,757,844
Markel Corp. (A)	3,106	3,011,205
Old Republic International Corp.	112,211	2,031,019
Primerica, Inc.	15,820	2,203,884
Principal Financial Group, Inc.	76,463	3,767,332
Reinsurance Group of America, Inc.	29,934	3,144,567
RenaissanceRe Holdings, Ltd.	16,507	2,483,313
RLI Corp.	7,992	773,466
The Hanover Insurance Group, Inc.	13,736	1,544,888
The Hartford Financial Services Group, Inc.	107,919	5,182,270
W.R. Berkley Corp.	35,694	2,218,025
Willis Towers Watson PLC	26,008	5,278,064
Thrifts and mortgage finance – 0.2%
Essent Group, Ltd.	34,347	1,436,735
New York Community Bancorp, Inc.	179,685	1,879,505
TFS Financial Corp.	15,480	273,532
Health care – 15.0%		297,044,065
Biotechnology – 2.7%
ACADIA Pharmaceuticals, Inc. (A)	22,270	1,070,074
Acceleron Pharma, Inc. (A)	8,477	979,348
Allakos, Inc. (A)	4,514	601,852
Allogene Therapeutics, Inc. (A)	12,617	437,810
Alnylam Pharmaceuticals, Inc. (A)	23,064	3,470,671
Arrowhead Pharmaceuticals, Inc. (A)	18,269	1,409,819
BioMarin Pharmaceutical, Inc. (A)	36,276	3,002,927
Bluebird Bio, Inc. (A)	11,871	528,853
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Blueprint Medicines Corp. (A)	9,753	$943,603
CRISPR Therapeutics AG (A)	11,270	1,867,439
Emergent BioSolutions, Inc. (A)	14,902	1,592,279
Exact Sciences Corp. (A)	24,908	3,416,381
Exelixis, Inc. (A)	141,446	3,141,516
FibroGen, Inc. (A)	11,520	555,034
Incyte Corp. (A)	26,436	2,372,631
Invitae Corp. (A)(B)	19,825	981,734
Ionis Pharmaceuticals, Inc. (A)	42,502	2,553,095
Iovance Biotherapeutics, Inc. (A)	27,316	1,197,533
Mirati Therapeutics, Inc. (A)	6,031	1,238,345
Moderna, Inc. (A)	44,029	7,624,062
Natera, Inc. (A)	9,555	1,018,945
Neurocrine Biosciences, Inc. (A)	25,880	2,840,330
Novavax, Inc. (A)(B)	7,923	1,750,508
Sarepta Therapeutics, Inc. (A)	11,794	1,054,384
Seagen, Inc. (A)	16,655	2,735,917
Ultragenyx Pharmaceutical, Inc. (A)	10,256	1,421,379
United Therapeutics Corp. (A)	16,797	2,751,685
Vir Biotechnology, Inc. (A)	9,658	623,327
Health care equipment and supplies – 4.3%
ABIOMED, Inc. (A)	9,554	3,327,181
Align Technology, Inc. (A)	19,019	9,992,202
Dentsply Sirona, Inc.	80,057	4,282,249
Globus Medical, Inc., Class A (A)	30,926	1,907,825
Haemonetics Corp. (A)	16,190	1,850,355
Hill-Rom Holdings, Inc.	37,306	3,582,868
Hologic, Inc. (A)	89,696	7,151,462
ICU Medical, Inc. (A)	7,544	1,542,597
Insulet Corp. (A)	11,624	3,105,700
Integra LifeSciences Holdings Corp. (A)	24,420	1,612,697
iRhythm Technologies, Inc. (A)	3,682	620,122
Masimo Corp. (A)	14,429	3,692,670
Nevro Corp. (A)	5,171	836,616
Novocure, Ltd. (A)	17,265	2,778,974
Penumbra, Inc. (A)	7,311	1,908,829
Quidel Corp. (A)	8,634	2,166,875
ResMed, Inc.	36,132	7,283,127
STERIS PLC	27,168	5,083,404
Tandem Diabetes Care, Inc. (A)	10,205	945,493
Teleflex, Inc.	12,522	4,728,683
The Cooper Companies, Inc.	14,057	5,117,310
Varian Medical Systems, Inc. (A)	29,411	5,163,689
West Pharmaceutical Services, Inc.	19,183	5,745,117
Health care providers and services – 3.0%
Amedisys, Inc. (A)	10,772	3,094,903
AmerisourceBergen Corp.	46,150	4,808,830
Cardinal Health, Inc.	88,265	4,742,478
Chemed Corp.	6,161	3,190,782
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
DaVita, Inc. (A)	42,876	$5,032,356
Encompass Health Corp.	50,564	4,065,346
Guardant Health, Inc. (A)	13,947	2,168,759
HealthEquity, Inc. (A)	23,732	1,982,809
Henry Schein, Inc. (A)	65,393	4,306,129
Laboratory Corp. of America Holdings (A)	32,103	7,348,698
LHC Group, Inc. (A)	8,802	1,753,534
Molina Healthcare, Inc. (A)	31,023	6,626,823
Quest Diagnostics, Inc.	49,593	6,404,936
Universal Health Services, Inc., Class B	36,372	4,534,861
Health care technology – 0.7%
Cerner Corp.	89,551	7,173,931
Change Healthcare, Inc. (A)	64,220	1,532,289
Schrodinger, Inc. (A)	1,988	179,576
Teladoc Health, Inc. (A)(B)	16,293	4,298,582
Life sciences tools and services – 3.1%
10X Genomics, Inc., Class A (A)	5,240	896,826
Adaptive Biotechnologies Corp. (A)	12,475	691,988
Agilent Technologies, Inc.	55,294	6,644,680
Avantor, Inc. (A)	88,607	2,613,020
Bio-Rad Laboratories, Inc., Class A (A)	7,115	4,082,374
Bio-Techne Corp.	13,475	4,378,162
Bruker Corp.	46,285	2,679,439
Charles River Laboratories International, Inc. (A)	22,456	5,817,227
IQVIA Holdings, Inc. (A)	25,212	4,482,694
Medpace Holdings, Inc. (A)	8,012	1,063,913
Mettler-Toledo International, Inc. (A)	6,548	7,648,719
NeoGenomics, Inc. (A)	23,168	1,228,367
PerkinElmer, Inc.	39,786	5,851,327
PPD, Inc. (A)	8,599	276,544
PRA Health Sciences, Inc. (A)	29,169	3,594,788
Repligen Corp. (A)	14,633	2,926,600
Syneos Health, Inc. (A)	37,530	2,790,356
Waters Corp. (A)	14,583	3,859,683
Pharmaceuticals – 1.2%
Catalent, Inc. (A)	59,533	6,849,272
Elanco Animal Health, Inc. (A)	96,845	2,811,410
Horizon Therapeutics PLC (A)	70,552	5,113,609
Jazz Pharmaceuticals PLC (A)	28,340	4,406,870
Perrigo Company PLC	50,002	2,135,085
Viatris, Inc. (A)	197,055	3,347,964
Industrials – 14.2%		281,765,170
Aerospace and defense – 1.1%
Axon Enterprise, Inc. (A)	11,547	1,895,556
BWX Technologies, Inc.	31,992	1,725,009
Curtiss-Wright Corp.	15,153	1,572,730
HEICO Corp.	8,495	1,000,201
HEICO Corp., Class A	13,843	1,471,649
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
Howmet Aerospace, Inc.	115,787	$2,846,044
Huntington Ingalls Industries, Inc.	16,067	2,527,821
Mercury Systems, Inc. (A)	15,260	1,084,376
Teledyne Technologies, Inc. (A)	8,706	3,108,129
Textron, Inc.	84,874	3,841,397
Virgin Galactic Holdings, Inc. (A)(B)	17,855	790,798
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	43,468	3,719,122
Expeditors International of Washington, Inc.	50,893	4,555,941
XPO Logistics, Inc. (A)	42,812	4,726,873
Airlines – 0.2%
Alaska Air Group, Inc.	15,652	764,287
American Airlines Group, Inc. (B)	32,592	559,605
United Airlines Holdings, Inc. (A)	65,203	2,607,468
Building products – 1.2%
A.O. Smith Corp.	48,130	2,613,459
Allegion PLC	34,606	3,703,188
Fortune Brands Home & Security, Inc.	56,361	4,861,136
Lennox International, Inc.	9,776	2,693,190
Masco Corp.	55,394	3,008,448
Owens Corning	47,997	3,724,567
Simpson Manufacturing Company, Inc.	11,061	1,017,612
Trex Company, Inc. (A)	34,170	3,135,781
Commercial services and supplies – 1.1%
ADT, Inc.	53,352	481,769
Copart, Inc. (A)	54,114	5,939,012
IAA, Inc. (A)	37,786	2,159,092
MSA Safety, Inc.	9,440	1,473,773
Republic Services, Inc.	64,464	5,835,281
Rollins, Inc.	57,934	2,086,783
Stericycle, Inc. (A)	26,475	1,733,583
Tetra Tech, Inc.	15,104	1,836,193
Construction and engineering – 0.6%
AECOM (A)	52,710	2,640,771
EMCOR Group, Inc.	21,727	1,918,494
Jacobs Engineering Group, Inc.	36,374	3,672,319
Quanta Services, Inc.	68,131	4,801,192
Electrical equipment – 1.7%
Acuity Brands, Inc.	15,558	1,870,694
AMETEK, Inc.	60,166	6,814,401
Generac Holdings, Inc. (A)	15,455	3,808,421
Hubbell, Inc.	26,624	4,142,694
Plug Power, Inc. (A)	61,832	3,905,927
Rockwell Automation, Inc.	30,695	7,628,628
Sensata Technologies Holding PLC (A)	83,165	4,532,493
Sunrun, Inc. (A)	13,494	934,729
Industrial conglomerates – 0.2%
Carlisle Companies, Inc.	24,417	3,538,756
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery – 3.9%
AGCO Corp.	30,950	$3,432,355
Allison Transmission Holdings, Inc.	57,341	2,333,779
Donaldson Company, Inc.	55,075	3,273,658
Dover Corp.	46,195	5,381,256
Flowserve Corp.	47,623	1,693,474
Graco, Inc.	56,772	3,913,862
IDEX Corp.	18,278	3,403,181
Ingersoll Rand, Inc. (A)	72,049	3,014,530
ITT, Inc.	34,282	2,561,208
Lincoln Electric Holdings, Inc.	23,288	2,666,476
Nordson Corp.	19,118	3,421,931
Oshkosh Corp.	31,579	2,892,321
Parker-Hannifin Corp.	36,449	9,644,749
Pentair PLC	58,958	3,210,853
Snap-on, Inc.	22,973	4,134,910
Stanley Black & Decker, Inc.	38,003	6,593,140
The Middleby Corp. (A)	22,172	3,009,184
The Toro Company	35,532	3,348,891
Wabtec Corp.	35,415	2,628,147
Woodward, Inc.	20,137	2,254,337
Xylem, Inc.	40,827	3,943,480
Professional services – 1.4%
CoreLogic, Inc.	22,354	1,683,033
Dun & Bradstreet Holdings, Inc. (A)	16,558	391,597
Equifax, Inc.	21,324	3,776,694
Exponent, Inc.	9,321	769,728
FTI Consulting, Inc. (A)	10,852	1,193,394
ManpowerGroup, Inc.	29,012	2,565,821
Nielsen Holdings PLC	147,098	3,284,698
Robert Half International, Inc.	50,613	3,416,378
TransUnion	38,282	3,332,065
TriNet Group, Inc. (A)	14,796	1,096,532
Verisk Analytics, Inc.	30,034	5,511,239
Road and rail – 1.0%
AMERCO	3,602	1,665,709
J.B. Hunt Transport Services, Inc.	25,374	3,416,863
Kansas City Southern	26,629	5,396,899
Knight-Swift Transportation Holdings, Inc.	40,958	1,638,320
Landstar System, Inc.	14,086	1,963,588
Lyft, Inc., Class A (A)	3,144	139,782
Old Dominion Freight Line, Inc.	25,754	4,996,276
Schneider National, Inc., Class B	15,102	317,142
Trading companies and distributors – 1.2%
Fastenal Company	126,147	5,751,042
SiteOne Landscape Supply, Inc. (A)	12,980	2,046,686
United Rentals, Inc. (A)	32,847	7,982,149
W.W. Grainger, Inc.	13,649	4,973,559
Watsco, Inc.	10,025	2,390,862
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology – 21.1%		$417,687,484
Communications equipment – 1.3%
Arista Networks, Inc. (A)	14,654	4,506,984
Ciena Corp. (A)	68,658	3,665,651
F5 Networks, Inc. (A)	27,996	5,485,816
Juniper Networks, Inc.	137,290	3,352,622
Lumentum Holdings, Inc. (A)	27,770	2,604,826
Motorola Solutions, Inc.	32,948	5,520,437
Ubiquiti, Inc.	1,599	492,476
Electronic equipment, instruments and components – 3.1%
Arrow Electronics, Inc. (A)	41,354	4,037,391
CDW Corp.	42,878	5,645,317
Cognex Corp.	47,538	3,904,296
Corning, Inc.	117,812	4,225,916
Dolby Laboratories, Inc., Class A	28,021	2,466,689
Flex, Ltd. (A)	262,220	4,625,561
FLIR Systems, Inc.	56,416	2,936,453
II-VI, Inc. (A)	28,150	2,366,571
IPG Photonics Corp. (A)	13,275	2,966,033
Jabil, Inc.	89,823	3,715,978
Keysight Technologies, Inc. (A)	51,583	7,303,637
Littelfuse, Inc.	9,050	2,202,499
National Instruments Corp.	55,774	2,309,044
SYNNEX Corp.	17,393	1,419,617
Trimble, Inc. (A)	78,214	5,155,085
Zebra Technologies Corp., Class A (A)	15,188	5,890,362
IT services – 3.9%
Akamai Technologies, Inc. (A)	58,025	6,442,516
Amdocs, Ltd.	64,213	4,534,722
Black Knight, Inc. (A)	35,409	2,892,561
Booz Allen Hamilton Holding Corp.	41,094	3,499,976
Broadridge Financial Solutions, Inc.	33,660	4,756,495
CACI International, Inc., Class A (A)	8,684	2,094,754
Concentrix Corp. (A)	17,326	1,852,496
EPAM Systems, Inc. (A)	16,195	5,578,044
Euronet Worldwide, Inc. (A)	18,086	2,260,027
Fastly, Inc., Class A (A)(B)	15,212	1,663,432
FleetCor Technologies, Inc. (A)	18,379	4,461,502
Gartner, Inc. (A)	22,730	3,452,914
Genpact, Ltd.	69,417	2,657,283
Globant SA (A)	4,932	946,944
GoDaddy, Inc., Class A (A)	37,157	2,919,797
Jack Henry & Associates, Inc.	20,129	2,914,478
Leidos Holdings, Inc.	40,584	4,304,339
MAXIMUS, Inc.	27,660	2,076,160
MongoDB, Inc. (A)	7,300	2,698,153
Okta, Inc. (A)	12,244	3,171,318
Science Applications International Corp.	22,309	2,142,333
Switch, Inc., Class A	14,991	258,145
The Western Union Company	131,582	2,930,331
VeriSign, Inc. (A)	20,169	3,914,198
42	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
WEX, Inc. (A)	15,348	$2,894,633
Semiconductors and semiconductor equipment – 5.1%
CMC Materials, Inc.	11,689	1,721,907
Cree, Inc. (A)	40,885	4,132,656
Enphase Energy, Inc. (A)	28,391	5,177,099
Entegris, Inc.	60,371	5,939,903
First Solar, Inc. (A)	32,605	3,232,786
Inphi Corp. (A)	9,577	1,614,778
KLA Corp.	28,311	7,929,062
Marvell Technology Group, Ltd.	178,589	9,190,190
Maxim Integrated Products, Inc.	79,539	6,976,366
Microchip Technology, Inc.	49,723	6,767,798
MKS Instruments, Inc.	24,963	3,945,901
Monolithic Power Systems, Inc.	11,725	4,165,775
ON Semiconductor Corp. (A)	215,199	7,422,214
Qorvo, Inc. (A)	45,116	7,709,422
Silicon Laboratories, Inc. (A)	13,156	1,725,673
Skyworks Solutions, Inc.	51,798	8,766,812
SolarEdge Technologies, Inc. (A)	14,891	4,293,522
Teradyne, Inc.	66,773	7,577,400
Universal Display Corp.	14,828	3,422,599
Software – 6.6%
Alteryx, Inc., Class A (A)	12,218	1,540,079
Anaplan, Inc. (A)	20,625	1,375,688
ANSYS, Inc. (A)	23,743	8,413,807
Appfolio, Inc., Class A (A)	3,770	576,094
Appian Corp. (A)(B)	5,756	1,257,456
Aspen Technology, Inc. (A)	25,897	3,467,608
Avalara, Inc. (A)	10,977	1,646,550
Bill.com Holdings, Inc. (A)	7,429	905,447
Blackline, Inc. (A)	9,301	1,205,596
Cadence Design Systems, Inc. (A)	74,275	9,684,717
CDK Global, Inc.	44,655	2,228,285
Ceridian HCM Holding, Inc. (A)	22,960	2,133,214
Citrix Systems, Inc.	28,954	3,859,858
Cloudflare, Inc., Class A (A)	13,364	1,024,484
Coupa Software, Inc. (A)	10,256	3,178,027
Crowdstrike Holdings, Inc., Class A (A)	7,169	1,547,070
Dropbox, Inc., Class A (A)	86,955	1,967,792
Dynatrace, Inc. (A)	18,466	766,524
Elastic NV (A)	10,602	1,611,080
Envestnet, Inc. (A)	11,226	861,371
Everbridge, Inc. (A)	5,405	718,487
Fair Isaac Corp. (A)	8,546	3,846,640
Five9, Inc. (A)	12,328	2,049,530
Fortinet, Inc. (A)	32,810	4,749,248
Guidewire Software, Inc. (A)	28,711	3,294,300
HubSpot, Inc. (A)	8,287	3,084,421
Manhattan Associates, Inc. (A)	19,847	2,247,276
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Medallia, Inc. (A)	11,984	$497,336
NortonLifeLock, Inc.	130,505	2,749,740
Nuance Communications, Inc. (A)	107,721	4,905,614
Nutanix, Inc., Class A (A)	29,773	908,672
Palo Alto Networks, Inc. (A)	12,803	4,490,652
Paycom Software, Inc. (A)	12,010	4,560,677
Paylocity Holding Corp. (A)	11,608	2,176,036
Pegasystems, Inc.	8,907	1,135,197
Proofpoint, Inc. (A)	14,088	1,818,479
PTC, Inc. (A)	36,068	4,793,798
Q2 Holdings, Inc. (A)	10,658	1,364,117
Qualys, Inc. (A)	9,735	1,348,005
RealPage, Inc. (A)	33,585	2,907,453
RingCentral, Inc., Class A (A)	10,213	3,808,632
Slack Technologies, Inc., Class A (A)	45,081	1,901,066
Smartsheet, Inc., Class A (A)	22,824	1,591,746
SolarWinds Corp. (A)	25,157	422,889
SS&C Technologies Holdings, Inc.	70,836	4,454,168
The Trade Desk, Inc., Class A (A)	6,783	5,195,710
Tyler Technologies, Inc. (A)	11,107	4,695,929
Zendesk, Inc. (A)	20,012	2,886,531
Zscaler, Inc. (A)	10,610	2,118,817
Technology hardware, storage and peripherals – 1.1%
Hewlett Packard Enterprise Company	290,438	3,584,005
NetApp, Inc.	72,754	4,833,776
Pure Storage, Inc., Class A (A)	37,362	864,183
Seagate Technology PLC	84,677	5,598,843
Western Digital Corp.	91,552	5,166,279
Xerox Holdings Corp.	87,485	1,839,810
Materials – 6.2%		123,108,397
Chemicals – 2.6%
Albemarle Corp.	34,782	5,657,640
Ashland Global Holdings, Inc.	25,189	2,014,868
Axalta Coating Systems, Ltd. (A)	84,625	2,284,029
Celanese Corp.	34,636	4,230,787
CF Industries Holdings, Inc.	74,198	3,070,313
Corteva, Inc.	106,202	4,233,212
Eastman Chemical Company	53,522	5,263,889
FMC Corp.	30,543	3,307,501
Huntsman Corp.	94,130	2,486,915
International Flavors & Fragrances, Inc. (B)	19,318	2,170,957
LyondellBasell Industries NV, Class A	50,446	4,326,249
NewMarket Corp.	3,416	1,339,721
RPM International, Inc.	50,583	4,171,580
The Mosaic Company	103,597	2,689,378
The Scotts Miracle-Gro Company	12,530	2,774,267
Westlake Chemical Corp.	13,745	1,050,943
Construction materials – 0.4%
Martin Marietta Materials, Inc.	15,053	4,326,383
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Construction materials (continued)
Vulcan Materials Company	31,864	$4,752,197
Containers and packaging – 2.4%
Amcor PLC	312,175	3,415,195
AptarGroup, Inc.	26,541	3,529,157
Avery Dennison Corp.	28,279	4,266,453
Ball Corp.	76,938	6,772,083
Berry Global Group, Inc. (A)	55,978	2,763,634
Crown Holdings, Inc. (A)	46,772	4,216,496
Graphic Packaging Holding Company	14,459	226,428
International Paper Company	109,261	5,496,921
Packaging Corp. of America	40,417	5,434,470
Sealed Air Corp.	60,132	2,541,780
Silgan Holdings, Inc.	22,058	803,573
Sonoco Products Company	54,683	3,166,693
Westrock Company	100,096	4,146,977
Metals and mining – 0.8%
Freeport-McMoRan, Inc. (A)	135,452	3,645,013
Nucor Corp.	80,453	3,920,475
Reliance Steel & Aluminum Company	30,405	3,529,412
Royal Gold, Inc.	17,510	1,871,469
Steel Dynamics, Inc.	93,707	3,211,339
Real estate – 4.9%		97,001,636
Equity real estate investment trusts – 4.5%
Alexandria Real Estate Equities, Inc.	18,368	3,069,476
American Campus Communities, Inc.	33,894	1,395,077
American Homes 4 Rent, Class A	65,717	1,986,625
Americold Realty Trust	47,357	1,653,233
Apartment Income REIT Corp. (A)	31,571	1,224,008
Apartment Investment & Management Company, Class A	31,571	144,911
Boston Properties, Inc.	4,904	447,588
Camden Property Trust	23,147	2,364,466
CoreSite Realty Corp.	9,972	1,340,636
Cousins Properties, Inc.	34,290	1,081,507
CubeSmart	47,629	1,659,394
CyrusOne, Inc.	28,405	2,072,145
Douglas Emmett, Inc.	41,041	1,137,246
Duke Realty Corp.	79,779	3,156,057
EastGroup Properties, Inc.	8,913	1,204,503
Equity LifeStyle Properties, Inc.	36,705	2,233,132
Essex Property Trust, Inc.	9,933	2,380,046
Extra Space Storage, Inc.	25,351	2,884,690
Federal Realty Investment Trust	18,017	1,577,569
First Industrial Realty Trust, Inc.	29,355	1,192,987
Gaming and Leisure Properties, Inc.	52,752	2,169,690
Healthcare Realty Trust, Inc.	25,344	760,573
Healthcare Trust of America, Inc., Class A	53,570	1,513,353
Healthpeak Properties, Inc.	77,656	2,302,500
Highwoods Properties, Inc.	25,437	953,633
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Host Hotels & Resorts, Inc.	110,026	$1,490,852
Invitation Homes, Inc.	78,907	2,326,178
Iron Mountain, Inc.	70,134	2,361,412
Kilroy Realty Corp.	27,693	1,568,255
Kimco Realty Corp.	102,123	1,686,051
Lamar Advertising Company, Class A	25,669	2,073,542
Life Storage, Inc.	16,691	1,361,611
Medical Properties Trust, Inc.	120,095	2,535,205
MGM Growth Properties LLC, Class A	31,171	970,977
Mid-America Apartment Communities, Inc.	18,465	2,451,229
National Retail Properties, Inc.	41,214	1,607,346
Omega Healthcare Investors, Inc.	55,489	2,009,812
QTS Realty Trust, Inc., Class A	10,600	690,060
Realty Income Corp.	47,433	2,801,393
Regency Centers Corp.	33,613	1,585,861
Rexford Industrial Realty, Inc.	28,125	1,376,438
STAG Industrial, Inc.	31,929	951,484
STORE Capital Corp.	52,573	1,630,814
Sun Communities, Inc.	17,931	2,566,464
UDR, Inc.	57,606	2,214,951
VEREIT, Inc.	50,494	1,778,904
VICI Properties, Inc.	77,024	1,947,167
Vornado Realty Trust	24,630	979,289
Weyerhaeuser Company	131,913	4,114,366
WP Carey, Inc.	25,715	1,707,476
Real estate management and development – 0.4%
CBRE Group, Inc., Class A (A)	78,222	4,769,978
Jones Lang LaSalle, Inc. (A)	18,559	2,713,511
Redfin Corp. (A)	11,599	825,965
Utilities – 4.6%		89,963,048
Electric utilities – 2.0%
Alliant Energy Corp.	58,587	2,850,258
Avangrid, Inc.	11,205	518,455
Edison International	59,707	3,472,559
Entergy Corp.	51,279	4,888,427
Evergy, Inc.	79,783	4,286,741
Eversource Energy	64,156	5,613,650
FirstEnergy Corp.	128,530	3,953,583
IDACORP, Inc.	14,618	1,290,769
NRG Energy, Inc.	74,904	3,101,775
OGE Energy Corp.	83,201	2,539,295
Pinnacle West Capital Corp.	41,673	3,135,893
PPL Corp.	134,805	3,730,054
Gas utilities – 0.3%
Atmos Energy Corp.	28,913	2,573,257
National Fuel Gas Company	22,236	895,221
ONE Gas, Inc.	15,443	1,129,347
UGI Corp.	51,126	1,840,025
44	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Independent power and renewable electricity producers – 0.4%
Brookfield Renewable Corp., Class A	19,379	$1,084,255
Clearway Energy, Inc., Class A	5,272	151,992
Clearway Energy, Inc., Class C	14,010	434,030
The AES Corp.	200,071	4,879,732
Vistra Corp.	105,554	2,107,913
Multi-utilities – 1.4%
Ameren Corp.	66,844	4,860,896
CenterPoint Energy, Inc.	146,814	3,096,307
CMS Energy Corp.	74,708	4,249,391
DTE Energy Company	42,051	4,992,295
MDU Resources Group, Inc.	87,992	2,313,310
NiSource, Inc.	106,598	2,361,146
WEC Energy Group, Inc.	54,355	4,832,160
Water utilities – 0.5%
American Water Works Company, Inc.	39,782	6,326,134
Essential Utilities, Inc.	53,006	2,454,178

SHORT-TERM INVESTMENTS – 0.3%		$5,138,380
(Cost $5,138,337)
Short-term funds – 0.3%		5,138,380
John Hancock Collateral Trust, 0.1320% (C)(D)	377,467	3,777,199

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	1,361,181	1,361,181
Total investments (Multifactor Mid Cap ETF) (Cost $1,589,370,174) 100.2%		$1,981,384,236
Other assets and liabilities, net (0.2%)		(3,926,203)
Total net assets 100.0%		$1,977,458,033

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $10,116,512. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $6,105,973 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 1-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$548,112,230
(Cost $431,797,212)
Communication services – 2.1%		11,322,928
Diversified telecommunication services – 0.9%
Bandwidth, Inc., Class A (A)	9,703	1,728,492
Cogent Communications Holdings, Inc.	16,871	960,803
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Diversified telecommunication services (continued)
Iridium Communications, Inc. (A)	47,098	$2,320,518
Entertainment – 0.5%
Madison Square Garden Sports Corp. (A)	8,656	1,401,320
World Wrestling Entertainment, Inc., Class A	22,951	1,292,830
Interactive media and services – 0.3%
TripAdvisor, Inc. (A)	45,551	1,410,714
Media – 0.4%
Nexstar Media Group, Inc., Class A	17,820	2,025,599
Wireless telecommunication services – 0.0%
United States Cellular Corp. (A)	5,858	182,652
Consumer discretionary – 13.8%		75,599,248
Auto components – 0.4%
Fox Factory Holding Corp. (A)	18,163	2,173,021
Automobiles – 0.9%
Harley-Davidson, Inc.	60,543	2,427,169
Thor Industries, Inc.	19,984	2,418,264
Diversified consumer services – 0.6%
frontdoor, Inc. (A)	34,017	1,872,296
Grand Canyon Education, Inc. (A)	18,759	1,593,389
Hotels, restaurants and leisure – 2.8%
Boyd Gaming Corp. (A)	32,518	1,468,513
Choice Hotels International, Inc.	11,979	1,205,567
Cracker Barrel Old Country Store, Inc.	9,417	1,274,214
Marriott Vacations Worldwide Corp.	14,558	1,787,140
Papa John's International, Inc.	15,773	1,613,262
Planet Fitness, Inc., Class A (A)	649	46,728
Texas Roadhouse, Inc.	25,505	1,943,736
The Wendy's Company	81,937	1,671,515
Wingstop, Inc.	13,534	2,030,777
Wyndham Hotels & Resorts, Inc.	43,871	2,551,976
Household durables – 2.2%
Helen of Troy, Ltd. (A)	9,446	2,307,186
KB Home	36,425	1,516,737
Leggett & Platt, Inc.	52,574	2,155,534
Taylor Morrison Home Corp. (A)	49,858	1,295,311
Tempur Sealy International, Inc. (A)	81,121	2,141,594
Toll Brothers, Inc.	392	20,031
TopBuild Corp. (A)	13,412	2,681,729
Internet and direct marketing retail – 0.8%
Qurate Retail, Inc., Series A	195,154	2,458,940
Stamps.com, Inc. (A)	8,605	1,964,608
Leisure products – 1.4%
Brunswick Corp.	32,210	2,784,877
Mattel, Inc. (A)	136,116	2,466,422
YETI Holdings, Inc. (A)	34,891	2,296,526
Specialty retail – 1.9%
AutoNation, Inc. (A)	31,133	2,219,160
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Dick's Sporting Goods, Inc.	24,837	$1,664,327
Foot Locker, Inc.	47,255	2,070,714
Murphy USA, Inc.	12,338	1,536,945
National Vision Holdings, Inc. (A)	31,168	1,445,260
Penske Automotive Group, Inc.	17,647	1,055,996
The Aaron's Company, Inc. (A)	13,375	226,573
Textiles, apparel and luxury goods – 2.8%
Carter's, Inc.	17,097	1,505,220
Hanesbrands, Inc.	158,732	2,427,012
Levi Strauss & Company, Class A	27,582	543,641
PVH Corp.	30,449	2,596,082
Ralph Lauren Corp.	19,785	1,999,274
Skechers U.S.A., Inc., Class A (A)	57,287	1,975,256
Tapestry, Inc.	131,775	4,166,726
Consumer staples – 3.1%		16,805,511
Beverages – 0.2%
National Beverage Corp.	5,452	826,196
Food and staples retailing – 0.8%
Grocery Outlet Holding Corp. (A)	37,509	1,601,259
Performance Food Group Company (A)	54,546	2,557,116
Food products – 1.9%
Darling Ingredients, Inc. (A)	57,991	3,596,022
Flowers Foods, Inc.	64,788	1,487,532
Freshpet, Inc. (A)	17,146	2,388,609
Lancaster Colony Corp.	8,346	1,457,045
Seaboard Corp.	115	361,814
The Hain Celestial Group, Inc. (A)	33,692	1,401,082
Household products – 0.2%
Energizer Holdings, Inc.	25,749	1,128,836
Energy – 1.7%		9,345,266
Oil, gas and consumable fuels – 1.7%
Antero Midstream Corp.	161,249	1,306,117
Devon Energy Corp.	105,403	1,734,933
EQT Corp.	125,943	2,054,130
Equitrans Midstream Corp.	205,291	1,365,185
New Fortress Energy, Inc.	14,111	630,479
Pioneer Natural Resources Company	18,647	2,254,422
Financials – 17.1%		93,816,834
Banks – 6.3%
Bank OZK	47,605	1,769,002
BOK Financial Corp.	13,223	976,651
Community Bank System, Inc.	21,353	1,384,742
Cullen/Frost Bankers, Inc.	26,448	2,439,564
East West Bancorp, Inc.	5,730	343,456
First Citizens BancShares, Inc., Class A	1,968	1,172,908
First Financial Bankshares, Inc.	54,805	2,076,013
First Horizon Corp.	206,184	2,863,896
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Glacier Bancorp, Inc.	38,488	$1,795,465
People's United Financial, Inc.	196,990	2,690,883
Pinnacle Financial Partners, Inc.	29,655	2,032,257
Popular, Inc.	33,639	1,909,013
Prosperity Bancshares, Inc.	2,359	159,091
South State Corp.	29,678	2,069,744
Synovus Financial Corp.	55,683	2,071,408
TCF Financial Corp.	71,323	2,771,612
United Bankshares, Inc.	53,729	1,701,060
Valley National Bancorp	156,461	1,597,467
Western Alliance Bancorp	36,308	2,475,479
Zions Bancorp NA	6,242	275,522
Capital markets – 4.0%
Affiliated Managers Group, Inc.	19,306	2,127,328
Artisan Partners Asset Management, Inc., Class A	28,483	1,378,577
Cohen & Steers, Inc.	9,691	634,761
Eaton Vance Corp.	44,654	2,998,070
Hamilton Lane, Inc., Class A	11,705	882,206
Houlihan Lokey, Inc.	21,205	1,375,144
Interactive Brokers Group, Inc., Class A	30,646	1,875,229
Invesco, Ltd.	194,149	3,997,528
Janus Henderson Group PLC	62,760	1,930,498
Lazard, Ltd., Class A	45,138	1,859,686
Owl Rock Capital Corp.	1,919	24,755
Stifel Financial Corp.	38,884	2,014,969
Virtu Financial, Inc., Class A	26,021	722,603
Consumer finance – 1.1%
LendingTree, Inc. (A)(B)	3,226	1,050,128
OneMain Holdings, Inc.	29,294	1,363,929
Prog Holdings, Inc. (A)	26,750	1,262,065
SLM Corp.	156,221	2,168,347
Diversified financial services – 0.6%
Cannae Holdings, Inc. (A)	37,117	1,410,075
Jefferies Financial Group, Inc.	90,945	2,123,566
Insurance – 3.4%
Axis Capital Holdings, Ltd.	31,684	1,454,296
Enstar Group, Ltd. (A)	4,891	979,227
Kemper Corp.	22,378	1,574,292
Kinsale Capital Group, Inc.	9,090	1,704,920
Old Republic International Corp.	137,757	2,493,402
Palomar Holdings, Inc. (A)	10,465	1,042,209
Primerica, Inc.	17,163	2,390,978
RLI Corp.	17,135	1,658,325
Selective Insurance Group, Inc.	23,685	1,539,051
The Hanover Insurance Group, Inc.	16,932	1,904,342
Unum Group	74,722	1,735,792
46	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Mortgage real estate investment trusts – 0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,844	$2,120,173
Thrifts and mortgage finance – 1.3%
Essent Group, Ltd.	43,604	1,823,955
MGIC Investment Corp.	133,683	1,566,765
New York Community Bancorp, Inc.	208,859	2,184,665
Radian Group, Inc.	75,284	1,445,453
TFS Financial Corp.	24,012	424,292
Health care – 12.2%		67,174,351
Biotechnology – 6.7%
Allakos, Inc. (A)	12,965	1,728,623
Allogene Therapeutics, Inc. (A)	31,645	1,098,082
Arena Pharmaceuticals, Inc. (A)	29,115	2,161,498
Arrowhead Pharmaceuticals, Inc. (A)	44,521	3,435,686
Biohaven Pharmaceutical Holding Company, Ltd. (A)	25,829	2,201,147
Bluebird Bio, Inc. (A)	31,510	1,403,771
Blueprint Medicines Corp. (A)	26,559	2,569,583
Denali Therapeutics, Inc. (A)	37,295	2,554,708
FibroGen, Inc. (A)	34,161	1,645,877
Global Blood Therapeutics, Inc. (A)	25,176	1,261,821
Halozyme Therapeutics, Inc. (A)	68,306	3,250,683
Invitae Corp. (A)(B)	61,646	3,052,710
Iovance Biotherapeutics, Inc. (A)	59,002	2,586,648
PTC Therapeutics, Inc. (A)	27,461	1,587,795
Ultragenyx Pharmaceutical, Inc. (A)	23,328	3,233,028
United Therapeutics Corp. (A)	18,426	3,018,547
Health care equipment and supplies – 2.3%
Envista Holdings Corp. (A)	63,639	2,261,730
Haemonetics Corp. (A)	23,725	2,711,530
ICU Medical, Inc. (A)	8,492	1,736,444
Integra LifeSciences Holdings Corp. (A)	30,283	1,999,889
Neogen Corp. (A)	21,983	1,777,765
Nevro Corp. (A)	13,386	2,165,721
Health care providers and services – 1.5%
HealthEquity, Inc. (A)	29,506	2,465,226
Premier, Inc., Class A	52,456	1,776,685
Tenet Healthcare Corp. (A)	39,990	1,890,327
The Ensign Group, Inc.	24,858	1,945,884
Health care technology – 0.7%
Change Healthcare, Inc. (A)	108,842	2,596,970
Inovalon Holdings, Inc., Class A (A)	28,434	693,790
Schrodinger, Inc. (A)	7,825	706,832
Life sciences tools and services – 0.7%
Medpace Holdings, Inc. (A)	11,597	1,539,966
NeoGenomics, Inc. (A)	45,855	2,431,232
Pharmaceuticals – 0.3%
Nektar Therapeutics (A)	85,490	1,684,153
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials – 17.5%		$95,923,121
Aerospace and defense – 2.2%
Aerojet Rocketdyne Holdings, Inc. (A)	29,194	1,519,256
Axon Enterprise, Inc. (A)	21,232	3,485,445
BWX Technologies, Inc.	3,315	178,745
Curtiss-Wright Corp.	20,258	2,102,578
Mercury Systems, Inc. (A)	22,662	1,610,362
Parsons Corp. (A)	8,716	310,813
Virgin Galactic Holdings, Inc. (A)(B)	63,869	2,828,758
Airlines – 0.1%
Alaska Air Group, Inc.	1,817	88,724
JetBlue Airways Corp. (A)	40,125	575,393
Building products – 1.7%
AAON, Inc.	16,552	1,224,848
Advanced Drainage Systems, Inc.	18,548	1,529,839
Armstrong World Industries, Inc.	19,850	1,552,469
Builders FirstSource, Inc. (A)	47,595	1,820,509
Simpson Manufacturing Company, Inc.	17,882	1,645,144
UFP Industries, Inc.	24,605	1,327,194
Commercial services and supplies – 1.5%
Clean Harbors, Inc. (A)	21,963	1,701,254
MSA Safety, Inc.	14,957	2,335,087
Tetra Tech, Inc.	21,527	2,617,037
UniFirst Corp.	6,056	1,288,717
Construction and engineering – 1.1%
EMCOR Group, Inc.	25,296	2,233,637
MasTec, Inc. (A)	23,447	1,808,936
WillScot Mobile Mini Holdings Corp. (A)	78,313	1,856,801
Electrical equipment – 1.6%
Acuity Brands, Inc.	16,035	1,928,048
EnerSys	17,342	1,426,033
nVent Electric PLC	70,083	1,568,458
Regal Beloit Corp.	16,880	2,118,102
Sunrun, Inc. (A)	15,285	1,058,792
Vicor Corp. (A)	10,519	910,314
Machinery – 4.9%
AGCO Corp.	21,595	2,394,886
Allison Transmission Holdings, Inc.	50,853	2,069,717
Colfax Corp. (A)	42,065	1,561,453
Crane Company	20,491	1,550,759
Flowserve Corp.	63,952	2,274,133
Gates Industrial Corp. PLC (A)	19,918	281,242
ITT, Inc.	37,335	2,789,298
John Bean Technologies Corp.	12,731	1,475,268
Navistar International Corp. (A)	18,131	797,764
Oshkosh Corp.	25,077	2,296,802
Proto Labs, Inc. (A)	11,418	2,418,332
RBC Bearings, Inc. (A)	10,037	1,679,491
Rexnord Corp.	46,749	1,769,917
The Middleby Corp. (A)	2,476	336,043
The Timken Company	26,675	2,018,231
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	47

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Watts Water Technologies, Inc., Class A	10,887	$1,307,202
Professional services – 2.0%
ASGN, Inc. (A)	20,265	1,680,171
CoreLogic, Inc.	32,524	2,448,732
Exponent, Inc.	21,285	1,757,715
FTI Consulting, Inc. (A)	14,432	1,587,087
ManpowerGroup, Inc.	25,477	2,253,186
Nielsen Holdings PLC	8,861	197,866
TriNet Group, Inc. (A)	16,794	1,244,603
Road and rail – 1.1%
Landstar System, Inc.	16,423	2,289,366
Saia, Inc. (A)	12,545	2,217,329
Schneider National, Inc., Class B	26,222	550,662
Werner Enterprises, Inc.	28,701	1,126,227
Trading companies and distributors – 1.3%
Air Lease Corp.	42,661	1,690,655
MSC Industrial Direct Company, Inc., Class A	15,477	1,200,551
SiteOne Landscape Supply, Inc. (A)	16,977	2,676,933
Univar Solutions, Inc. (A)	71,555	1,330,207
Information technology – 16.0%		87,520,124
Communications equipment – 0.4%
EchoStar Corp., Class A (A)	20,106	421,020
Viavi Solutions, Inc. (A)	98,227	1,517,607
Electronic equipment, instruments and components – 3.0%
FLIR Systems, Inc.	63,561	3,308,350
II-VI, Inc. (A)	53,333	4,483,705
Jabil, Inc.	50,945	2,107,595
Littelfuse, Inc.	9,763	2,376,021
National Instruments Corp.	58,866	2,437,052
Novanta, Inc. (A)	14,289	1,784,982
IT services – 2.1%
Euronet Worldwide, Inc. (A)	981	122,586
KBR, Inc.	57,113	1,659,133
LiveRamp Holdings, Inc. (A)	31,512	2,385,774
ManTech International Corp., Class A	10,841	972,329
MAXIMUS, Inc.	25,660	1,926,040
Perspecta, Inc.	55,779	1,614,802
Science Applications International Corp.	23,599	2,266,212
Switch, Inc., Class A	28,941	498,364
Semiconductors and semiconductor equipment – 3.1%
Amkor Technology, Inc.	35,157	545,637
Brooks Automation, Inc.	30,903	2,341,211
Cirrus Logic, Inc. (A)	24,439	2,289,690
CMC Materials, Inc.	11,470	1,689,646
Lattice Semiconductor Corp. (A)	63,864	2,561,585
Power Integrations, Inc.	24,089	1,940,369
Semtech Corp. (A)	26,336	1,868,539
Silicon Laboratories, Inc. (A)	17,756	2,329,055
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Synaptics, Inc. (A)	16,517	$1,638,817
Software – 6.6%
2U, Inc. (A)(B)	34,931	1,428,678
ACI Worldwide, Inc. (A)	46,588	1,788,513
Alarm.com Holdings, Inc. (A)	21,010	1,952,249
Altair Engineering, Inc., Class A (A)	17,272	966,023
Appian Corp. (A)	18,105	3,955,218
Blackbaud, Inc.	20,365	1,354,069
Blackline, Inc. (A)	24,096	3,123,324
Cloudera, Inc. (A)	108,119	1,650,977
Envestnet, Inc. (A)	21,525	1,651,613
Everbridge, Inc. (A)	1,937	257,485
FireEye, Inc. (A)	93,238	1,957,998
j2 Global, Inc. (A)	18,708	1,920,189
LivePerson, Inc. (A)	32,726	2,073,519
Mimecast, Ltd. (A)	24,263	1,044,765
Nutanix, Inc., Class A (A)	3,133	95,619
Q2 Holdings, Inc. (A)	17,935	2,295,501
Qualys, Inc. (A)	14,042	1,944,396
Sailpoint Technologies Holdings, Inc. (A)	42,673	2,360,244
Varonis Systems, Inc. (A)	15,299	2,704,404
Verint Systems, Inc. (A)	24,326	1,795,989
Technology hardware, storage and peripherals – 0.8%
Pure Storage, Inc., Class A (A)	97,736	2,260,634
Xerox Holdings Corp.	88,093	1,852,596
Materials – 3.8%		20,860,546
Chemicals – 2.2%
Ashland Global Holdings, Inc.	24,268	1,941,197
Balchem Corp.	12,902	1,380,901
Huntsman Corp.	79,752	2,107,048
NewMarket Corp.	3,473	1,362,076
Quaker Chemical Corp.	6,250	1,638,313
The Chemours Company	79,508	2,094,241
Valvoline, Inc.	75,620	1,795,219
Construction materials – 0.3%
Eagle Materials, Inc.	16,434	1,808,233
Containers and packaging – 0.6%
Ardagh Group SA	7,339	124,763
Graphic Packaging Holding Company	109,694	1,717,808
Silgan Holdings, Inc.	33,267	1,211,917
Sonoco Products Company	3,773	218,494
Metals and mining – 0.3%
Hecla Mining Company	260,549	1,482,524
Paper and forest products – 0.4%
Louisiana-Pacific Corp.	52,034	1,977,812
48	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate – 8.7%		$47,708,115
Equity real estate investment trusts – 7.7%
Agree Realty Corp.	22,052	1,393,686
American Campus Communities, Inc.	62,576	2,575,628
Brixmor Property Group, Inc.	132,638	2,245,561
Cousins Properties, Inc.	63,447	2,001,118
Douglas Emmett, Inc.	79,670	2,207,656
EastGroup Properties, Inc.	12,680	1,713,575
Equity Commonwealth	47,548	1,355,593
Federal Realty Investment Trust	3,487	305,322
First Industrial Realty Trust, Inc.	43,328	1,760,850
Healthcare Realty Trust, Inc.	53,899	1,617,509
Highwoods Properties, Inc.	42,155	1,580,391
Hudson Pacific Properties, Inc.	63,664	1,492,284
JBG SMITH Properties	49,620	1,481,653
Kimco Realty Corp.	18,158	299,789
Lexington Realty Trust	112,209	1,150,142
Life Storage, Inc.	27,759	2,264,579
National Storage Affiliates Trust	22,233	812,394
Physicians Realty Trust	81,832	1,442,698
PotlatchDeltic Corp.	26,964	1,287,801
PS Business Parks, Inc.	8,028	1,092,771
QTS Realty Trust, Inc., Class A	25,496	1,659,790
Rayonier, Inc.	55,125	1,695,094
Sabra Health Care REIT, Inc.	78,209	1,313,129
SL Green Realty Corp.	33,922	2,289,075
Spirit Realty Capital, Inc.	40,465	1,560,330
STAG Industrial, Inc.	60,387	1,799,533
Terreno Realty Corp.	27,432	1,552,103
Real estate management and development – 1.0%
eXp World Holdings, Inc. (A)	14,688	1,565,594
Redfin Corp. (A)	42,397	3,019,090
The Howard Hughes Corp. (A)	13,617	1,173,377
Utilities – 4.0%		22,036,186
Electric utilities – 1.2%
Hawaiian Electric Industries, Inc.	44,259	1,463,203
IDACORP, Inc.	23,633	2,086,794
PNM Resources, Inc.	31,935	1,549,486
Portland General Electric Company	35,763	1,512,417
Gas utilities – 1.3%
National Fuel Gas Company	37,054	1,491,794
New Jersey Resources Corp.	38,660	1,353,487
ONE Gas, Inc.	21,285	1,556,572
Southwest Gas Holdings, Inc.	20,770	1,245,369
Spire, Inc.	20,565	1,258,372
Independent power and renewable electricity producers – 0.8%
Atlantica Sustainable Infrastructure PLC	28,480	1,177,648
Clearway Energy, Inc., Class A	14,949	430,980
Clearway Energy, Inc., Class C	33,820	1,047,744
Ormat Technologies, Inc.	16,903	1,929,646
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities – 0.7%
Black Hills Corp.	25,531	$1,509,393
MDU Resources Group, Inc.	92,175	2,423,281

SHORT-TERM INVESTMENTS – 0.6%		$3,245,637
(Cost $3,245,576)
Short-term funds – 0.6%		3,245,637
John Hancock Collateral Trust, 0.1320% (C)(D)	290,055	2,902,496

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	343,141	343,141
Total investments (Multifactor Small Cap ETF) (Cost $435,042,788) 100.6%		$551,357,867
Other assets and liabilities, net (0.6%)		(3,042,233)
Total net assets 100.0%		$548,315,634

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $3,728,733. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $988,573 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR TECHNOLOGY ETF

As of 1-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$53,050,264
(Cost $35,979,827)
Communication services – 0.7%		365,313
Interactive media and services – 0.7%
InterActiveCorp (A)	1,740	365,313
Industrials – 0.9%		493,249
Electrical equipment – 0.9%
Plug Power, Inc. (A)	4,843	305,932
Sensata Technologies Holding PLC (A)	3,437	187,317
Information technology – 98.4%		52,191,702
Communications equipment – 5.1%
Arista Networks, Inc. (A)	995	306,022
Ciena Corp. (A)	3,187	170,154
Cisco Systems, Inc.	27,957	1,246,323
F5 Networks, Inc. (A)	1,174	230,045
Juniper Networks, Inc.	6,315	154,212
Lumentum Holdings, Inc. (A)	1,356	127,193
Motorola Solutions, Inc.	2,429	406,979
Ubiquiti, Inc.	145	44,659
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	49

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components – 8.4%
Amphenol Corp., Class A	3,723	$464,928
Cognex Corp.	2,709	222,490
Corning, Inc.	14,212	509,784
Dolby Laboratories, Inc., Class A	1,158	101,939
Flex, Ltd. (A)	10,916	192,558
FLIR Systems, Inc.	3,026	157,503
II-VI, Inc. (A)	1,575	132,410
IPG Photonics Corp. (A)	570	127,355
Jabil, Inc.	4,941	204,409
Keysight Technologies, Inc. (A)	4,077	577,262
Littelfuse, Inc.	568	138,234
National Instruments Corp.	2,574	106,564
TE Connectivity, Ltd.	6,123	737,209
Trimble, Inc. (A)	5,266	347,082
Zebra Technologies Corp., Class A (A)	1,122	435,145
IT services – 7.5%
Akamai Technologies, Inc. (A)	3,538	392,824
Amdocs, Ltd.	2,479	175,067
Cognizant Technology Solutions Corp., Class A	5,700	444,315
DXC Technology Company	4,489	126,590
EPAM Systems, Inc. (A)	884	304,476
Fastly, Inc., Class A (A)(B)	991	108,366
GoDaddy, Inc., Class A (A)	2,357	185,213
IBM Corp.	8,013	954,428
MongoDB, Inc. (A)	473	174,826
Okta, Inc. (A)	1,209	313,143
Switch, Inc., Class A	807	13,897
Twilio, Inc., Class A (A)	1,280	460,070
VeriSign, Inc. (A)	1,575	305,660
Semiconductors and semiconductor equipment – 33.8%
Advanced Micro Devices, Inc. (A)	5,315	455,177
Analog Devices, Inc.	3,411	502,543
Applied Materials, Inc.	10,033	969,990
Broadcom, Inc.	2,880	1,297,440
Cirrus Logic, Inc. (A)	1,029	96,407
CMC Materials, Inc.	533	78,516
Cree, Inc. (A)	2,074	209,640
Entegris, Inc.	2,796	275,098
First Solar, Inc. (A)	1,387	137,521
Inphi Corp. (A)	626	105,550
Intel Corp.	32,097	1,781,704
KLA Corp.	4,086	1,144,366
Lam Research Corp.	2,016	975,643
Lattice Semiconductor Corp. (A)	1,874	75,166
Marvell Technology Group, Ltd.	12,307	633,318
Maxim Integrated Products, Inc.	6,082	533,452
Microchip Technology, Inc.	5,300	721,383
Micron Technology, Inc. (A)	10,865	850,404
MKS Instruments, Inc.	1,011	159,809
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Monolithic Power Systems, Inc.	693	$246,216
NVIDIA Corp.	2,868	1,490,184
ON Semiconductor Corp. (A)	8,889	306,582
Qorvo, Inc. (A)	2,272	388,239
QUALCOMM, Inc.	6,991	1,092,553
Silicon Laboratories, Inc. (A)	781	102,444
Skyworks Solutions, Inc.	3,721	629,779
SolarEdge Technologies, Inc. (A)	787	226,916
Teradyne, Inc.	3,808	432,132
Texas Instruments, Inc.	7,365	1,220,307
Universal Display Corp.	704	162,497
Xilinx, Inc.	4,722	616,552
Software – 34.3%
Adobe, Inc. (A)	2,653	1,217,117
Alteryx, Inc., Class A (A)	694	87,479
Anaplan, Inc. (A)	1,444	96,315
ANSYS, Inc. (A)	1,399	495,764
Appfolio, Inc., Class A (A)	154	23,533
Appian Corp. (A)(B)	520	113,599
Aspen Technology, Inc. (A)	1,490	199,511
Atlassian Corp. PLC, Class A (A)	810	187,215
Autodesk, Inc. (A)	1,127	312,664
Avalara, Inc. (A)	1,087	163,050
Blackline, Inc. (A)	691	89,567
Cadence Design Systems, Inc. (A)	5,428	707,757
CDK Global, Inc.	1,765	88,074
Ceridian HCM Holding, Inc. (A)	2,090	194,182
Citrix Systems, Inc.	2,076	276,752
Cloudera, Inc. (A)	3,133	47,841
Cloudflare, Inc., Class A (A)	2,003	153,550
Coupa Software, Inc. (A)	681	211,021
Crowdstrike Holdings, Inc., Class A (A)	1,402	302,552
Datadog, Inc., Class A (A)	1,615	165,941
DocuSign, Inc. (A)	1,106	257,576
Dropbox, Inc., Class A (A)	4,654	105,320
Elastic NV (A)	725	110,171
Everbridge, Inc. (A)	420	55,831
Fair Isaac Corp. (A)	522	234,957
Five9, Inc. (A)	654	108,728
Fortinet, Inc. (A)	2,198	318,161
Guidewire Software, Inc. (A)	1,527	175,208
HubSpot, Inc. (A)	609	226,670
Intuit, Inc.	1,449	523,422
LivePerson, Inc. (A)	637	40,360
Manhattan Associates, Inc. (A)	1,156	130,894
Medallia, Inc. (A)	1,054	43,741
Microsoft Corp.	12,083	2,802,773
NortonLifeLock, Inc.	9,889	208,361
Nuance Communications, Inc. (A)	5,388	245,370
50	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Nutanix, Inc., Class A (A)	1,831	$55,882
Oracle Corp.	17,462	1,055,229
Palo Alto Networks, Inc. (A)	1,141	400,206
Paycom Software, Inc. (A)	845	320,880
Paylocity Holding Corp. (A)	588	110,226
Pegasystems, Inc.	593	75,578
Proofpoint, Inc. (A)	905	116,817
PTC, Inc. (A)	1,710	227,276
Q2 Holdings, Inc. (A)	800	102,392
Qualys, Inc. (A)	560	77,543
RealPage, Inc. (A)	1,617	139,984
RingCentral, Inc., Class A (A)	787	293,488
salesforce.com, Inc. (A)	5,298	1,195,017
ServiceNow, Inc. (A)	750	407,370
Slack Technologies, Inc., Class A (A)	5,080	214,224
Smartsheet, Inc., Class A (A)	1,824	127,206
SolarWinds Corp. (A)	1,074	18,054
Splunk, Inc. (A)	1,341	221,305
SS&C Technologies Holdings, Inc.	4,891	307,546
Synopsys, Inc. (A)	1,451	370,658
The Trade Desk, Inc., Class A (A)	491	376,101
Tyler Technologies, Inc. (A)	650	274,814
Varonis Systems, Inc. (A)	265	46,844
VMware, Inc., Class A (A)(B)	669	92,222
Workday, Inc., Class A (A)	1,202	273,491
Zendesk, Inc. (A)	1,377	198,618
Zoom Video Communications, Inc., Class A (A)	730	271,611
Zscaler, Inc. (A)	717	143,185
Technology hardware, storage and peripherals – 9.3%
Apple, Inc.	21,119	2,786,862
Dell Technologies, Inc., Class C (A)	1,685	122,820
Hewlett Packard Enterprise Company	25,196	310,919
HP, Inc.	19,193	467,158
NetApp, Inc.	4,540	301,638
Pure Storage, Inc., Class A (A)	3,567	82,505
Seagate Technology PLC	6,624	437,979
Western Digital Corp.	5,978	337,339
Xerox Holdings Corp.	4,414	92,826

SHORT-TERM INVESTMENTS – 0.5%		$270,051
(Cost $270,049)
Short-term funds – 0.5%		270,051
John Hancock Collateral Trust, 0.1320% (C)(D)	17,693	177,049

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	93,002	93,002
Total investments (Multifactor Technology ETF) (Cost $36,249,876) 100.5%		$53,320,315
Other assets and liabilities, net (0.5%)		(243,701)
Total net assets 100.0%		$53,076,614

MULTIFACTOR TECHNOLOGY ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $269,535. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $98,108 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR UTILITIES ETF

As of 1-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$21,502,494
(Cost $23,275,931)
Utilities – 99.9%		21,502,494
Electric utilities – 56.0%
Alliant Energy Corp.	8,112	394,649
American Electric Power Company, Inc.	8,982	726,734
Avangrid, Inc.	2,074	95,964
Duke Energy Corp.	15,130	1,422,218
Edison International	14,585	848,264
Entergy Corp.	9,363	892,575
Evergy, Inc.	9,647	518,333
Eversource Energy	9,349	818,038
Exelon Corp.	23,322	969,262
FirstEnergy Corp.	17,165	527,995
Hawaiian Electric Industries, Inc.	4,951	163,680
IDACORP, Inc.	1,353	119,470
NextEra Energy, Inc.	12,658	1,023,652
NRG Energy, Inc.	6,820	282,416
OGE Energy Corp.	5,703	174,056
Pinnacle West Capital Corp.	4,595	345,774
PPL Corp.	36,926	1,021,742
The Southern Company	19,267	1,135,212
Xcel Energy, Inc.	9,200	588,708
Gas utilities – 3.9%
Atmos Energy Corp.	3,379	300,731
National Fuel Gas Company	3,731	150,210
ONE Gas, Inc.	1,899	138,874
UGI Corp.	6,694	240,917
Independent power and renewable electricity producers – 5.4%
Brookfield Renewable Corp., Class A	2,428	135,847
Clearway Energy, Inc., Class A	660	19,028
Clearway Energy, Inc., Class C	1,553	48,112
The AES Corp.	20,385	497,190
Vistra Corp.	23,342	466,140
Multi-utilities – 29.8%
Ameren Corp.	10,004	727,491
CenterPoint Energy, Inc.	25,684	541,676
CMS Energy Corp.	10,016	569,710
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	51

MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities (continued)
Consolidated Edison, Inc.	12,016	$850,492
Dominion Energy, Inc.	5,708	416,056
DTE Energy Company	6,892	818,218
NiSource, Inc.	10,844	240,195
Public Service Enterprise Group, Inc.	17,593	992,773
Sempra Energy	3,922	485,387
WEC Energy Group, Inc.	8,612	765,607
Water utilities – 4.8%
American Water Works Company, Inc.	4,848	770,929
Essential Utilities, Inc.	5,576	258,169

SHORT-TERM INVESTMENTS – 0.3%		$65,019
(Cost $65,019)
Short-term funds – 0.3%		65,019
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (A)	65,019	65,019
Total investments (Multifactor Utilities ETF) (Cost $23,340,950) 100.2%		$21,567,513
Other assets and liabilities, net (0.2%)		(38,365)
Total net assets 100.0%		$21,529,148

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	The rate shown is the annualized seven-day yield as of 1-31-21.
52	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

Notes to Funds' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds and closed-end funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Consumer Discretionary ETF
Investments in securities:
Assets
Common stocks	$43,046,466	$43,046,466	—	—
Short-term investments	79,721	79,721	—	—
Total investments in securities	$43,126,187	$43,126,187	—	—

Multifactor Consumer Staples ETF
Investments in securities:
Assets
Common stocks	$24,259,506	$24,259,506	—	—
Short-term investments	57,481	57,481	—	—
Total investments in securities	$24,316,987	$24,316,987	—	—

Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$32,689,750	$32,689,750	—	—
Austria	652,999	652,999	—	—
Belgium	4,443,508	4,443,508	—	—
Chile	406,245	406,245	—	—
|	53

	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Czech Republic	$206,484	$206,484	—	—
Denmark	11,218,986	11,218,986	—	—
Finland	7,422,885	7,422,885	—	—
France	44,877,192	44,877,192	—	—
Germany	38,395,465	38,395,465	—	—
Hong Kong	14,611,419	14,611,419	—	—
Ireland	4,972,817	4,972,817	—	—
Isle of Man	356,643	356,643	—	—
Israel	1,806,799	1,806,799	—	—
Italy	9,328,949	9,328,949	—	—
Japan	119,410,408	119,410,408	—	—
Jordan	155,689	155,689	—	—
Luxembourg	540,502	540,502	—	—
Macau	224,397	224,397	—	—
Mexico	96,234	96,234	—	—
Netherlands	21,860,549	21,860,549	—	—
New Zealand	1,320,750	1,320,750	—	—
Norway	2,844,512	2,844,512	—	—
Portugal	585,855	585,855	—	—
Singapore	5,751,758	5,751,758	—	—
Spain	10,598,925	10,560,535	$38,390	—
Sweden	17,255,091	17,255,091	—	—
Switzerland	45,510,366	45,510,366	—	—
United Arab Emirates	2,493	—	2,493	—
United Kingdom	62,889,204	62,889,204	—	—
United States	44,410	44,410	—	—
Preferred securities	3,910,077	3,910,077	—	—
Warrants	17,146	17,146	—	—
Short-term investments	209,438	209,438	—	—
Total investments in securities	$464,617,945	$464,577,062	$40,883	—

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$29,967,027	$29,967,027	—	—
Chile	3,600,506	3,600,506	—	—
China	233,715,168	233,608,866	$106,302	—
Hong Kong	18,124,598	18,124,598	—	—
India	86,915,195	86,915,195	—	—
Indonesia	12,661,865	12,661,865	—	—
Malaysia	14,498,500	14,498,500	—	—
Mexico	15,202,670	15,202,670	—	—
Philippines	7,411,416	7,411,416	—	—
Poland	5,805,327	5,805,327	—	—
Russia	17,604,003	17,604,003	—	—
Saudi Arabia	9,000,280	9,000,280	—	—
South Africa	29,955,899	29,955,899	—	—
South Korea	109,845,292	109,845,292	—	—
Taiwan	105,165,022	105,165,022	—	—
Thailand	14,351,808	14,351,808	—	—
Turkey	2,854,594	2,854,594	—	—
54	|

	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Emerging Markets ETF (continued)
Preferred securities	$8,896,201	$8,896,201	—	—
Investment companies	109,855	109,855	—	—
Rights	10,589	1,110	$9,479	—
Warrants	3,876	3,876	—	—
Short-term investments	5,783,466	5,783,466	—	—
Total investments in securities	$731,483,157	$731,367,376	$115,781	—

Multifactor Energy ETF
Investments in securities:
Assets
Common stocks	$14,441,645	$14,441,645	—	—
Short-term investments	478,498	478,498	—	—
Total investments in securities	$14,920,143	$14,920,143	—	—
Derivatives:
Liabilities
Futures	$(3,984)	$(3,984)	—	—

Multifactor Financials ETF
Investments in securities:
Assets
Common stocks	$28,625,830	$28,625,830	—	—
Short-term investments	67,931	67,931	—	—
Total investments in securities	$28,693,761	$28,693,761	—	—

Multifactor Healthcare ETF
Investments in securities:
Assets
Common stocks	$52,387,494	$52,387,494	—	—
Short-term investments	96,327	96,327	—	—
Total investments in securities	$52,483,821	$52,483,821	—	—

Multifactor Industrials ETF
Investments in securities:
Assets
Common stocks	$43,164,114	$43,164,114	—	—
Short-term investments	162,395	162,395	—	—
Total investments in securities	$43,326,509	$43,326,509	—	—

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks	$977,616,041	$977,616,041	—	—
Short-term investments	1,566,142	1,566,142	—	—
Total investments in securities	$979,182,183	$979,182,183	—	—

Multifactor Materials ETF
Investments in securities:
Assets
Common stocks	$25,679,952	$25,679,952	—	—
Short-term investments	470,742	470,742	—	—
Total investments in securities	$26,150,694	$26,150,694	—	—

|	55

	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Media and Communications ETF
Investments in securities:
Assets
Common stocks	$30,719,509	$30,719,509	—	—
Short-term investments	22,242	22,242	—	—
Total investments in securities	$30,741,751	$30,741,751	—	—

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks	$1,976,245,856	$1,976,245,856	—	—
Short-term investments	5,138,380	5,138,380	—	—
Total investments in securities	$1,981,384,236	$1,981,384,236	—	—

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$548,112,230	$548,112,230	—	—
Short-term investments	3,245,637	3,245,637	—	—
Total investments in securities	$551,357,867	$551,357,867	—	—

Multifactor Technology ETF
Investments in securities:
Assets
Common stocks	$53,050,264	$53,050,264	—	—
Short-term investments	270,051	270,051	—	—
Total investments in securities	$53,320,315	$53,320,315	—	—

Multifactor Utilities ETF
Investments in securities:
Assets
Common stocks	$21,502,494	$21,502,494	—	—
Short-term investments	65,019	65,019	—	—
Total investments in securities	$21,567,513	$21,567,513	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Consumer Discretionary ETF
John Hancock Collateral Trust	—	$645,028	$5,244,655	$(5,889,825)	$319	$(177)	$2,869	—	—
Multifactor Consumer Staples ETF
John Hancock Collateral Trust	—	—	$1,335,558	$(1,335,540)	$(18)	—	$132	—	—
56	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF
John Hancock Collateral Trust	7,353	$10,542,966	$47,603,953	$(58,074,088)	$3,920	$(3,171)	$50,662	—	$73,580
Multifactor Emerging Markets ETF
John Hancock Collateral Trust	569,859	$6,738,757	$28,792,501	$(29,828,823)	$2,593	$(2,624)	$52,199	—	$5,702,404
Multifactor Energy ETF
John Hancock Collateral Trust	—	$59,622	$350,376	$(410,002)	$18	$(14)	$364	—	—
Multifactor Financials ETF
John Hancock Collateral Trust	685	$35,481	$430,559	$(459,168)	$(7)	$(8)	$424	—	$6,857
Multifactor Healthcare ETF
John Hancock Collateral Trust	3,742	$183,786	$2,490,206	$(2,636,485)	$(4)	$(61)	$686	—	$37,442
Multifactor Industrials ETF
John Hancock Collateral Trust	8,715	$95,357	$1,009,561	$(1,017,694)	$5	$(20)	$1,282	—	$87,209
Multifactor Large Cap ETF
John Hancock Collateral Trust	121,446	$1,882,757	$19,685,111	$(20,352,451)	$828	$(970)	$23,335	—	$1,215,275
Multifactor Materials ETF
John Hancock Collateral Trust	39,705	—	$889,840	$(492,452)	$(34)	$(43)	$4,079	—	$397,311
Multifactor Media and Communications ETF
John Hancock Collateral Trust	—	$150,711	$4,829,264	$(4,980,007)	$61	$(29)	$5,407	—	—
Multifactor Mid Cap ETF
John Hancock Collateral Trust	377,467	$9,727,116	$83,023,170	$(88,971,506)	$2,012	$(3,593)	$94,130	—	$3,777,199
Multifactor Small Cap ETF
John Hancock Collateral Trust	290,055	$12,670,705	$95,720,188	$(105,486,386)	$3,415	$(5,426)	$55,198	—	$2,902,496
Multifactor Technology ETF
John Hancock Collateral Trust	17,693	$149,493	$3,949,140	$(3,921,505)	$(39)	$(40)	$710	—	$177,049
|	57

For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.
58	|